                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                  John T. Genoy
                             Senior Vice President
                        SunAmerica Asset Management, LLC
                                 Harborside 5,
                         185 Hudson Street, Suite 3300,
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  March 31, 2018
                         -------------------------

Item 1. Reports to Stockholders

                                                             ANNUAL REPORT 2018

SUNAMERICA
Income Funds

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

                        Table of Contents


          SHAREHOLDER LETTER......................................   2
          EXPENSE EXAMPLE.........................................   4
          STATEMENTS OF ASSETS AND LIABILITIES....................   6
          STATEMENTS OF OPERATIONS................................   8
          STATEMENTS OF CHANGES IN NET ASSETS.....................   9
          FINANCIAL HIGHLIGHTS....................................  10
          PORTFOLIO OF INVESTMENTS................................  13
          NOTES TO FINANCIAL STATEMENTS...........................  69
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  84
          TRUSTEE AND OFFICER INFORMATION.........................  85
          SHAREHOLDER TAX INFORMATION.............................  88
          COMPARISONS: PORTFOLIO vs. INDICES......................  89

        Shareholder Letter -- (unaudited)

Dear Shareholders,

We are pleased to present this annual update for the SunAmerica Income Funds (the "Income Funds") for the 12 month period ended March 31, 2018.

From a broad perspective, the 12 months ended March 31, 2018 was a period wherein fixed income market performance was primarily driven by improving economic growth around the world, geopolitical events and shifting investor expectations about central bank monetary policy. Overall, most non-government bond sectors outperformed U.S. Treasuries during the annual period.

As the annual period began in April 2017, non-government bond sectors generally recorded positive returns. Credit-related sectors performed especially well, responding positively to solid corporate earnings and to political developments, such as the French election outcome. On the interest rate front, heightened geopolitical tensions conspired along with a weak first quarter 2017 U.S. GDP release to drive U.S. Treasury yields to their lowest levels of 2017. Non-government bond sectors maintained this trajectory in May, as investors saw fresh record highs in equity markets, a benign U.S. Treasury yield backdrop and a relatively light new issuance calendar. U.S. fixed income market performance was mixed in June 2017, as investors had to contend with resurfacing volatility in U.S. Treasury yields and oil markets and an interest rate increase by the Federal Reserve (the "Fed").

Non-government bond sectors resumed their advance in July 2017 amid a sharp climb in oil prices, a relatively stable backdrop for U.S. Treasury yields and another record high in equity markets. However, investor concerns about political discord in Washington, D.C., terrorist attacks in Spain, and an emboldened North Korea combined to take U.S. Treasury yields lower and spreads, or yield differentials to U.S. Treasuries, wider. This trajectory reversed course again in September, as non-government bond sectors benefited from optimism surrounding the release of a plan for U.S. tax reform, a firmer support for oil prices, and fresh record highs in equity markets yet again. The Fed kept its monetary policy unchanged but unveiled its plans for balance sheet normalization.+

In October 2017, non-government bond sectors generally outperformed as the optimism around corporate earnings and a pro-reflationary rise in equities more than offset the impact of U.S. Treasury yield concerns. Volatility ensued in the first two weeks of November, but this proved to be short-lived, as the U.S. Congress made surprising progress on U.S. tax reform during the second half of the month. In December, investors saw positive performance from the fixed income asset class, as the market was able to easily absorb the passage of the Republican tax reform bill, another interest rate hike by the Fed and multi-year highs in oil prices.

The first quarter of 2018 was a tale of two halves for credit markets. In January, the narrative for corporate fundamentals continued to improve with upgrades to global economic growth expectations and optimism around the impact of U.S. tax reform. However, enthusiasm began to wane, and early in February, U.S. Treasury yields surged to reach the highest levels investors had seen since 2014. Negative investor sentiment translated into investment outflows, creating a negative technical, or supply/demand, environment. This continued in March as evidence of stronger global economic growth and wage gains led to concerns around inflation and the potential for a more accelerated pace of central bank policy tightening. Indeed, investors had to contend with yet another Fed interest rate increase in March, which brought the targeted federal funds rate to a range of 1.50% - 1.75%. Softer global economic growth data, negative headlines related to several large technology companies and the threat of an escalating trade war between the U.S. and China also challenged non-government bond sector performance during the first quarter of 2018.

For the annual period overall, the Bloomberg Barclays U.S. Aggregate Bond Index,++ a broad measure of the U.S. fixed income market, returned 1.20%. U.S. Treasuries eked out modestly positive returns, and the U.S. Treasury yield curve flattened,/*/ with yields on shorter- and intermediate-term maturities rising more than yields on most longer-term maturities. The yield on the bellwether 10-year U.S. Treasury rose approximately 35 basis points/**/ to end the annual period at 2.74%. Non-U.S. Treasury sectors generally outperformed U.S. Treasuries, led by sovereign emerging markets debt, high yield corporate bonds and investment grade corporate bonds. Commercial mortgage-backed securities, agency securities, asset-backed securities and mortgage-backed securities also outperformed U.S. Treasuries, albeit to a lesser extent.

On the following pages, you will find financial statements and portfolio information for each of the Income Funds during the annual period ended March 31, 2018.

We thank you for being a part of AIG Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial advisor or get in touch with us directly at 800-858-8850 or via our website at www.aig.com/funds.

Sincerely,

The SunAmerica Income Funds Investment Professionals

   Timothy Campion            Robert Vanden Assem        David L. Albrycht
   Andrew Sheridan            Dana Burns                 Frank Ossino
   Jane Algieri               Anders Faergemann          Jonathan Stanley
                              John Yovanovic

--------
Past performance is no guarantee of future results.

+ Balance sheet normalization refers to the steps the Fed began taking in October 2017 to reverse quantitative easing and remove the substantial monetary accommodation it has provided to the economy since the financial crisis began in 2007.
++The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly in an index.
* A flattening yield curve is one wherein the differential in yields between longer-term and shorter-term maturities narrows.
**A basis point is 1/100/th/ of a percentage point.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- March 31, 2018 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a fund (each, a "Fund" and collectively the "Funds") in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2017 and held until March 31, 2018.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2018" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2018" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2018" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Funds' prospectus, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- March 31, 2018 -- (unaudited) (continued)


                                                  Actual                                  Hypothetical
                                ------------------------------------------ ------------------------------------------
                                                                                         Ending Account
                                              Ending Account Expenses Paid                Value using   Expenses Paid
                                               Value using    During the                 a Hypothetical  During the
                                  Beginning       Actual      Six Months     Beginning     5% Annual     Six Months
                                Account Value   Return at        Ended     Account Value   Return at        Ended     Annualized
                                at October 1,   March 31,      March 31,   at October 1,   March 31,      March 31,    Expense
Fund                                2017           2018          2018*         2017           2018          2018*       Ratio*
----                            ------------- -------------- ------------- ------------- -------------- ------------- ----------
AIG U.S. Government Securities
  Class A#.....................   $1,000.00     $  988.57       $ 4.91       $1,000.00     $1,020.00       $ 4.99        0.99%
  Class C#.....................   $1,000.00     $  986.45       $ 8.12       $1,000.00     $1,016.75       $ 8.25        1.64%
AIG Strategic Bond
  Class A......................   $1,000.00     $  989.14       $ 6.60       $1,000.00     $1,018.30       $ 6.69        1.33%
  Class B......................   $1,000.00     $  982.79       $10.08       $1,000.00     $1,014.76       $10.25        2.04%
  Class C......................   $1,000.00     $  983.18       $ 9.84       $1,000.00     $1,015.01       $10.00        1.99%
  Class W......................   $1,000.00     $  987.59       $ 5.60       $1,000.00     $1,019.30       $ 5.69        1.13%
AIG Flexible Credit#
  Class A......................   $1,000.00     $1,009.75       $ 6.21       $1,000.00     $1,018.75       $ 6.24        1.24%
  Class C......................   $1,000.00     $1,006.57       $ 9.51       $1,000.00     $1,015.46       $ 9.55        1.90%
  Class W......................   $1,000.00     $1,010.81       $ 5.16       $1,000.00     $1,019.80       $ 5.19        1.03%

--------
* Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial adviser for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2018" and the "Annualized Expense Ratio" would have been higher.

        SunAmerica Income Funds
        STATEMENTS OF ASSETS AND LIABILITIES -- March 31, 2018

                                                                                      AIG U.S. Government AIG Strategic
                                                                                          Securities          Bond
                                                                                             Fund             Fund
                                                                                      ------------------- -------------
ASSETS:
Investments at value (unaffiliated)*.................................................    $138,684,453     $380,910,611
Repurchase agreements (cost approximates value)......................................       6,890,000               --
Cash.................................................................................             565        1,517,138
Foreign cash*........................................................................              --            3,364
Receivable for:
 Shares of beneficial interest sold..................................................         484,535          386,887
 Dividends and interest..............................................................         567,550        4,509,722
 Investments sold....................................................................              --            1,730
 Investments sold on an extended settlement basis....................................              --          391,056
Prepaid expenses and other assets....................................................           4,533            5,821
Due from investment adviser for expense reimbursements/fee waivers...................          91,653              384
Unrealized appreciation on forward foreign currency contracts........................              --           45,463
                                                                                         ------------     ------------
TOTAL ASSETS.........................................................................     146,723,289      387,772,176
                                                                                         ------------     ------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed..............................................         210,339          575,198
 Investments purchased...............................................................              --        1,494,698
 Investments purchased on an extended settlement basis...............................              --       25,096,865
 Investment advisory and management fees.............................................          79,806          200,901
 Distribution and service maintenance fees...........................................          49,043          160,606
 Transfer agent fees and expenses....................................................          38,668           82,745
 Other accrued expenses..............................................................         107,437          179,412
Dividends Payable....................................................................           1,867           40,835
Due to Custodian.....................................................................              --               --
Unrealized depreciation on forward foreign currency contracts........................              --           12,539
                                                                                         ------------     ------------
TOTAL LIABILITIES....................................................................         487,160       27,843,799
                                                                                         ------------     ------------
NET ASSETS...........................................................................    $146,236,129     $359,928,377
                                                                                         ============     ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01.................................................    $    163,412     $  1,065,953
Paid-in capital......................................................................     164,243,108      387,850,146
                                                                                         ------------     ------------
                                                                                          164,406,520      388,916,099
Accumulated undistributed net investment income (loss)...............................         125,422         (596,107)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, and foreign exchange
 transactions........................................................................     (20,228,488)     (22,083,446)
Unrealized appreciation (depreciation) on investments................................       1,932,675       (6,346,874)
Unrealized foreign exchange gain (loss) on other assets and liabilities..............              --           38,705
                                                                                         ------------     ------------
NET ASSETS...........................................................................    $146,236,129     $359,928,377
                                                                                         ============     ============
*Cost
 Investments (unaffiliated)..........................................................    $136,751,778     $387,257,485
                                                                                         ============     ============
 Foreign cash........................................................................    $         --     $      3,581
                                                                                         ============     ============

                                                                                      AIG Flexible
                                                                                         Credit
                                                                                          Fund
                                                                                      ------------
ASSETS:
Investments at value (unaffiliated)*................................................. $323,556,463
Repurchase agreements (cost approximates value)......................................           --
Cash.................................................................................           --
Foreign cash*........................................................................        7,855
Receivable for:
 Shares of beneficial interest sold..................................................    2,026,149
 Dividends and interest..............................................................    3,466,272
 Investments sold....................................................................    2,215,569
 Investments sold on an extended settlement basis....................................    3,455,002
Prepaid expenses and other assets....................................................        5,287
Due from investment adviser for expense reimbursements/fee waivers...................      202,471
Unrealized appreciation on forward foreign currency contracts........................           --
                                                                                      ------------
TOTAL ASSETS.........................................................................  334,935,068
                                                                                      ------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed..............................................      800,885
 Investments purchased...............................................................        4,659
 Investments purchased on an extended settlement basis...............................    9,373,453
 Investment advisory and management fees.............................................      203,687
 Distribution and service maintenance fees...........................................      111,083
 Transfer agent fees and expenses....................................................       72,088
 Other accrued expenses..............................................................      168,940
Dividends Payable....................................................................      300,288
Due to Custodian.....................................................................      475,543
Unrealized depreciation on forward foreign currency contracts........................           --
                                                                                      ------------
TOTAL LIABILITIES....................................................................   11,510,626
                                                                                      ------------
NET ASSETS...........................................................................  323,424,442
                                                                                      ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01................................................. $    949,971
Paid-in capital......................................................................  333,295,046
                                                                                      ------------
                                                                                       334,245,017
Accumulated undistributed net investment income (loss)...............................      392,649
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, and foreign exchange
 transactions........................................................................   (7,114,877)
Unrealized appreciation (depreciation) on investments................................   (4,098,204)
Unrealized foreign exchange gain (loss) on other assets and liabilities..............         (143)
                                                                                      ------------
NET ASSETS........................................................................... $323,424,442
                                                                                      ============
*Cost
 Investments (unaffiliated).......................................................... $327,654,667
                                                                                      ============
 Foreign cash........................................................................ $      7,998
                                                                                      ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF ASSETS AND LIABILITIES -- March 31, 2018 (continued)

                                                                                      AIG U.S. Government AIG Strategic
                                                                                          Securities          Bond
                                                                                             Fund             Fund
                                                                                      ------------------- -------------
Class A (unlimited shares authorized):
Net assets...........................................................................    $138,598,965     $196,711,525
Shares of beneficial interest issued and outstanding.................................      15,487,456       58,281,482
Net asset value and redemption price per share (excluding any applicable contingent
 deferred sales charge) .............................................................    $       8.95     $       3.38
Maximum sales charge (4.75% of offering price).......................................    $       0.45     $       0.17
                                                                                         ------------     ------------
Maximum offering price to public.....................................................    $       9.40     $       3.55
                                                                                         ============     ============
Class B (unlimited shares authorized):
Net assets...........................................................................    $         --     $ 21,875,396
Shares of beneficial interest issued and outstanding.................................              --        6,484,584
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)...................................................    $         --     $       3.37
                                                                                         ============     ============
Class C (unlimited shares authorized):
Net assets...........................................................................    $  7,637,164     $ 71,102,502
Shares of beneficial interest issued and outstanding.................................         853,762       20,996,580
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)...................................................    $       8.95     $       3.39
                                                                                         ============     ============
Class W (unlimited shares authorized):
Net assets...........................................................................    $         --     $ 70,238,954
Shares of beneficial interest issued and outstanding.................................              --       20,832,621
Net asset value, offering and redemption price per share.............................    $         --     $       3.37
                                                                                         ============     ============

                                                                                      AIG Flexible
                                                                                         Credit
                                                                                          Fund
                                                                                      ------------
Class A (unlimited shares authorized):
Net assets........................................................................... $133,267,958
Shares of beneficial interest issued and outstanding.................................   39,207,654
Net asset value and redemption price per share (excluding any applicable contingent
 deferred sales charge) ............................................................. $       3.40
Maximum sales charge (4.75% of offering price)....................................... $       0.17
                                                                                      ------------
Maximum offering price to public..................................................... $       3.57
                                                                                      ============
Class B (unlimited shares authorized):
Net assets........................................................................... $         --
Shares of beneficial interest issued and outstanding.................................           --
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................... $         --
                                                                                      ============
Class C (unlimited shares authorized):
Net assets........................................................................... $ 58,993,641
Shares of beneficial interest issued and outstanding.................................   17,249,460
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................... $       3.42
                                                                                      ============
Class W (unlimited shares authorized):
Net assets........................................................................... $131,162,843
Shares of beneficial interest issued and outstanding.................................   38,540,035
Net asset value, offering and redemption price per share............................. $       3.40
                                                                                      ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF OPERATIONS -- For the Year Ended March 31, 2018

                                                                                       AIG U.S. Government AIG Strategic
                                                                                           Securities          Bond
                                                                                              Fund             Fund
                                                                                       ------------------- -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................     $        --      $    19,466
  Interest (unaffiliated).............................................................       3,189,376       16,483,624
                                                                                           -----------      -----------
   Total investment income*...........................................................       3,189,376       16,503,090
                                                                                           -----------      -----------
EXPENSES:
  Investment advisory and management fees.............................................       1,025,621        2,385,436
  Distribution and Service maintenance fees:
   Class A............................................................................         472,385          604,726
   Class B............................................................................              --          273,791
   Class C............................................................................         156,018        1,106,902
  Service fee -- Class W..............................................................              --           84,858
  Transfer agent fees:
   Class A............................................................................         340,777          408,449
   Class B............................................................................              --           64,614
   Class C............................................................................          39,970          255,652
   Class W............................................................................              --          125,668
  Registration fees:
   Class A............................................................................          23,957           23,586
   Class B............................................................................              --           13,526
   Class C............................................................................          13,776           18,949
   Class W............................................................................              --           16,269
  Custodian and accounting fees.......................................................          34,485          103,571
  Reports to shareholders.............................................................          47,344           75,583
  Audit and tax fees..................................................................          67,304           73,884
  Legal fees..........................................................................          19,763           31,038
  Trustees' fees and expenses.........................................................           5,629           16,288
  Interest expense....................................................................              --            1,301
  Other expenses......................................................................          15,662           24,481
                                                                                           -----------      -----------
   Total expenses before fee waivers, expense reimbursements and expense recoupments..       2,262,691        5,708,572
                                                                                           -----------      -----------
   Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 3)..        (598,312)              --
                                                                                           -----------      -----------
   Net expenses.......................................................................       1,664,379        5,708,572
                                                                                           -----------      -----------
Net investment income (loss)..........................................................       1,524,997       10,794,518
                                                                                           -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments (unaffiliated)..........................................................        (638,420)       6,353,762
  Forward contracts...................................................................              --       (3,300,757)
Net realized foreign exchange gain (loss) on other assets and liabilities.............              --          (96,294)
                                                                                           -----------      -----------
Net realized gain (loss) on investments and foreign currencies........................        (638,420)       2,956,711
                                                                                           -----------      -----------
Change in unrealized appreciation (depreciation) on:
  Investments (unaffiliated)..........................................................      (1,565,538)      (6,253,579)
  Forward contracts...................................................................              --           85,467
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....              --            7,638
                                                                                           -----------      -----------
Net unrealized gain (loss) on investments and foreign currencies......................      (1,565,538)      (6,160,474)
                                                                                           -----------      -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........      (2,203,958)      (3,203,763)
                                                                                           -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......................        (678,961)       7,590,755
                                                                                           ===========      ===========
* Net of foreign withholding taxes on interest and dividends of.......................     $        --      $     1,410
                                                                                           ===========      ===========

                                                                                       AIG Flexible
                                                                                          Credit
                                                                                           Fund
                                                                                       ------------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................ $    82,189
  Interest (unaffiliated).............................................................  21,552,679
                                                                                       -----------
   Total investment income*...........................................................  21,634,868
                                                                                       -----------
EXPENSES:
  Investment advisory and management fees.............................................   2,689,547
  Distribution and Service maintenance fees:
   Class A............................................................................     501,431
   Class B............................................................................          --
   Class C............................................................................     720,765
  Service fee -- Class W..............................................................     222,397
  Transfer agent fees:
   Class A............................................................................     334,082
   Class B............................................................................          --
   Class C............................................................................     164,330
   Class W............................................................................     328,943
  Registration fees:
   Class A............................................................................      25,990
   Class B............................................................................          --
   Class C............................................................................      20,400
   Class W............................................................................      21,820
  Custodian and accounting fees.......................................................      89,599
  Reports to shareholders.............................................................      94,584
  Audit and tax fees..................................................................      86,342
  Legal fees..........................................................................      28,520
  Trustees' fees and expenses.........................................................      16,816
  Interest expense....................................................................      57,057
  Other expenses......................................................................      26,370
                                                                                       -----------
   Total expenses before fee waivers, expense reimbursements and expense recoupments..   5,428,993
                                                                                       -----------
   Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 3)..    (406,076)
                                                                                       -----------
   Net expenses.......................................................................   5,022,917
                                                                                       -----------
Net investment income (loss)..........................................................  16,611,951
                                                                                       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments (unaffiliated)..........................................................   1,837,310
  Forward contracts...................................................................          --
Net realized foreign exchange gain (loss) on other assets and liabilities.............          --
                                                                                       -----------
Net realized gain (loss) on investments and foreign currencies........................   1,837,310
                                                                                       -----------
Change in unrealized appreciation (depreciation) on:
  Investments (unaffiliated)..........................................................  (5,217,698)
  Forward contracts...................................................................          --
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....       1,045
                                                                                       -----------
Net unrealized gain (loss) on investments and foreign currencies......................  (5,216,653)
                                                                                       -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........  (3,379,343)
                                                                                       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......................  13,232,608
                                                                                       ===========
* Net of foreign withholding taxes on interest and dividends of....................... $        --
                                                                                       ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF CHANGES IN NET ASSETS

                                                                        AIG U.S. Government
                                                                          Securities Fund         AIG Strategic Bond Fund
                                                                    --------------------------  --------------------------
                                                                    For the year  For the year  For the year  For the year
                                                                       ended         ended         ended         ended
                                                                     March 31,     March 31,     March 31,     March 31,
                                                                        2018          2017          2018          2017
                                                                    ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)..................................... $  1,524,997  $  1,544,525  $ 10,794,518  $ 10,313,149
  Net realized gain (loss) on investments and foreign currencies...     (638,420)   (3,707,604)    2,956,711    (1,494,836)
  Net unrealized gain (loss) on investments and foreign
   currencies......................................................   (1,565,538)   (4,357,250)   (6,160,474)   16,386,601
                                                                    ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from operations....     (678,961)   (6,520,329)    7,590,755    25,204,914
                                                                    ------------  ------------  ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A)..................................   (2,487,089)   (2,798,856)   (5,155,583)   (5,554,446)
  Net investment income (Class B)..................................           --            --      (637,563)     (785,283)
  Net investment income (Class C)..................................     (174,406)     (290,749)   (2,616,763)   (3,770,924)
  Net investment income (Class W)..................................           --            --    (1,770,057)   (1,129,107)
  Net realized gain on securities (Class A)........................           --            --            --            --
  Net realized gain on securities (Class B)........................           --            --            --            --
  Net realized gain on securities (Class C)........................           --            --            --            --
  Net realized gain on securities (Class W)........................           --            --            --            --
                                                                    ------------  ------------  ------------  ------------
Total distributions to shareholders................................   (2,661,495)   (3,089,605)  (10,179,966)  (11,239,760)
                                                                    ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital share
 transactions (Note 6).............................................  (18,398,158)  (10,548,448)      848,412   (39,982,323)
                                                                    ------------  ------------  ------------  ------------
Total increase (decrease) in net assets............................  (21,738,614)  (20,158,382)   (1,740,799)  (26,017,169)

NET ASSETS:
Beginning of period................................................  167,974,743   188,133,125   361,669,176   387,686,345
                                                                    ------------  ------------  ------------  ------------
End of period+..................................................... $146,236,129  $167,974,743  $359,928,377  $361,669,176
                                                                    ============  ============  ============  ============
+Includes accumulated undistributed net investment income
 (loss) of......................................................... $    125,422  $     47,778  $   (596,107) $ (1,256,884)
                                                                    ============  ============  ============  ============

                                                                     AIG Flexible Credit Fund
                                                                    --------------------------
                                                                    For the year  For the year
                                                                       ended         ended
                                                                     March 31,     March 31,
                                                                        2018          2017
                                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)..................................... $ 16,611,951  $ 13,687,344
  Net realized gain (loss) on investments and foreign currencies...    1,837,310     2,673,462
  Net unrealized gain (loss) on investments and foreign
   currencies......................................................   (5,216,653)   10,941,400
                                                                    ------------  ------------
Net increase (decrease) in net assets resulting from operations....   13,232,608    27,302,206
                                                                    ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A)..................................   (6,747,881)   (5,974,085)
  Net investment income (Class B)..................................           --            --
  Net investment income (Class C)..................................   (2,890,712)   (2,514,450)
  Net investment income (Class W)..................................   (7,204,700)   (5,460,071)
  Net realized gain on securities (Class A)........................           --            --
  Net realized gain on securities (Class B)........................           --            --
  Net realized gain on securities (Class C)........................           --            --
  Net realized gain on securities (Class W)........................           --            --
                                                                    ------------  ------------
Total distributions to shareholders................................  (16,843,293)  (13,948,606)
                                                                    ------------  ------------
Net increase (decrease) in net assets resulting from capital share
 transactions (Note 6).............................................  (49,463,029)   85,037,339
                                                                    ------------  ------------
Total increase (decrease) in net assets............................  (53,073,714)   98,390,939

NET ASSETS:
Beginning of period................................................  376,498,156   278,107,217
                                                                    ------------  ------------
End of period+..................................................... $323,424,442  $376,498,156
                                                                    ============  ============
+Includes accumulated undistributed net investment income
 (loss) of......................................................... $    392,649  $    249,849
                                                                    ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS

                                                           AIG U.S. GOVERNMENT SECURITIES FUND
                                                           -----------------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distributions          Net               Net
               Asset                 (both               Dividends    from net            Asset            Assets,    Ratio of
              Value,      Net      realized   Total from  from net    realized     Total  Value,           end of     expenses
             beginning investment     and     investment investment   gains on    Distri- end of   Total   period    to average
Period Ended of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)  net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                         Class A
                                                                         -------
  03/31/14     $9.91     $0.14      $(0.45)     $(0.31)    $(0.17)       $--      $(0.17) $9.43    (3.11)% $106,747     0.99%
  03/31/15      9.43      0.12        0.34        0.46      (0.16)        --       (0.16)  9.73     4.94    187,417     0.99
  03/31/16      9.73      0.08       (0.05)       0.03      (0.17)        --       (0.17)  9.59     0.33    156,468     0.99
  03/31/17      9.59      0.09       (0.37)      (0.28)     (0.16)        --       (0.16)  9.15    (2.93)   148,382     0.99
  03/31/18      9.15      0.09       (0.13)      (0.04)     (0.16)        --       (0.16)  8.95    (0.46)   138,599     0.99
                                                                         Class C
                                                                         -------
  03/31/14     $9.91     $0.08      $(0.46)     $(0.38)    $(0.11)       $--      $(0.11) $9.42    (3.84)% $  7,295     1.64%
  03/31/15      9.42      0.06        0.34        0.40      (0.10)        --       (0.10)  9.72     4.27     23,999     1.64
  03/31/16      9.72      0.01       (0.03)      (0.02)     (0.11)        --       (0.11)  9.59    (0.22)    31,665     1.64
  03/31/17      9.59      0.02       (0.37)      (0.35)     (0.10)        --       (0.10)  9.14    (3.66)    19,592     1.64
  03/31/18      9.14      0.04       (0.13)      (0.09)     (0.10)        --       (0.10)  8.95    (1.00)     7,637     1.64



    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------


    1.42%        122%
    1.24          57
    0.81          36
    0.91          95
    1.03          29


    0.77%        122%
    0.61          57
    0.16          36
    0.26          95
    0.38          29

--------
(1)Calculated based upon average shares outstanding.
(2)Total return does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                            03/31/14 03/31/15 03/31/16 03/31/17 03/31/18
                                            -------- -------- -------- -------- --------
AIG U.S. Government Securities Fund Class A   0.40%    0.38%    0.37%    0.35%    0.37%
AIG U.S. Government Securities Fund
 Class C...................................   0.57     0.50     0.39     0.40     0.46

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                      AIG STRATEGIC BOND FUND
                                                                      -----------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distributions          Net               Net
                       Asset                 (both               Dividends    from net            Asset            Assets,
                      Value,      Net      realized   Total from  from net    realized     Total  Value,           end of
                     beginning investment     and     investment investment   gains on    Distri- end of   Total   period
    Period Ended     of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------
                                                                              Class A
                                                                              -------
03/31/14               $3.60     $0.14      $(0.06)     $ 0.08     $(0.15)       $--      $(0.15) $3.53     2.34%  $255,821
03/31/15                3.53      0.13       (0.04)       0.09      (0.13)        --       (0.13)  3.49     2.70    235,093
03/31/16                3.49      0.12       (0.20)      (0.08)     (0.14)        --       (0.14)  3.27    (2.32)   175,386
03/31/17                3.27      0.10        0.14        0.24      (0.11)        --       (0.11)  3.40     7.38    163,163
03/31/18                3.40      0.11       (0.03)       0.08      (0.10)        --       (0.10)  3.38     2.41    196,712
                                                                              Class B
                                                                              -------
03/31/14               $3.59     $0.12      $(0.05)     $ 0.07     $(0.13)       $--      $(0.13) $3.53     1.95%  $ 46,462
03/31/15                3.53      0.10       (0.03)       0.07      (0.11)        --       (0.11)  3.49     2.01     39,733
03/31/16                3.49      0.10       (0.20)      (0.10)     (0.12)        --       (0.12)  3.27    (2.97)    31,038
03/31/17                3.27      0.08        0.14        0.22      (0.09)        --       (0.09)  3.40     6.66     29,762
03/31/18                3.40      0.09       (0.04)       0.05      (0.08)        --       (0.08)  3.37     1.41     21,875
                                                                              Class C
                                                                              -------
03/31/14               $3.61     $0.12      $(0.06)     $ 0.06     $(0.13)       $--      $(0.13) $3.54     1.69%  $197,904
03/31/15                3.54      0.11       (0.04)       0.07      (0.11)        --       (0.11)  3.50     2.05    184,282
03/31/16                3.50      0.10       (0.19)      (0.09)     (0.12)        --       (0.12)  3.29    (2.63)   151,197
03/31/17                3.29      0.08        0.13        0.21      (0.09)        --       (0.09)  3.41     6.35    128,332
03/31/18                3.41      0.09       (0.03)       0.06      (0.08)        --       (0.08)  3.39     1.75     71,103
                                                                              Class W
                                                                              -------
01/29/15(4)-03/31/15   $3.48     $0.01      $ 0.02      $ 0.03     $(0.02)       $--      $(0.02) $3.49     0.99%  $ 15,664
03/31/16                3.49      0.12       (0.20)      (0.08)     (0.14)        --       (0.14)  3.27    (2.14)    30,065
03/31/17                3.27      0.11        0.13        0.24      (0.12)        --       (0.12)  3.39     7.26     40,412
03/31/18                3.39      0.11       (0.02)       0.09      (0.11)        --       (0.11)  3.37     2.65     70,239



                 Ratio
                 of net
 Ratio of      investment
 expenses      income to
to average      average       Portfolio
net assets     net assets     Turnover
----------     ----------     ---------


   1.31%          4.01%          158%
   1.30           3.62           137
   1.34           3.54           108
   1.32           3.00           109
   1.33           3.15           149


   1.97%          3.35%          158%
   1.97           2.95           137
   2.01           2.87           108
   1.99           2.33           109
   2.02           2.46           149


   1.96%          3.37%          158%
   1.94           2.98           137
   1.98           2.90           108
   1.97           2.35           109
   1.98           2.50           149


   1.20%(3)(5)    2.73%(3)(5)    137%
   1.15           3.71           108
   1.14           3.20           109
   1.14           3.34           149

--------
(1)Calculated based upon average shares outstanding.
(2)Total return does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                                       03/31/15
                                                       --------
              AIG Strategic Bond Fund Class W.........   0.69%(5)

(4)Inception date of class.
(5)Annualized.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                       AIG FLEXIBLE CREDIT FUND
                                                                       ------------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distributions          Net
                       Asset                 (both               Dividends    from net            Asset            Net Assets,
                      Value,      Net      realized   Total from  from net    realized     Total  Value,             end of
                     beginning investment     and     investment investment   gains on    Distri- end of   Total     period
    Period Ended     of period income(1)  unrealized) operations   income    investment   butions period Return(2)   (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -----------
                                                                               Class A
                                                                               -------
03/31/14               $3.58     $0.19      $ 0.00      $ 0.19     $(0.18)       $--      $(0.18) $3.59     5.60%   $ 70,713
03/31/15                3.59      0.15       (0.11)       0.04      (0.17)        --       (0.17)  3.46     1.06     127,508
03/31/16                3.46      0.13       (0.16)      (0.03)     (0.14)        --       (0.14)  3.29    (0.93)    125,775
03/31/17                3.29      0.14        0.16        0.30      (0.15)        --       (0.15)  3.44     9.11     144,880
03/31/18                3.44      0.16       (0.04)       0.12      (0.16)        --       (0.16)  3.40     3.54     133,268
                                                                               Class C
                                                                               -------
03/31/14               $3.60     $0.17      $ 0.00      $ 0.17     $(0.16)       $--      $(0.16) $3.61     4.92%   $ 30,595
03/31/15                3.61      0.13       (0.11)       0.02      (0.15)        --       (0.15)  3.48     0.43      45,411
03/31/16                3.48      0.11       (0.16)      (0.05)     (0.12)        --       (0.12)  3.31    (1.54)     61,891
03/31/17                3.31      0.12        0.15        0.27      (0.12)        --       (0.12)  3.46     8.38      74,241
03/31/18                3.46      0.14       (0.04)       0.10      (0.14)        --       (0.14)  3.42     2.88      58,994
                                                                               Class W
                                                                               -------
10/01/14(4)-03/31/15   $3.50     $0.06      $(0.01)     $ 0.05     $(0.08)       $--      $(0.08) $3.47     1.57%   $ 13,632
03/31/16                3.47      0.13       (0.17)      (0.04)     (0.14)        --       (0.14)  3.29    (1.02)     90,441
03/31/17                3.29      0.15        0.15        0.30      (0.15)        --       (0.15)  3.44     9.34     157,377
03/31/18                3.44      0.17       (0.04)       0.13      (0.17)        --       (0.17)  3.40     3.76     131,163



                 Ratio
                 of net
 Ratio of      investment
 expenses      income to
to average      average       Portfolio
net assets     net assets     Turnover
----------     ----------     ---------


   1.36%(3)       5.41%(3)       49%
   1.41(3)        4.50(3)        74
   1.45(3)        3.92(3)        52
   1.43           4.21           69
   1.33(3)        4.60(3)        63


   2.01%(3)       4.76%(3)       49%
   2.06(3)        3.88(3)        74
   2.10(3)        3.27(3)        52
   2.07           3.57           69
   1.99(3)        3.94(3)        63


   1.25%(3)(5)    4.25%(3)(5)    74%
   1.25(3)        4.11(3)        52
   1.21           4.44           69
   1.12(3)        4.79(3)        63

--------
(1)Calculated based upon average shares outstanding.
(2)Total return does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements and waivers, if applicable (based on average net assets):

                                          03/31/14 03/31/15  03/31/16 03/31/18
                                          -------- --------  -------- --------
 AIG Flexible Credit Fund Class A........   0.17%    0.19%     0.03%    0.11%
 AIG Flexible Credit Fund Class C........   0.18     0.20      0.02     0.11
 AIG Flexible Credit Fund Class W........     --     1.12(5)   0.04     0.11

(4)Inception date of class.
(5)Annualized.

See Notes to Financial Statements

        AIG U.S. Government Securities Fund
        PORTFOLIO PROFILE -- March 31, 2018 -- (unaudited)


Industry Allocation*

                     United States Treasury Notes.... 34.6%
                     Government National Mtg. Assoc.. 25.3
                     Federal Home Loan Bank.......... 13.4
                     United States Treasury Bonds.... 12.2
                     Federal Home Loan Mtg. Corp.....  7.2
                     Repurchase Agreements...........  4.7
                     Federal National Mtg. Assoc.....  2.1
                                                      ----
                                                      99.5%
                                                      ====

Credit Quality+#

                               Aaa........  98.8%
                               Not Rated@.   1.2
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        AIG U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018



                                                Principal    Value
                Security Description             Amount     (Note 2)
         U.S. GOVERNMENT AGENCIES -- 48.0%
         Federal Home Loan Bank -- 13.4%
            1.50% due 08/15/2019(1)........... $ 2,250,000 $ 2,242,667
            1.69% due 02/26/2021..............     480,000     465,551
            2.14% due 12/05/2022..............     372,093     361,532
            4.50% due 09/13/2019..............   1,490,000   1,536,291
           Federal Home Loan Bank FRS
            1.83% (1 ML+0.03%)
            due 05/17/2018....................  15,000,000  15,002,804
                                                           -----------
                                                            19,608,845
                                                           -----------
         Federal Home Loan Mtg. Corp. -- 7.2%
            3.50% due 08/01/2030..............   2,914,349   2,977,002
            3.50% due 12/01/2044..............   4,387,170   4,420,441
            4.00% due 04/01/2034..............   1,418,255   1,466,452
           Federal Home Loan Mtg. Corp. REMIC
            Series 3747, Class WA
            3.50% due 10/15/2030(2)...........   1,613,891   1,636,914
                                                           -----------
                                                            10,500,809
                                                           -----------
         Federal National Mtg. Assoc. -- 2.1%
            2.50% due 11/01/2027..............   3,153,559   3,115,042
                                                           -----------
         Government National Mtg. Assoc. -- 25.3%
            3.50% due 03/15/2042..............     303,867     308,509
            3.50% due 06/15/2042..............   1,573,911   1,597,703
            3.50% due 07/15/2042..............     518,933     526,835
            3.50% due 02/20/2045..............     900,616     910,819
            4.00% due 03/15/2039..............     172,311     177,358
            4.00% due 04/15/2039..............     105,791     108,893
            4.00% due 06/15/2039..............     433,178     445,747
            4.00% due 12/15/2039..............     244,711     251,862
            4.00% due 08/15/2040..............     180,852     186,516
            4.00% due 09/15/2040..............     190,488     196,996
            4.00% due 11/15/2040..............     327,303     337,643
            4.00% due 12/15/2040..............     255,057     263,266
            4.00% due 02/15/2041..............     126,616     130,805
            4.00% due 03/15/2041..............     171,357     177,163
            4.00% due 07/15/2041..............     315,631     325,520
            4.00% due 08/15/2041..............     265,373     274,289
            4.00% due 09/15/2041..............   1,054,941   1,090,628
            4.00% due 10/15/2041..............     404,108     417,208
            4.00% due 11/15/2041..............     587,549     605,148
            4.00% due 12/15/2041..............     507,849     524,354
            4.00% due 01/15/2042..............   1,553,970   1,604,314
            4.00% due 02/15/2042..............     637,024     658,134
            4.00% due 03/15/2042..............     173,502     178,697
            4.00% due 06/15/2042..............     139,347     143,390
            4.50% due 05/15/2018..............       1,676       1,675
            4.50% due 08/15/2018..............       5,510       5,510
            4.50% due 09/15/2018..............      36,804      36,794
            4.50% due 10/15/2018..............      59,080      59,088
            4.50% due 09/15/2033..............     280,677     294,224
            4.50% due 03/15/2039..............      84,315      87,671
            4.50% due 04/15/2039..............      60,788      64,281
            4.50% due 05/15/2039..............     163,960     172,824
            4.50% due 06/15/2039..............   1,205,504   1,274,145
            4.50% due 07/15/2039..............     553,044     582,456
            4.50% due 09/15/2039..............     158,091     167,145
            4.50% due 11/15/2039..............     111,791     118,186


                                              Principal        Value
                 Security Description          Amount         (Note 2)
                Government National Mtg. Assoc. (continued)
                   4.50% due 12/15/2039...... $  458,957     $  484,293
                   4.50% due 01/15/2040......    131,263        138,823
                   4.50% due 02/15/2040......    782,453        824,558
                   4.50% due 03/15/2040......    561,967        590,956
                   4.50% due 04/15/2040......    147,500        156,015
                   4.50% due 05/15/2040......    124,768        131,991
                   4.50% due 06/15/2040......    146,521        154,920
                   4.50% due 07/15/2040......    376,039        397,815
                   4.50% due 01/15/2041......    150,706        159,330
                   4.50% due 03/15/2041......  1,162,888      1,229,535
                   4.50% due 04/15/2041......    474,500        498,838
                   4.50% due 06/15/2041......    244,045        254,150
                   4.50% due 08/15/2041......    141,564        147,147
                   4.50% due 04/20/2044......    661,416        696,922
                   5.00% due 04/15/2018......      3,149          3,161
                   5.00% due 08/15/2033......    361,753        388,573
                   5.00% due 10/15/2033......    600,927        638,226
                   5.00% due 05/15/2035......     79,712         84,037
                   5.00% due 08/15/2035......    317,497        341,085
                   5.00% due 03/15/2036......    166,012        175,511
                   5.00% due 05/15/2036......     72,665         77,385
                   5.00% due 09/15/2036......    121,471        130,527
                   5.00% due 01/15/2037......    158,786        170,603
                   5.00% due 02/15/2037......    133,294        140,560
                   5.00% due 03/15/2037......     46,702         50,183
                   5.00% due 04/15/2037......    334,428        357,556
                   5.00% due 04/15/2038......    359,468        384,922
                   5.00% due 05/15/2038......    199,785        214,628
                   5.00% due 08/15/2038......    497,274        534,641
                   5.00% due 01/15/2039......    184,260        197,868
                   5.00% due 02/15/2039......     94,211        101,197
                   5.00% due 03/15/2039......    112,094        120,519
                   5.00% due 04/15/2039......     88,413         93,500
                   5.00% due 07/20/2039......    906,052        975,944
                   5.00% due 08/15/2039......    247,377        263,439
                   5.00% due 09/20/2039......  2,952,105      3,167,823
                   5.00% due 10/15/2039......    595,896        640,182
                   5.00% due 11/15/2039......    482,365        515,374
                   5.00% due 12/15/2039......    434,587        466,785
                   5.00% due 04/15/2040......    457,664        485,473
                   5.00% due 05/15/2040......    855,621        912,138
                   5.00% due 07/20/2045......    383,428        409,206
                   5.50% due 06/15/2033......    548,083        600,270
                   5.50% due 07/15/2033......     98,754        108,827
                   5.50% due 10/15/2033......    145,604        160,309
                   5.50% due 01/15/2034......    429,438        471,824
                   5.50% due 02/15/2034......    245,335        268,235
                   5.50% due 04/20/2035......    427,227        470,754
                   5.50% due 09/15/2035......    374,691        422,679
                   5.50% due 10/15/2035......    295,552        325,750
                   5.50% due 02/15/2038......    134,525        146,387
                   5.50% due 04/15/2038......     79,939         86,988
                   5.50% due 09/15/2039......     68,636         74,834
                   5.50% due 03/15/2040......        267            293
                   6.00% due 04/15/2028......    132,535        148,820
                   6.00% due 08/15/2033......    231,712        260,397
                   6.00% due 12/15/2033......     89,266         99,929

        AIG U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)



                                                Principal     Value
                Security Description             Amount      (Note 2)
        U.S. GOVERNMENT AGENCIES (continued)
        Government National Mtg. Assoc. (continued)
           6.00% due 09/20/2038............... $   936,906 $  1,044,252
           6.50% due 10/15/2031...............      53,155       59,457
                                                           ------------
                                                             36,962,140
                                                           ------------
        Total U.S. Government Agencies
           (cost $71,279,991).................               70,186,836
                                                           ------------
        U.S. GOVERNMENT TREASURIES -- 46.8%
        United States Treasury Bonds -- 12.2%
           2.38% due 12/31/2020...............   2,000,000    1,999,922
           2.50% due 02/15/2045...............   1,000,000      913,086
           4.25% due 11/15/2040...............   8,000,000    9,766,875
           4.75% due 02/15/2041...............   4,000,000    5,222,969
                                                           ------------
                                                             17,902,852
                                                           ------------
        United States Treasury Notes -- 34.6%
           1.38% due 12/15/2019...............   3,000,000    2,955,234
           1.38% due 05/31/2021...............  28,000,000   27,100,937
           1.50% due 06/15/2020...............   3,000,000    2,947,148
           1.63% due 08/31/2019...............   2,000,000    1,983,359
           2.00% due 01/31/2020...............   3,000,000    2,985,703
           2.00% due 08/31/2021...............   2,000,000    1,969,922
           2.00% due 02/15/2025...............   5,000,000    4,784,180
           2.00% due 08/15/2025...............   3,000,000    2,858,906
           2.25% due 02/29/2020...............   2,000,000    1,999,063
           3.13% due 05/15/2019...............   1,000,000    1,010,313
                                                           ------------
                                                             50,594,765
                                                           ------------
        Total U.S. Government Treasuries
           (cost $65,471,787).................               68,497,617
                                                           ------------
        Total Long-Term Investment Securities
           (cost $136,751,778)................              138,684,453
                                                           ------------


                                                     Principal     Value
                Security Description                  Amount      (Note 2)
   REPURCHASE AGREEMENTS -- 4.7%
     Agreement with Fixed Income Clearing Corp.,
      bearing interest at 0.28%, dated
      03/29/2018, to be repurchased 04/02/2018
      in the amount $6,890,214 and collateralized
      by $7,145,000 of United States Treasury
      Notes, bearing interest at 2.38%, due
      08/15/2024 and having an approximate
      value of $7,031,595.
      (cost $6,890,000)............................ $6,890,000  $  6,890,000
                                                                ------------
   TOTAL INVESTMENTS
      (cost $143,641,778)(3).......................       99.5%  145,574,453
   Other assets less liabilities...................        0.5       661,676
                                                    ----------  ------------
   NET ASSETS                                            100.0% $146,236,129
                                                    ==========  ============

--------
(1)"Step-up" security where the rate increases ("steps up") at a predetermined rate. The rate reflected is as of March 31, 2018.
(2)Collateralized Mortgage Obligation
(3)See Note 5 for cost of investments on a tax basis.
REMIC --Real Estate Mortgage Investment Conduit
FRS --Floating Rate Security

The rates shown on FRS are the current interest rates as of March 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend
1    ML -- 1 Month USD LIBOR

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2018 (see Note 2):

                             Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                 Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                             --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
U.S. Government Agencies....          $--            $ 70,186,836             $--           $ 70,186,836
U.S. Government Treasuries..           --              68,497,617              --             68,497,617
Repurchase Agreements.......           --               6,890,000              --              6,890,000
                                      ---            ------------             ---           ------------
Total Investments at Value..          $--            $145,574,453             $--           $145,574,453
                                      ===            ============             ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        AIG Strategic Bond Fund
        PORTFOLIO PROFILE -- March 31, 2018 -- (unaudited)

Industry Allocation*

                 Sovereign.............................. 17.4%
                 Federal National Mtg. Assoc............  5.4
                 Registered Investment Companies........  5.2
                 Diversified Banking Institutions.......  4.0
                 Oil Companies-Integrated...............  4.0
                 Federal Home Loan Mtg. Corp............  3.6
                 Banks-Commercial.......................  3.3
                 Oil Companies-Exploration & Production.  3.2
                 Pipelines..............................  3.1
                 Cable/Satellite TV.....................  2.6
                 Cellular Telecom.......................  2.1
                 Real Estate Investment Trusts..........  1.8
                 Telephone-Integrated...................  1.5
                 Transport-Marine.......................  1.2
                 Building & Construction-Misc...........  1.2
                 Finance-Other Services.................  1.2
                 Transport-Rail.........................  1.1
                 Electric-Integrated....................  1.0
                 Petrochemicals.........................  1.0
                 Banks-Export/Import....................  1.0
                 Finance-Consumer Loans.................  1.0
                 Diversified Financial Services.........  1.0
                 Medical-Drugs..........................  0.9
                 Satellite Telecom......................  0.9
                 Enterprise Software/Service............  0.8
                 Oil-Field Services.....................  0.8
                 Electric-Distribution..................  0.8
                 Computer Services......................  0.7
                 Metal Processors & Fabrication.........  0.7
                 Chemicals-Diversified..................  0.7
                 Oil & Gas Drilling.....................  0.7
                 Auto-Cars/Light Trucks.................  0.7
                 Insurance-Multi-line...................  0.6
                 Oil Refining & Marketing...............  0.6
                 Metal-Copper...........................  0.6
                 Computers-Integrated Systems...........  0.6
                 Electric-Generation....................  0.6
                 Computers..............................  0.6
                 Paper & Related Products...............  0.6
                 Diversified Manufacturing Operations...  0.5
                 Real Estate Management/Services........  0.5
                 Computers-Memory Devices...............  0.5
                 Medical-Hospitals......................  0.5
                 Chemicals-Specialty....................  0.5
                 Central Bank...........................  0.4
                 Containers-Paper/Plastic...............  0.4
                 Steel-Producers........................  0.4
                 Aerospace/Defense-Equipment............  0.4
                 Building-Residential/Commercial........  0.4
                 Banks-Super Regional...................  0.4
                 Airlines...............................  0.4
                 Building-Heavy Construction............  0.4
                 Finance-Auto Loans.....................  0.4
                 Savings & Loans/Thrifts................  0.4
                 Containers-Metal/Glass.................  0.4
                 Television.............................  0.4
                 Marine Services........................  0.4
                 Insurance-Property/Casualty............  0.3
                 Retail-Restaurants.....................  0.3
                 Physicians Practice Management.........  0.3


                  Brewery................................ 0.3%
                  Publishing-Books....................... 0.3
                  Metal-Diversified...................... 0.3
                  Auto-Heavy Duty Trucks................. 0.3
                  Circuit Boards......................... 0.3
                  Finance-Credit Card.................... 0.3
                  Building Products-Wood................. 0.3
                  Retail-Office Supplies................. 0.3
                  Insurance-Life/Health.................. 0.3
                  Auto/Truck Parts & Equipment-Original.. 0.3
                  Rental Auto/Equipment.................. 0.3
                  Real Estate Operations & Development... 0.3
                  Building & Construction Products-Misc.. 0.3
                  Internet Connectivity Services......... 0.3
                  Diversified Minerals................... 0.3
                  Finance-Investment Banker/Broker....... 0.3
                  Printing-Commercial.................... 0.3
                  E-Commerce/Services.................... 0.3
                  Platinum............................... 0.3
                  Agricultural Chemicals................. 0.3
                  Distribution/Wholesale................. 0.3
                  Dialysis Centers....................... 0.3
                  Gambling (Non-Hotel)................... 0.3
                  Energy-Alternate Sources............... 0.3
                  Food-Retail............................ 0.3
                  Cosmetics & Toiletries................. 0.3
                  Coal................................... 0.3
                  Telecom Services....................... 0.2
                  Broadcast Services/Program............. 0.2
                  Internet Content-Entertainment......... 0.2
                  Diversified Operations................. 0.2
                  Finance-Mortgage Loan/Banker........... 0.2
                  Gas-Distribution....................... 0.2
                  Batteries/Battery Systems.............. 0.2
                  Radio.................................. 0.2
                  Cruise Lines........................... 0.2
                  Retail-Appliances...................... 0.2
                  Travel Services........................ 0.2
                  Machinery-General Industrial........... 0.2
                  Hotels/Motels.......................... 0.2
                  Building Societies..................... 0.2
                  Food-Meat Products..................... 0.2
                  Building Products-Cement............... 0.2
                  Machinery-Thermal Process.............. 0.2
                  Metal-Iron............................. 0.2
                  Retail-Automobile...................... 0.2
                  Pharmacy Services...................... 0.2
                  Food-Dairy Products.................... 0.2
                  Oil Field Machinery & Equipment........ 0.2
                  Medical-HMO............................ 0.2
                  Poultry................................ 0.2
                  Electronic Parts Distribution.......... 0.2
                  Retail-Discount........................ 0.2
                  Medical-Generic Drugs.................. 0.2
                  Hazardous Waste Disposal............... 0.2
                  Non-Ferrous Metals..................... 0.2
                  Banks-Money Center..................... 0.2
                  Water.................................. 0.1
                  Racetracks............................. 0.1
                  Commercial Services.................... 0.1
                  Internet Application Software.......... 0.1

        AIG Strategic Bond Fund
        PORTFOLIO PROFILE -- March 31, 2018 -- (unaudited) (continued)



Industry Allocation* (continued)

                     Retail-Pawn Shops.............   0.1%
                     Transport-Services............   0.1
                     Finance-Commercial............   0.1
                     Diamonds/Precious Stones......   0.1
                     Food-Wholesale/Distribution...   0.1
                     Semiconductor Equipment.......   0.1
                     Medical-Biomedical/Gene.......   0.1
                     Banks-Special Purpose.........   0.1
                     Building Products-Air &
                      Heating......................   0.1
                     Consumer Products-Misc........   0.1
                     Insurance-Mutual..............   0.1
                     Machinery-Farming.............   0.1
                     Telecommunication Equipment...   0.1
                     Computer Data Security........   0.1
                     Medical Products..............   0.1
                     Transport-Truck...............   0.1
                     Leisure Products..............   0.1
                     Insurance Brokers.............   0.1
                     Media.........................   0.1
                     Internet Financial Services...   0.1
                     Building Products-Doors &
                      Windows......................   0.1
                     Retail-Petroleum Products.....   0.1
                     Commercial Services-Finance...   0.1
                     Soap & Cleaning Preparation...   0.1
                     Computer Software.............   0.1
                     Resorts/Theme Parks...........   0.1
                     X-Ray Equipment...............   0.1
                     Retail-Sporting Goods.........   0.1
                     Retail-Hypermarkets...........   0.1
                     Footwear & Related Apparel....   0.1
                     Theaters......................   0.1
                     Beverages-Non-alcoholic.......   0.1
                     Tools-Hand Held...............   0.1
                     Coatings/Paint................   0.1
                     Electronic
                      Components-Semiconductors....   0.1
                     Semiconductor
                      Components-Integrated
                      Circuits.....................   0.1
                     Trucking/Leasing..............   0.1
                     Food-Misc./Diversified........   0.1
                     Machinery-Electrical..........   0.1
                                                    -----
                                                    105.8%
                                                    =====

Credit Quality+#

                     Aaa...........................   9.7%
                     Aa............................   1.1
                     A.............................   8.0
                     Baa...........................  19.3
                     Ba............................  19.6
                     B.............................  26.3
                     Caa...........................   4.8
                     Ca............................   0.1
                     Not Rated@....................  11.1
                                                    -----
                                                    100.0%
                                                    =====

--------
*Calculated as a percentage of net assets.
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018

                                                      Principal    Value
                  Security Description                Amount(17)  (Note 2)
     ASSET BACKED SECURITIES -- 0.9%
     Diversified Financial Services -- 0.9%
       American Express Credit Account Master Trust
        Series 2018-1, Class A
        2.67% due 10/17/2022.........................  $325,000  $  324,467
       CarMax Auto Owner Trust
        Series 2016-3, Class A4
        1.60% due 01/18/2022.........................   150,000     145,879
       Chase Issuance Trust
        Series 2016-A2, Class A
        1.37% due 06/15/2021.........................   200,000     197,167
       Chase Mtg. Finance Trust VRS
        Series 2016-2, Class M2
        3.75% due 12/25/2045*(1)(2)..................   372,328     371,478
       Citibank Credit Card Issuance Trust
        Series 2017-A3, Class A3
        1.92% due 04/07/2022.........................    81,000      79,769
       Citibank Credit Card Issuance Trust FRS
        Series 2018-A2, Class A2
        2.15% (1 ML+0.33%)
        due 01/21/2025...............................   100,000     100,000
       Citibank Credit Card Issuance Trust
        Series 2014-A1, Class A1
        2.88% due 01/23/2023.........................    78,000      78,150
       COMM Mtg. Trust VRS
        Series 2016-787S, Class B
        3.83% due 02/10/2036*(2)(3)..................   132,000     131,756
       Discover Card Execution Note Trust
        Series 2015-A4, Class A4
        2.19% due 04/17/2023.........................   117,000     115,332
       Ford Credit Auto Owner Trust
        Series 2014-C, Class B
        1.97% due 04/15/2020.........................    81,000      80,661
       Ford Credit Auto Owner Trust
        Series 2015-2, Class A
        2.44% due 01/15/2027*........................    50,000      49,577
       GS Mtg. Securities Trust
        Series 2015-GC28, Class A2
        2.90% due 02/10/2048(3)......................   102,000     102,149
       Honda Auto Receivables Owner Trust
        Series 2016-2, Class A4
        1.62% due 08/15/2022.........................   104,000     102,725
       JPMDB Commercial Mtg. Securities Trust
        Series 2016-C2, Class A2
        2.66% due 06/15/2049(3)......................   990,000     980,020
       Morgan Stanley Capital Barclays Bank Trust
        Series 2016-MART, Class A
        2.20% due 09/13/2031*(3).....................   185,000     179,195
       Synchrony Credit Card Master Note Trust
        Series 2016-2, Class A
        2.21% due 05/15/2024.........................   100,000      97,855
       Toyota Auto Receivables Owner Trust
        Series 2018-A, Class A3
        2.35% due 05/16/2022.........................   125,000     124,115
                                                                 ----------
     Total Asset Backed Securities
        (cost $3,335,485)............................             3,260,295
                                                                 ----------

                                                 Principal    Value
                  Security Description           Amount(17)  (Note 2)
          U.S. CORPORATE BONDS & NOTES -- 37.5%
          Advertising Agencies -- 0.0%
            Interpublic Group of Cos., Inc.
             Senior Notes
             4.20% due 04/15/2024...............  $107,000  $  109,056
                                                            ----------
          Aerospace/Defense-Equipment -- 0.3%
            Triumph Group, Inc.
             Company Guar. Notes
             4.88% due 04/01/2021...............   956,000     934,490
            United Technologies Corp.
             Senior Notes
             1.90% due 05/04/2020...............   122,000     119,533
                                                            ----------
                                                             1,054,023
                                                            ----------
          Agricultural Chemicals -- 0.1%
            Mosaic Co.
             Senior Notes
             3.25% due 11/15/2022...............    87,000      85,179
            Mosaic Co.
             Senior Notes
             4.05% due 11/15/2027...............   119,000     116,062
            Mosaic Co.
             Senior Notes
             4.88% due 11/15/2041...............    52,000      49,888
                                                            ----------
                                                               251,129
                                                            ----------
          Airlines -- 0.3%
            Atlas Air, Inc.
             Pass-Through Certs.
             Series 1999-1, Class B
             7.63% due 01/02/2019(4)............    24,546      24,634
            United Airlines Pass-Through Trust
             Pass-Through Certs.
             Series 2014-2, Class B
             4.63% due 03/03/2024...............   573,605     581,062
            United Airlines Pass-Through Trust
             Pass-Through Certs.
             Series 2013-1, Class B
             5.38% due 02/15/2023...............   373,545     383,817
                                                            ----------
                                                               989,513
                                                            ----------
          Applications Software -- 0.0%
            Microsoft Corp.
             Senior Notes
             4.10% due 02/06/2037...............    94,000      99,676
                                                            ----------
          Auto-Cars/Light Trucks -- 0.4%
            American Honda Finance Corp.
             Senior Notes
             1.20% due 07/12/2019...............    23,000      22,582
            Daimler Finance North America LLC
             Company Guar. Notes
             2.00% due 07/06/2021*..............    78,000      75,117
            Daimler Finance North America LLC
             Company Guar. Notes
             2.45% due 05/18/2020*..............   277,000     273,071
            Ford Motor Credit Co. LLC
             Senior Notes
             2.34% due 11/02/2020...............   282,000     274,587

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)


                                               Principal    Value
                  Security Description         Amount(17)  (Note 2)
            U.S. CORPORATE BONDS & NOTES (continued)
            Auto-Cars/Light Trucks (continued)
              Ford Motor Credit Co. LLC
               Senior Notes
               3.82% due 11/02/2027........... $  190,000 $  178,767
              Nissan Motor Acceptance Corp.
               Senior Notes
               2.15% due 09/28/2020*..........    271,000    265,394
              Nissan Motor Acceptance Corp.
               Senior Notes
               2.65% due 07/13/2022*..........    252,000    245,983
                                                          ----------
                                                           1,335,501
                                                          ----------
            Auto-Heavy Duty Trucks -- 0.3%
              JB Poindexter & Co., Inc.
               Senior Notes
               9.00% due 04/01/2022*..........  1,063,000  1,096,219
              PACCAR Financial Corp.
               Senior Notes
               2.05% due 11/13/2020...........     85,000     83,299
                                                          ----------
                                                           1,179,518
                                                          ----------
            Auto/Truck Parts & Equipment-Original -- 0.0%
              Lear Corp.
               Senior Notes
               3.80% due 09/15/2027...........     63,000     60,458
                                                          ----------
            Banks-Commercial -- 0.9%
              BankUnited, Inc.
               Senior Notes
               4.88% due 11/17/2025...........    546,000    561,928
              BB&T Corp
               Senior Notes
               2.15% due 02/01/2021...........    118,000    115,017
              Citizens Financial Group, Inc.
               Sub. Notes
               4.15% due 09/28/2022*..........    575,000    581,611
              First Horizon National Corp.
               Senior Notes
               3.50% due 12/15/2020...........    370,000    371,993
              PNC Bank NA
               Senior Notes
               2.00% due 05/19/2020...........    250,000    244,855
              Regions Financial Corp.
               Senior Notes
               2.75% due 08/14/2022...........    188,000    182,672
              Regions Financial Corp.
               Sub. Notes
               7.38% due 12/10/2037...........    519,000    683,346
              Santander Holdings USA, Inc.
               Senior Notes
               3.40% due 01/18/2023...........    118,000    115,263
              Santander Holdings USA, Inc.
               Senior Notes
               3.70% due 03/28/2022...........    169,000    169,356
              Synovus Financial Corp.
               Senior Notes
               3.13% due 11/01/2022...........     87,000     84,313
                                                          ----------
                                                           3,110,354
                                                          ----------

                                                   Principal    Value
                  Security Description             Amount(17)  (Note 2)
        Banks-Fiduciary -- 0.0%
          Bank of New York Mellon Corp.
           Senior Notes
           2.66% due 05/16/2023...................  $ 85,000  $   82,722
                                                              ----------
        Banks-Super Regional -- 0.3%
          Capital One Financial Corp.
           Sub. Notes
           4.20% due 10/29/2025...................   119,000     117,912
          Wells Fargo & Co.
           Senior Notes
           3.07% due 01/24/2023...................   648,000     637,228
          Wells Fargo & Co.
           Sub. Notes
           4.40% due 06/14/2046...................    22,000      21,353
          Wells Fargo & Co.
           Sub. Notes
           4.75% due 12/07/2046...................   224,000     229,537
          Wells Fargo & Co.
           Sub. Notes
           4.90% due 11/17/2045...................    28,000      29,354
                                                              ----------
                                                               1,035,384
                                                              ----------
        Batteries/Battery Systems -- 0.2%
          EnerSys
           Company Guar. Notes
           5.00% due 04/30/2023*..................   781,000     793,691
                                                              ----------
        Brewery -- 0.2%
          Anheuser-Busch InBev Finance, Inc.
           Company Guar. Notes
           2.65% due 02/01/2021...................   271,000     268,878
          Anheuser-Busch InBev Finance, Inc.
           Company Guar. Notes
           4.70% due 02/01/2036...................   100,000     105,807
          Anheuser-Busch InBev Finance, Inc.
           Company Guar. Notes
           4.90% due 02/01/2046...................   359,000     387,185
          Anheuser-Busch InBev Worldwide, Inc.
           Company Guar. Notes
           4.60% due 04/15/2048...................   130,000     134,474
                                                              ----------
                                                                 896,344
                                                              ----------
        Broadcast Services/Program -- 0.1%
          Clear Channel Worldwide Holdings, Inc.
           Company Guar. Notes
           6.50% due 11/15/2022...................   450,000     459,315
          Discovery Communications LLC
           Company Guar. Notes
           5.00% due 09/20/2037...................    64,000      63,784
                                                              ----------
                                                                 523,099
                                                              ----------
        Building & Construction Products-Misc. -- 0.2%
          Owens Corning
           Company Guar. Notes
           4.30% due 07/15/2047...................   242,000     221,072
          Owens Corning
           Company Guar. Notes
           4.40% due 01/30/2048...................    72,000      66,487

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                   Principal    Value
                 Security Description              Amount(17)  (Note 2)
       U.S. CORPORATE BONDS & NOTES (continued)
       Building & Construction Products-Misc. (continued)
         Standard Industries, Inc.
          Senior Notes
          5.00% due 02/15/2027*...................  $479,000  $  464,961
                                                              ----------
                                                                 752,520
                                                              ----------
       Building & Construction-Misc. -- 0.2%
         Weekley Homes LLC/Weekley Finance Corp.
          Senior Notes
          6.00% due 02/01/2023....................   764,000     760,180
                                                              ----------
       Building Products-Air & Heating -- 0.0%
         Lennox International, Inc.
          Company Guar. Notes
          3.00% due 11/15/2023....................    82,000      79,898
                                                              ----------
       Building Products-Cement -- 0.1%
         Martin Marietta Materials, Inc.
          Senior Notes
          4.25% due 12/15/2047....................    52,000      48,079
         Vulcan Materials Co.
          Senior Notes
          4.70% due 03/01/2048*...................   157,000     153,267
                                                              ----------
                                                                 201,346
                                                              ----------
       Building Products-Wood -- 0.3%
         Boise Cascade Co.
          Company Guar. Notes
          5.63% due 09/01/2024*...................   855,000     874,238
         Masco Corp.
          Senior Notes
          4.45% due 04/01/2025....................   203,000     207,628
         Masco Corp.
          Senior Notes
          4.50% due 05/15/2047....................    89,000      84,871
                                                              ----------
                                                               1,166,737
                                                              ----------
       Building-Heavy Construction -- 0.4%
         New Enterprise Stone & Lime Co, Inc.
          Senior Sec. Notes
          6.25% due 03/15/2026*...................   484,000     484,605
         Tutor Perini Corp.
          Company Guar. Notes
          6.88% due 05/01/2025*...................   915,000     942,450
                                                              ----------
                                                               1,427,055
                                                              ----------
       Building-Residential/Commercial -- 0.2%
         Lennar Corp.
          Company Guar. Notes
          4.13% due 01/15/2022....................    52,000      51,140
         Toll Brothers Finance Corp.
          Company Guar. Notes
          4.35% due 02/15/2028....................   148,000     138,380
         William Lyon Homes, Inc.
          Senior Notes
          6.00% due 09/01/2023*...................   625,000     622,656
                                                              ----------
                                                                 812,176
                                                              ----------

                                                       Principal    Value
                  Security Description                 Amount(17)  (Note 2)
    Cable/Satellite TV -- 1.2%
      Block Communications, Inc.
       Senior Notes
       6.88% due 02/15/2025*.......................... $  903,000 $  908,039
      CCO Holdings LLC/CCO Holdings Capital Corp.
       Senior Notes
       5.00% due 02/01/2028*..........................    980,000    918,750
      Cequel Communications Holdings I LLC/Cequel
       Capital Corp.
       Senior Notes
       7.50% due 04/01/2028*..........................    250,000    255,625
      Charter Communications Operating LLC/Charter
       Communications Operating Capital
       Senior Sec. Notes
       3.75% due 02/15/2028...........................     79,000     72,596
      Charter Communications Operating LLC/Charter
       Communications Operating Capital
       Senior Sec. Notes
       5.38% due 05/01/2047...........................     47,000     45,460
      Charter Communications Operating LLC/Charter
       Communications Operating Capital
       Senior Sec. Notes
       6.38% due 10/23/2035...........................    111,000    123,993
      Comcast Corp.
       Company Guar. Notes
       3.90% due 03/01/2038...........................    101,000     97,910
      CSC Holdings LLC
       Company Guar. Notes
       5.50% due 04/15/2027*..........................    905,000    866,538
      DISH DBS Corp.
       Company Guar. Notes
       5.00% due 03/15/2023...........................    455,000    408,931
      DISH DBS Corp.
       Company Guar. Notes
       5.88% due 11/15/2024...........................    485,000    432,256
      DISH DBS Corp.
       Company Guar. Notes
       7.75% due 07/01/2026...........................    128,000    120,032
                                                                  ----------
                                                                   4,250,130
                                                                  ----------
    Cellular Telecom -- 1.5%
      Sprint Corp.
       Company Guar. Notes
       7.13% due 06/15/2024...........................    625,000    609,375
      Sprint Corp.
       Company Guar. Notes
       7.63% due 03/01/2026...........................  1,298,000  1,266,459
      Sprint Corp.
       Company Guar. Notes
       7.88% due 09/15/2023...........................  1,502,000  1,532,040
      Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
       LLC/Sprint Spectrum Co. III LLC
       Senior Sec. Notes
       4.74% due 03/20/2025*..........................    413,000    414,549
      T-Mobile USA, Inc.
       Company Guar. Notes
       4.75% due 02/01/2028...........................    990,000    951,637

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)


                                                     Principal     Value
                 Security Description                Amount(17)   (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Cellular Telecom (continued)
       United States Cellular Corp.
        Senior Notes
        6.70% due 12/15/2033........................   $ 519,000 $  541,057
                                                                 ----------
                                                                  5,315,117
                                                                 ----------
     Chemicals-Diversified -- 0.0%
       Westlake Chemical Corp.
        Company Guar. Notes
        4.38% due 11/15/2047........................      64,000     61,829
                                                                 ----------
     Chemicals-Specialty -- 0.4%
       GCP Applied Technologies, Inc.
        Senior Notes
        5.50% due 04/15/2026*.......................     576,000    574,560
       Kraton Polymers LLC/Kraton Polymers Capital
        Corp.
        Company Guar. Notes
        7.00% due 04/15/2025*.......................     600,000    621,000
       Lubrizol Corp.
        Company Guar. Notes
        6.50% due 10/01/2034........................     107,000    140,232
                                                                 ----------
                                                                  1,335,792
                                                                 ----------
     Circuit Boards -- 0.2%
       TTM Technologies, Inc.
        Company Guar. Notes
        5.63% due 10/01/2025*.......................     820,000    815,900
                                                                 ----------
     Coal -- 0.3%
       SunCoke Energy Partners LP/SunCoke Energy
        Partners Finance Corp.
        Company Guar. Notes
        7.50% due 06/15/2025*.......................     900,000    927,000
                                                                 ----------
     Coatings/Paint -- 0.1%
       RPM International, Inc.
        Senior Notes
        3.75% due 03/15/2027........................      55,000     53,582
       RPM International, Inc.
        Senior Notes
        4.25% due 01/15/2048........................      53,000     50,107
       Sherwin-Williams Co.
        Senior Notes
        2.25% due 05/15/2020........................      49,000     48,187
       Sherwin-Williams Co.
        Senior Notes
        2.75% due 06/01/2022........................     100,000     97,397
                                                                 ----------
                                                                    249,273
                                                                 ----------
     Commercial Services -- 0.1%
       Ecolab, Inc.
        Senior Notes
        1.00% due 01/15/2024........................ EUR 250,000    311,603
       Ecolab, Inc.
        Senior Notes
        2.38% due 08/10/2022........................     179,000    173,298
                                                                 ----------
                                                                    484,901
                                                                 ----------

                                                    Principal    Value
                 Security Description               Amount(17)  (Note 2)
      Computer Services -- 0.6%
        Harland Clarke Holdings Corp.
         Senior Sec. Notes
         8.38% due 08/15/2022*..................... $1,555,000 $1,582,213
        IBM Credit LLC
         Senior Notes
         1.63% due 09/06/2019......................    171,000    168,703
        IBM Credit LLC
         Senior Notes
         2.65% due 02/05/2021......................    575,000    571,986
                                                               ----------
                                                                2,322,902
                                                               ----------
      Computers -- 0.6%
        Apple, Inc.
         Senior Notes
         2.45% due 08/04/2026......................    157,000    145,540
        Apple, Inc.
         Senior Notes
         2.85% due 05/06/2021......................    154,000    154,093
        Diamond 1 Finance Corp./Diamond 2 Finance
         Corp.
         Senior Sec. Notes
         6.02% due 06/15/2026*.....................  1,160,000  1,249,229
        Diamond 1 Finance Corp./Diamond 2 Finance
         Corp.
         Senior Sec. Notes
         8.10% due 07/15/2036*.....................    316,000    384,185
        Hewlett Packard Enterprise Co.
         Senior Notes
         6.20% due 10/15/2035......................     55,000     59,068
                                                               ----------
                                                                1,992,115
                                                               ----------
      Computers-Integrated Systems -- 0.6%
        Diebold Nixdorf, Inc.
         Company Guar. Notes
         8.50% due 04/15/2024......................    825,000    868,312
        Everi Payments, Inc.
         Company Guar. Notes
         7.50% due 12/15/2025*.....................  1,120,000  1,136,800
                                                               ----------
                                                                2,005,112
                                                               ----------
      Computers-Memory Devices -- 0.2%
        Western Digital Corp.
         Company Guar. Notes
         4.75% due 02/15/2026......................    787,000    785,269
                                                               ----------
      Consumer Products-Misc. -- 0.1%
        Central Garden & Pet Co.
         Company Guar. Notes
         5.13% due 02/01/2028......................    400,000    380,000
                                                               ----------
      Containers-Metal/Glass -- 0.4%
        Ball Corp.
         Company Guar. Notes
         4.88% due 03/15/2026......................     52,000     52,135
        Crown Cork & Seal Co., Inc.
         Company Guar. Notes
         7.38% due 12/15/2026......................    374,000    417,010
        Owens-Brockway Glass Container, Inc.
         Company Guar. Notes
         5.38% due 01/15/2025*.....................    786,000    788,948
                                                               ----------
                                                                1,258,093
                                                               ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                     Principal     Value
                Security Description                 Amount(17)   (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Containers-Paper/Plastic -- 0.4%
       Crown Americas LLC/Crown Americas Capital
        Corp. VI
        Company Guar. Notes
        4.75% due 02/01/2026*.....................   $    278,000   268,965
       Multi-Color Corp.
        Company Guar. Notes
        4.88% due 11/01/2025*.....................        775,000   724,625
       Multi-Color Corp.
        Company Guar. Notes
        6.13% due 12/01/2022*.....................        546,000   562,380
                                                                  ---------
                                                                  1,555,970
                                                                  ---------
     Cosmetics & Toiletries -- 0.3%
       Coty, Inc.
        Senior Notes
        6.50% due 04/15/2026*.....................        443,000   445,215
       First Quality Finance Co., Inc.
        Company Guar. Notes
        5.00% due 07/01/2025*.....................        548,000   524,710
                                                                  ---------
                                                                    969,925
                                                                  ---------
     Dialysis Centers -- 0.2%
       DaVita HealthCare Partners, Inc.
        Company Guar. Notes
        5.00% due 05/01/2025......................        650,000   628,257
                                                                  ---------
     Distribution/Wholesale -- 0.2%
       H&E Equipment Services, Inc.
        Company Guar. Notes
        5.63% due 09/01/2025......................        625,000   630,469
                                                                  ---------
     Diversified Banking Institutions -- 1.6%
       Bank of America Corp.
        Senior Notes
        3.55% due 03/05/2024......................        126,000   126,521
       Bank of America Corp.
        Senior Bonds
        3.95% due 01/23/2049......................        105,000   100,905
       Bank of America Corp.
        Sub. Notes
        4.18% due 11/25/2027......................        475,000   470,889
       Citigroup, Inc.
        Senior Notes
        2.88% due 07/24/2023......................        184,000   179,042
       Citigroup, Inc.
        Senior Notes
        3.67% due 07/24/2028......................        104,000   101,392
       Citigroup, Inc.
        Sub. Notes
        4.45% due 09/29/2027......................        622,000   629,363
       Citigroup, Inc.
        Sub. Notes
        6.00% due 10/31/2033......................         87,000   102,254
       Goldman Sachs Group, Inc.
        Senior Notes
        1.25% due 05/01/2025......................    EUR 305,000   372,640
       Goldman Sachs Group, Inc.
        Senior Notes
        2.13% due 09/30/2024...................... EUR    260,000   337,911

                                                    Principal     Value
                  Security Description              Amount(17)   (Note 2)
      Diversified Banking Institutions (continued)
        Goldman Sachs Group, Inc.
         Senior Notes
         2.91% due 06/05/2023......................   $ 179,000 $  174,209
        Goldman Sachs Group, Inc.
         Senior Notes
         3.63% due 01/22/2023......................      79,000     79,273
        Goldman Sachs Group, Inc.
         Senior Notes
         4.02% due 10/31/2038......................     215,000    207,536
        Goldman Sachs Group, Inc.
         Senior Notes
         6.13% due 02/15/2033......................     272,000    326,909
        Goldman Sachs Group, Inc.
         Sub. Notes
         6.75% due 10/01/2037......................     206,000    258,059
        JPMorgan Chase & Co.
         Senior Notes
         2.55% due 03/01/2021......................     171,000    168,254
        JPMorgan Chase & Co.
         Senior Notes
         3.88% due 07/24/2038......................     348,000    338,133
        Morgan Stanley
         Senior Notes
         1.75% due 03/11/2024...................... EUR 415,000    527,986
        Morgan Stanley
         Senior Notes
         2.75% due 05/19/2022......................     332,000    323,773
        Morgan Stanley
         Senior Notes
         3.59% due 07/22/2028......................     113,000    109,300
        Morgan Stanley
         Senior Notes
         3.77% due 01/24/2029......................     103,000    101,406
        Morgan Stanley
         Senior Notes
         3.97% due 07/22/2038......................      87,000     84,993
        Morgan Stanley
         Sub. Notes
         4.10% due 05/22/2023......................     248,000    251,336
        Morgan Stanley
         Sub. Notes
         5.00% due 11/24/2025......................     491,000    513,444
                                                                ----------
                                                                 5,885,528
                                                                ----------
      Diversified Manufacturing Operations -- 0.1%
        Carlisle Cos., Inc.
         Senior Notes
         3.75% due 12/01/2027......................     138,000    133,915
        Parker-Hannifin Corp.
         Senior Notes
         1.13% due 03/01/2025...................... EUR 300,000    370,187
                                                                ----------
                                                                   504,102
                                                                ----------
      Electric Products-Misc. -- 0.0%
        WESCO Distribution, Inc.
         Company Guar. Notes
         5.38% due 06/15/2024......................      92,000     92,345
                                                                ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)


                                                  Principal    Value
                  Security Description            Amount(17)  (Note 2)
         U.S. CORPORATE BONDS & NOTES (continued)
         Electric-Distribution -- 0.2%
           Entergy Louisiana LLC
            Collateral Trust Bonds
            4.00% due 03/15/2033.................  $ 72,000  $   73,422
           NextEra Energy Operating Partners LP
            Company Guar. Notes
            4.25% due 09/15/2024*................   482,000     467,540
           NextEra Energy Operating Partners LP
            Company Guar. Notes
            4.50% due 09/15/2027*................   262,000     246,935
                                                             ----------
                                                                787,897
                                                             ----------
         Electric-Generation -- 0.1%
           Basin Electric Power Cooperative
            1st Mtg. Notes
            4.75% due 04/26/2047*................   322,000     343,398
                                                             ----------
         Electric-Integrated -- 0.6%
           Dominion Energy, Inc.
            Junior Sub. Notes
            2.58% due 07/01/2020.................    85,000      83,926
           Dominion Resources, Inc.
            Senior Notes
            5.25% due 08/01/2033.................   326,000     369,927
           Duke Energy Progress LLC
            1st Mtg. Notes
            2.80% due 05/15/2022.................   126,000     124,452
           Exelon Corp.
            Junior Sub. Notes
            3.50% due 06/01/2022.................   156,000     154,501
           FirstEnergy Corp.
            Senior Notes
            3.90% due 07/15/2027.................    69,000      67,763
           FirstEnergy Corp.
            Senior Notes
            4.85% due 07/15/2047.................   194,000     204,058
           FirstEnergy Corp.
            Senior Notes
            7.38% due 11/15/2031.................   421,000     553,753
           Georgia Power Co.
            Senior Notes
            2.00% due 09/08/2020.................   109,000     106,559
           Massachusetts Electric Co.
            Notes
            4.00% due 08/15/2046*................   213,000     211,542
           South Carolina Electric & Gas Co.
            1st Mtg. Bonds
            5.10% due 06/01/2065.................   203,000     216,337
                                                             ----------
                                                              2,092,818
                                                             ----------
         Electronic Components-Misc. --   %
           Jabil, Inc.
            Senior Notes
            3.95% due 01/12/2028.................    86,000      83,272
                                                             ----------
         Electronic Components-Semiconductors -- 0.1%
           Intel Corp.
            Senior Notes
            2.45% due 07/29/2020.................   243,000     241,617
                                                             ----------

                                                 Principal    Value
                 Security Description            Amount(17)  (Note 2)
         Electronic Parts Distribution -- 0.2%
           Ingram Micro, Inc.
            Senior Notes
            5.45% due 12/15/2024................ $  615,000 $  595,387
                                                            ----------
         Energy-Alternate Sources -- 0.3%
           Pattern Energy Group, Inc.
            Company Guar. Notes
            5.88% due 02/01/2024*...............    960,000    981,600
                                                            ----------
         Enterprise Software/Service -- 0.7%
           BMC Software Finance, Inc.
            Senior Notes
            8.13% due 07/15/2021*...............    635,000    634,206
           Donnelley Financial Solutions, Inc.
            Company Guar. Notes
            8.25% due 10/15/2024................  1,205,000  1,275,794
           Oracle Corp.
            Senior Notes
            1.90% due 09/15/2021................    176,000    169,920
           Oracle Corp.
            Senior Notes
            3.80% due 11/15/2037................    109,000    107,785
           Oracle Corp.
            Senior Notes
            3.85% due 07/15/2036................    303,000    300,179
           Oracle Corp.
            Senior Notes
            3.90% due 05/15/2035................     41,000     40,995
                                                            ----------
                                                             2,528,879
                                                            ----------
         Finance-Auto Loans -- 0.4%
           Ally Financial, Inc.
            Sub. Notes
            5.75% due 11/20/2025................    710,000    731,513
           Credit Acceptance Corp.
            Company Guar. Notes
            7.38% due 03/15/2023................    591,000    615,379
                                                            ----------
                                                             1,346,892
                                                            ----------
         Finance-Consumer Loans -- 0.8%
           Enova International, Inc.
            Company Guar. Notes
            8.50% due 09/01/2024*...............    955,000  1,007,525
           Enova International, Inc.
            Company Guar. Notes
            9.75% due 06/01/2021................     86,000     90,515
           SLM Corp.
            Senior Notes
            5.63% due 08/01/2033................  1,086,000    950,250
           Springleaf Finance Corp.
            Company Guar. Notes
            6.88% due 03/15/2025................    775,000    777,906
                                                            ----------
                                                             2,826,196
                                                            ----------
         Finance-Credit Card -- 0.3%
           Alliance Data Systems Corp.
            Company Guar. Notes
            5.88% due 11/01/2021*...............    750,000    765,000

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                         Principal    Value
                  Security Description                   Amount(17)  (Note 2)
  U.S. CORPORATE BONDS & NOTES (continued)
  Finance-Credit Card (continued)
    American Express Co.
     Senior Notes
     2.50% due 08/01/2022...............................  $420,000  $  405,128
                                                                    ----------
                                                                     1,170,128
                                                                    ----------
  Finance-Investment Banker/Broker -- 0.3%
    Jefferies Group LLC/Jefferies Group Capital
     Finance, Inc.
     Senior Notes
     4.15% due 01/23/2030...............................   103,000      95,841
    Lehman Brothers Holdings, Inc.
     Escrow Notes
     6.75% due 12/28/2017+(4)(5)........................   280,000          28
    Lehman Brothers Holdings, Inc.
     Escrow Notes
     7.50% due 05/11/2038+(4)(5)........................   361,000          36
    LPL Holdings, Inc.
     Company Guar. Notes
     5.75% due 09/15/2025*..............................   740,000     730,528
    TD Ameritrade Holding Corp.
     Senior Notes
     2.95% due 04/01/2022...............................   122,000     120,903
                                                                    ----------
                                                                       947,336
                                                                    ----------
  Finance-Leasing Companies -- 0.0%
    Washington Prime Group LP
     Senior Notes
     5.95% due 08/15/2024...............................    84,000      80,101
                                                                    ----------
  Finance-Mortgage Loan/Banker -- 0.2%
    Quicken Loans, Inc.
     Company Guar. Notes
     5.75% due 05/01/2025*..............................   850,000     847,875
                                                                    ----------
  Finance-Other Services -- 0.3%
    National Rural Utilities Cooperative Finance Corp.
     Collateral Trust Bonds
     2.30% due 11/01/2020...............................   239,000     234,558
    National Rural Utilities Cooperative Finance Corp.
     Senior Notes
     2.30% due 09/15/2022...............................   121,000     116,747
    National Rural Utilities Cooperative Finance Corp.
     Collateral Trust Notes
     2.40% due 04/25/2022...............................    73,000      70,547
    Oxford Finance LLC/Oxford Finance
     Co-Issuer II, Inc.
     Senior Notes
     6.38% due 12/15/2022*..............................   616,000     629,860
                                                                    ----------
                                                                     1,051,712
                                                                    ----------
  Food-Meat Products -- 0.2%
    JBS USA LLC/JBS USA Finance, Inc.
     Company Guar. Notes
     5.88% due 07/15/2024*..............................   428,000     417,428
    JBS USA LUX SA / JBS USA Finance, Inc.
     Company Guar. Notes
     5.75% due 06/15/2025*..............................   222,000     207,015

                                                   Principal   Value
                  Security Description             Amount(17) (Note 2)
         Food-Meat Products (continued)
           Smithfield Foods, Inc.
            Senior Notes
            2.65% due 10/03/2021*.................  $ 68,000  $ 65,109
                                                              --------
                                                               689,552
                                                              --------
         Food-Misc./Diversified -- 0.1%
           Kraft Heinz Foods Co.
            Sec. Notes
            4.88% due 02/15/2025*.................   174,000   181,415
                                                              --------
         Food-Retail -- 0.3%
           Albertsons Cos. LLC/Safeway, Inc./New
            Albertson's, Inc./Albertson's LLC
            Company Guar. Notes
            5.75% due 03/15/2025..................   950,000   810,160
           Kroger Co.
            Senior Notes
            4.65% due 01/15/2048..................   176,000   171,261
                                                              --------
                                                               981,421
                                                              --------
         Food-Wholesale/Distribution -- 0.1%
           C&S Group Enterprises LLC
            Senior Sec. Notes
            5.38% due 07/15/2022*.................   475,000   447,626
                                                              --------
         Gambling (Non-Hotel) -- 0.1%
           Mohegan Gaming & Entertainment
            Company Guar. Notes
            7.88% due 10/15/2024*.................   359,000   357,205
           Waterford Gaming LLC/Waterford Gaming
            Financial Corp.
            Escrow Notes
            8.63% due 09/15/2014+*(4)(5)..........   478,062     7,745
                                                              --------
                                                               364,950
                                                              --------
         Gas-Distribution -- 0.0%
           NiSource, Inc.
            Senior Notes
            4.38% due 05/15/2047..................    58,000    58,240
                                                              --------
         Hazardous Waste Disposal -- 0.2%
           Clean Harbors, Inc.
            Company Guar. Notes
            5.13% due 06/01/2021..................   543,000   549,787
                                                              --------
         Hotels/Motels -- 0.2%
           Wyndham Worldwide Corp.
            Senior Notes
            4.50% due 04/01/2027..................   710,000   705,246
                                                              --------
         Insurance-Life/Health -- 0.1%
           Brighthouse Financial, Inc.
            Senior Notes
            4.70% due 06/22/2047*.................    53,000    48,573
           Lincoln National Corp.
            Senior Notes
            3.80% due 03/01/2028..................    52,000    51,553
           Prudential Financial, Inc.
            Senior Notes
            3.88% due 03/27/2028..................   123,000   124,665
                                                              --------
                                                               224,791
                                                              --------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)


                                                   Principal     Value
                Security Description               Amount(17)   (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Insurance-Multi-line -- 0.1%
        Assurant, Inc.
         Senior Notes
         4.90% due 03/27/2028....................   $  185,000 $  189,208
        Assurant, Inc.
         Senior Notes
         6.75% due 02/15/2034....................      168,000    202,521
        Hartford Financial Services Group, Inc.
         Senior Notes
         4.40% due 03/15/2048....................      125,000    127,560
                                                               ----------
                                                                  519,289
                                                               ----------
      Insurance-Mutual -- 0.1%
        Massachusetts Mutual Life Insurance Co.
         Sub. Notes
         4.50% due 04/15/2065*...................       80,000     77,321
        New York Life Global Funding
         Sec. Notes
         1.95% due 09/28/2020*...................      303,000    295,676
                                                               ----------
                                                                  372,997
                                                               ----------
      Insurance-Property/Casualty -- 0.2%
        Chubb INA Holdings, Inc.
         Company Guar. Notes
         1.55% due 03/15/2028.................... EUR  200,000    246,494
        Chubb INA Holdings, Inc.
         Company Guar. Notes
         2.50% due 03/15/2038.................... EUR  360,000    449,810
        Markel Corp.
         Senior Notes
         4.30% due 11/01/2047....................      101,000     98,694
                                                               ----------
                                                                  794,998
                                                               ----------
      Internet Connectivity Services -- 0.3%
        Cogent Communications Group, Inc.
         Senior Sec. Notes
         5.38% due 03/01/2022*...................      687,000    702,457
        Zayo Group LLC/Zayo Capital, Inc.
         Company Guar. Notes
         6.38% due 05/15/2025....................      385,000    398,475
                                                               ----------
                                                                1,100,932
                                                               ----------
      Internet Content-Entertainment -- 0.2%
        Netflix, Inc.
         Senior Notes
         5.88% due 02/15/2025....................      829,000    868,377
                                                               ----------
      Machinery-Construction & Mining -- 0.0%
        Caterpillar Financial Services Corp.
         Senior Notes
         2.55% due 11/29/2022....................      119,000    115,611
                                                               ----------
      Machinery-Electrical -- 0.1%
        ABB Finance USA, Inc.
         Company Guar. Notes
         3.38% due 04/03/2023....................       79,000     79,207
        ABB Finance USA, Inc.
         Company Guar. Notes
         3.80% due 04/03/2028....................      100,000    100,949
                                                               ----------
                                                                  180,156
                                                               ----------

                                                   Principal   Value
                   Security Description            Amount(17) (Note 2)
          Machinery-Farming -- 0.1%
            CNH Industrial Capital LLC
             Company Guar. Notes
             4.38% due 04/05/2022.................  $ 83,000  $ 84,038
            John Deere Capital Corp.
             Senior Notes
             2.35% due 01/08/2021.................   142,000   139,789
                                                              --------
                                                               223,827
                                                              --------
          Machinery-Thermal Process -- 0.2%
            Cleaver-Brooks, Inc.
             Senior Sec. Notes
             7.88% due 03/01/2023*................   634,000   658,567
                                                              --------
          Marine Services -- 0.3%
            Great Lakes Dredge & Dock Corp.
             Company Guar. Notes
             8.00% due 05/15/2022.................   905,000   927,625
                                                              --------
          Medical Instruments -- 0.0%
            Boston Scientific Corp.
             Senior Notes
             4.00% due 03/01/2028.................    71,000    71,098
                                                              --------
          Medical Labs & Testing Services -- 0.0%
            Laboratory Corp. of America Holdings
             Senior Notes
             3.20% due 02/01/2022.................    52,000    51,749
            Laboratory Corp. of America Holdings
             Senior Notes
             3.25% due 09/01/2024.................    76,000    74,020
                                                              --------
                                                               125,769
                                                              --------
          Medical-Biomedical/Gene -- 0.1%
            Amgen, Inc.
             Senior Notes
             2.65% due 05/11/2022.................   155,000   151,237
            Celgene Corp.
             Senior Notes
             3.63% due 05/15/2024.................   124,000   122,428
            Celgene Corp.
             Senior Notes
             4.55% due 02/20/2048.................   160,000   156,851
                                                              --------
                                                               430,516
                                                              --------
          Medical-Drugs -- 0.1%
            Endo Finance LLC/Endo Finco, Inc.
             Company Guar. Notes
             5.38% due 01/15/2023*................   500,000   378,750
                                                              --------
          Medical-Generic Drugs -- 0.1%
            Actavis, Inc.
             Company Guar. Notes
             3.25% due 10/01/2022.................   105,000   102,812
            Mylan, Inc.
             Company Guar. Notes
             5.20% due 04/15/2048*................   105,000   105,950
                                                              --------
                                                               208,762
                                                              --------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                      Principal    Value
                 Security Description                 Amount(17)  (Note 2)
    U.S. CORPORATE BONDS & NOTES (continued)
    Medical-HMO -- 0.1%
      UnitedHealth Group, Inc.
       Senior Bonds
       1.95% due 10/15/2020..........................  $125,000  $  122,115
      UnitedHealth Group, Inc.
       Senior Notes
       2.13% due 03/15/2021..........................   125,000     121,890
                                                                 ----------
                                                                    244,005
                                                                 ----------
    Medical-Hospitals -- 0.5%
      HCA, Inc.
       Senior Sec. Notes
       5.25% due 06/15/2026..........................   419,000     424,447
      Tenet Healthcare Corp.
       Senior Sec. Notes
       4.63% due 07/15/2024*.........................   545,000     523,881
      Tenet Healthcare Corp.
       Senior Notes
       6.75% due 06/15/2023..........................   775,000     758,531
                                                                 ----------
                                                                  1,706,859
                                                                 ----------
    Medical-Wholesale Drug Distribution -- 0.0%
      Allergan Sales LLC
       Company Guar. Notes
       4.88% due 02/15/2021*.........................   122,000     126,093
                                                                 ----------
    Metal Processors & Fabrication -- 0.4%
      Grinding Media, Inc./Moly-Cop AltaSteel, Ltd.
       Senior Sec. Notes
       7.38% due 12/15/2023*.........................   805,000     845,250
      Novelis Corp.
       Company Guar. Notes
       5.88% due 09/30/2026*.........................   300,000     294,000
      Novelis Corp.
       Company Guar. Notes
       6.25% due 08/15/2024*.........................   396,000     405,900
                                                                 ----------
                                                                  1,545,150
                                                                 ----------
    Metal-Copper -- 0.1%
      Freeport-McMoRan Copper & Gold, Inc.
       Company Guar. Notes
       3.88% due 03/15/2023..........................   470,000     454,208
                                                                 ----------
    Metal-Diversified -- 0.0%
      Glencore Funding LLC
       Company Guar. Notes
       3.88% due 10/27/2027*.........................    74,000      70,194
      Glencore Funding LLC
       Company Guar. Notes
       4.00% due 03/27/2027*.........................    28,000      27,030
                                                                 ----------
                                                                     97,224
                                                                 ----------
    Metal-Iron -- 0.2%
      Cliffs Natural Resources, Inc.
       Company Guar. Notes
       5.75% due 03/01/2025*.........................   675,000     644,625
                                                                 ----------
    Multimedia -- 0.0%
      Time Warner, Inc.
       Company Guar. Notes
       4.85% due 07/15/2045..........................    33,000      33,725
                                                                 ----------

                                                    Principal    Value
                 Security Description               Amount(17)  (Note 2)
      Networking Products -- 0.0%
        Cisco Systems, Inc.
         Senior Notes
         2.20% due 02/28/2021...................... $  139,000 $  136,487
                                                               ----------
      Oil Companies-Exploration & Production -- 2.1%
        Anadarko Petroleum Corp.
         Senior Notes
         6.45% due 09/15/2036......................    207,000    248,186
        Carrizo Oil & Gas, Inc.
         Company Guar. Notes
         6.25% due 04/15/2023......................    575,000    575,000
        Concho Resources, Inc.
         Company Guar. Notes
         4.38% due 01/15/2025......................     77,000     78,006
        Continental Resources, Inc.
         Company Guar. Notes
         3.80% due 06/01/2024......................    525,000    505,312
        Continental Resources, Inc.
         Senior Notes
         4.38% due 01/15/2028*.....................    147,000    143,325
        Continental Resources, Inc.
         Company Guar. Notes
         5.00% due 09/15/2022......................    625,000    633,594
        Devon Energy Corp.
         Senior Notes
         5.00% due 06/15/2045......................     60,000     63,770
        Devon Energy Corp.
         Senior Notes
         5.60% due 07/15/2041......................     75,000     84,434
        Endeavor Energy Resources LP/EER Finance,
         Inc.
         Senior Notes
         5.50% due 01/30/2026*.....................    525,000    522,375
        Hess Corp.
         Senior Notes
         5.60% due 02/15/2041......................    154,000    157,302
        Hilcorp Energy I LP/Hilcorp Finance Co.
         Senior Notes
         5.00% due 12/01/2024*.....................  1,060,000  1,044,100
        Lonestar Resources America, Inc.
         Company Guar. Notes
         11.25% due 01/01/2023*....................    500,000    498,750
        Marathon Oil Corp.
         Senior Notes
         4.40% due 07/15/2027......................    126,000    127,934
        Marathon Oil Corp.
         Senior Notes
         6.60% due 10/01/2037......................    166,000    200,236
        Newfield Exploration Co.
         Senior Notes
         5.38% due 01/01/2026......................    559,000    577,167
        QEP Resources, Inc.
         Senior Notes
         5.63% due 03/01/2026......................    450,000    425,250
        Sanchez Energy Corp.
         Company Guar. Notes
         6.13% due 01/15/2023......................    906,000    660,814

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)


                                                  Principal    Value
                 Security Description             Amount(17)  (Note 2)
        U.S. CORPORATE BONDS & NOTES (continued)
        Oil Companies-Exploration & Production (continued)
          Southwestern Energy Co.
           Senior Notes
           7.50% due 04/01/2026.................. $  625,000 $  631,250
          WPX Energy, Inc.
           Senior Notes
           7.50% due 08/01/2020..................    503,000    538,210
                                                             ----------
                                                              7,715,015
                                                             ----------
        Oil Companies-Integrated -- 0.1%
          Chevron Corp.
           Senior Notes
           2.50% due 03/03/2022..................    184,000    180,996
                                                             ----------
        Oil Field Machinery & Equipment -- 0.2%
          Forum Energy Technologies, Inc.
           Company Guar. Notes
           6.25% due 10/01/2021..................    610,000    603,900
                                                             ----------
        Oil Refining & Marketing -- 0.5%
          Andeavor
           Senior Notes
           4.50% due 04/01/2048..................     53,000     49,582
          Murphy Oil USA, Inc.
           Company Guar. Notes
           5.63% due 05/01/2027..................    197,000    197,492
          PBF Holding Co. LLC/PBF Finance Corp.
           Company Guar. Notes
           7.25% due 06/15/2025..................  1,280,000  1,329,600
          Phillips 66
           Company Guar. Notes
           3.90% due 03/15/2028..................    169,000    168,387
                                                             ----------
                                                              1,745,061
                                                             ----------
        Oil-Field Services -- 0.4%
          Halliburton Co.
           Senior Notes
           4.85% due 11/15/2035..................     45,000     48,460
          Pioneer Energy Services Corp.
           Company Guar. Notes
           6.13% due 03/15/2022..................    825,000    715,688
          USA Compression Partners LP/USA
           Compression Finance Corp.
           Senior Notes
           6.88% due 04/01/2026*.................    575,000    583,625
                                                             ----------
                                                              1,347,773
                                                             ----------
        Paper & Related Products -- 0.3%
          Domtar Corp.
           Company Guar. Notes
           6.75% due 02/15/2044..................    159,000    177,426
          Georgia-Pacific LLC
           Senior Notes
           3.60% due 03/01/2025*.................    128,000    128,769
          Georgia-Pacific LLC
           Senior Notes
           3.73% due 07/15/2023*.................    409,000    417,010
          Georgia-Pacific LLC
           Company Guar. Notes
           5.40% due 11/01/2020*.................    167,000    176,549

                                                       Principal    Value
                  Security Description                 Amount(17)  (Note 2)
    Paper & Related Products (continued)
      International Paper Co.
       Senior Notes
       5.00% due 09/15/2035........................... $   64,000 $   68,248
                                                                  ----------
                                                                     968,002
                                                                  ----------
    Petrochemicals -- 0.0%
      Chevron Phillips Chemical Co. LLC/Chevron
       Phillips Chemical Co. LP
       Senior Notes
       3.30% due 05/01/2023*..........................    117,000    117,450
                                                                  ----------
    Pharmacy Services -- 0.2%
      CVS Health Corp.
       Senior Notes
       4.78% due 03/25/2038...........................    163,000    165,205
      CVS Health Corp.
       Senior Notes
       5.05% due 03/25/2048...........................    105,000    110,438
      CVS Pass-Through Trust
       Pass-Through Certs.
       4.70% due 01/10/2036*..........................    107,430    106,699
      CVS Pass-Through Trust
       Pass-Through Certs.
       5.77% due 01/10/2033*..........................     87,026     92,808
      CVS Pass-Through Trust
       Pass-Through Certs.
       5.93% due 01/10/2034*..........................    139,476    153,269
                                                                  ----------
                                                                     628,419
                                                                  ----------
    Physicians Practice Management -- 0.3%
      MEDNAX, Inc.
       Company Guar. Notes
       5.25% due 12/01/2023*..........................  1,245,000  1,251,225
                                                                  ----------
    Pipelines -- 2.9%
      Andeavor Logistics LP/Tesoro Logistics Finance
       Corp.
       Company Guar. Notes
       3.50% due 12/01/2022...........................     65,000     63,877
      Andeavor Logistics LP/Tesoro Logistics Finance
       Corp.
       Company Guar. Notes
       5.20% due 12/01/2047...........................    163,000    160,486
      Antero Midstream Partners LP/Antero
       Midstream Finance Corp.
       Company Guar. Notes
       5.38% due 09/15/2024...........................    507,000    510,802
      Cheniere Corpus Christi Holdings LLC
       Senior Sec. Notes
       7.00% due 06/30/2024...........................  1,240,000  1,371,750
      Cheniere Energy Partners LP
       Senior Sec. Notes
       5.25% due 10/01/2025*..........................    702,000    692,347
      Duke Energy Field Services LLC
       Company Guar. Notes
       6.45% due 11/03/2036*..........................    590,000    634,250
      Energy Transfer Equity LP
       Senior Sec. Notes
       4.25% due 03/15/2023...........................    655,000    635,350

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                        Principal   Value
                   Security Description                 Amount(17) (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Pipelines (continued)
       Energy Transfer Partners LP
        Senior Notes
        4.90% due 03/15/2035...........................  $ 70,000  $ 66,035
       Energy Transfer Partners LP
        Senior Notes
        6.05% due 06/01/2041...........................    18,000    18,258
       Energy Transfer Partners LP
        Senior Notes
        6.63% due 10/15/2036...........................   223,000   246,832
       EnLink Midstream Partners LP
        Senior Notes
        4.85% due 07/15/2026...........................   115,000   116,188
       EnLink Midstream Partners LP
        Senior Notes
        5.05% due 04/01/2045...........................   114,000   106,004
       Enterprise Products Operating LLC
        Company Guar. Notes
        4.25% due 02/15/2048...........................   146,000   142,299
       Genesis Energy LP/Genesis Energy Finance Corp.
        Company Guar. Notes
        5.63% due 06/15/2024...........................   847,000   798,297
       Genesis Energy LP/Genesis Energy Finance Corp.
        Company Guar. Notes
        6.00% due 05/15/2023...........................   532,000   524,020
       Holly Energy Partners LP/Holly Energy Finance
        Corp.
        Company Guar. Notes
        6.00% due 08/01/2024*..........................   672,000   685,440
       MPLX LP
        Senior Notes
        4.13% due 03/01/2027...........................    50,000    49,540
       MPLX LP
        Senior Notes
        4.70% due 04/15/2048...........................   102,000    99,358
       NGPL PipeCo LLC
        Senior Notes
        4.38% due 08/15/2022*..........................   140,000   139,125
       ONEOK, Inc.
        Company Guar. Notes
        4.00% due 07/13/2027...........................   142,000   139,895
       Phillips 66 Partners LP
        Senior Notes
        4.90% due 10/01/2046...........................    53,000    53,205
       SemGroup Corp.
        Company Guar. Notes
        7.25% due 03/15/2026...........................   546,000   544,635
       SemGroup Corp./Rose Rock Finance Corp.
        Company Guar. Notes
        5.63% due 07/15/2022...........................   731,000   709,070
       SemGroup Corp./Rose Rock Finance Corp.
        Company Guar. Notes
        5.63% due 11/15/2023...........................   235,000   222,075
       Summit Midstream Holdings LLC/Summit
        Midstream Finance Corp.
        Company Guar. Notes
        5.50% due 08/15/2022...........................   742,000   723,450

                                                      Principal    Value
                 Security Description                 Amount(17)  (Note 2)
    Pipelines (continued)
      Tallgrass Energy Partners LP/Tallgrass Energy
       Finance Corp.
       Company Guar. Notes
       5.50% due 09/15/2024*.........................  $523,000  $   532,152
      Western Gas Partners LP
       Senior Notes
       4.65% due 07/01/2026..........................   123,000      124,523
      Williams Cos., Inc.
       Senior Notes
       3.70% due 01/15/2023..........................   251,000      244,098
      Williams Partners LP
       Senior Notes
       5.10% due 09/15/2045..........................   118,000      119,760
                                                                 -----------
                                                                  10,473,121
                                                                 -----------
    Platinum -- 0.3%
      Stillwater Mining Co.
       Company Guar. Notes
       7.13% due 06/27/2025*.........................   560,000      563,864
      Stillwater Mining Co.
       Company Guar. Notes
       7.13% due 06/27/2025..........................   450,000      453,105
                                                                 -----------
                                                                   1,016,969
                                                                 -----------
    Poultry -- 0.2%
      Pilgrim's Pride Corp.
       Senior Notes
       5.88% due 09/30/2027*.........................   635,000      598,360
                                                                 -----------
    Publishing-Books -- 0.2%
      McGraw-Hill Global Education Holdings LLC/
       McGraw-Hill Global Education Finance
       Senior Notes
       7.88% due 05/15/2024*.........................   630,000      602,293
                                                                 -----------
    Racetracks -- 0.1%
      GLP Capital LP/GLP Financing II, Inc.
       Company Guar. Notes
       5.38% due 04/15/2026..........................   490,000      497,350
                                                                 -----------
    Radio -- 0.2%
      Sirius XM Radio, Inc.
       Company Guar. Notes
       5.38% due 07/15/2026*.........................   795,000      785,062
                                                                 -----------
    Real Estate Investment Trusts -- 1.7%
      Brandywine Operating Partnership LP
       Company Guar. Notes
       3.95% due 11/15/2027..........................    73,000       70,812
      CTR Partnership LP/CareTrust Capital Corp.
       Company Guar. Notes
       5.25% due 06/01/2025..........................   869,000      869,000
      ESH Hospitality, Inc.
       Company Guar. Notes
       5.25% due 05/01/2025*.........................   960,000      933,888
      GEO Group, Inc.
       Company Guar. Notes
       5.13% due 04/01/2023..........................   625,000      617,188
      Goodman US Finance Three LLC
       Company Guar. Notes
       4.50% due 10/15/2037*.........................    62,000       61,777

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)


                                                    Principal    Value
                 Security Description               Amount(17)  (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Real Estate Investment Trusts (continued)
        Iron Mountain, Inc.
         Company Guar. Notes
         4.88% due 09/15/2027*..................... $  635,000 $  588,963
        iStar, Inc.
         Senior Notes
         5.25% due 09/15/2022......................    692,000    669,510
        iStar, Inc.
         Senior Notes
         6.00% due 04/01/2022......................    310,000    310,775
        Life Storage LP
         Company Guar. Notes
         3.88% due 12/15/2027......................     52,000     50,082
        MPT Operating Partnership LP/MPT Finance
         Corp.
         Company Guar. Notes
         5.00% due 10/15/2027......................  1,044,000  1,023,433
        Starwood Property Trust, Inc.
         Senior Notes
         4.75% due 03/15/2025*.....................  1,100,000  1,072,500
                                                               ----------
                                                                6,267,928
                                                               ----------
      Real Estate Management/Services -- 0.5%
        Kennedy-Wilson, Inc.
         Company Guar. Notes
         5.88% due 04/01/2024......................    925,000    916,906
        Realogy Group LLC/Realogy Co-Issuer Corp.
         Company Guar. Notes
         4.88% due 06/01/2023*.....................    865,000    828,238
                                                               ----------
                                                                1,745,144
                                                               ----------
      Real Estate Operations & Development -- 0.2%
        Greystar Real Estate Partners LLC
         Senior Sec. Notes
         5.75% due 12/01/2025*.....................    650,000    648,375
                                                               ----------
      Rental Auto/Equipment -- 0.2%
        Ahern Rentals, Inc.
         Sec. Notes
         7.38% due 05/15/2023*.....................    790,000    766,300
                                                               ----------
      Retail-Appliances -- 0.2%
        Conn's, Inc.
         Company Guar. Notes
         7.25% due 07/15/2022......................    768,000    762,240
                                                               ----------
      Retail-Auto Parts -- 0.0%
        O'Reilly Automotive, Inc.
         Senior Notes
         3.60% due 09/01/2027......................    108,000    104,647
                                                               ----------
      Retail-Automobile -- 0.2%
        Asbury Automotive Group, Inc.
         Company Guar. Notes
         6.00% due 12/15/2024......................    477,000    485,348
        AutoNation, Inc.
         Company Guar. Notes
         3.80% due 11/15/2027......................    163,000    156,031
                                                               ----------
                                                                  641,379
                                                               ----------

                                                 Principal     Value
                Security Description             Amount(17)   (Note 2)
        Retail-Discount -- 0.2%
          Wal-Mart Stores, Inc.
           Senior Bonds
           1.90% due 12/15/2020................   $  303,000 $  297,094
          Wal-Mart Stores, Inc.
           Senior Notes
           2.55% due 04/08/2026................ EUR  210,000    290,626
                                                             ----------
                                                                587,720
                                                             ----------
        Retail-Office Supplies -- 0.3%
          Arch Merger Sub, Inc.
           Company Guar. Notes
           8.50% due 09/15/2025*...............    1,225,000  1,133,125
                                                             ----------
        Retail-Pawn Shops -- 0.1%
          FirstCash, Inc.
           Company Guar. Notes
           5.38% due 06/01/2024*...............      470,000    477,497
                                                             ----------
        Retail-Restaurants -- 0.3%
          Brinker International, Inc.
           Company Guar. Notes
           5.00% due 10/01/2024*...............      490,000    480,200
          Darden Restaurants, Inc.
           Senior Notes
           4.55% due 02/15/2048................       35,000     34,851
          Golden Nugget, Inc.
           Company Guar. Notes
           8.75% due 10/01/2025*...............      715,000    741,813
                                                             ----------
                                                              1,256,864
                                                             ----------
        Rubber/Plastic Products -- 0.0%
          Venture Holdings Co. LLC
           Company Guar. Notes
           11.00% due 06/01/2007+(4)(5)(6)(7)..      100,000          0
                                                             ----------
        Satellite Telecom -- 0.3%
          Hughes Satellite Systems Corp.
           Senior Sec. Notes
           5.25% due 08/01/2026................      780,000    764,400
          Hughes Satellite Systems Corp.
           Company Guar. Notes
           6.63% due 08/01/2026................      162,000    161,190
                                                             ----------
                                                                925,590
                                                             ----------
        Savings & Loans/Thrifts -- 0.4%
          Astoria Financial Corp.
           Senior Notes
           3.50% due 06/08/2020................      296,000    294,770
          First Niagara Financial Group, Inc.
           Senior Notes
           6.75% due 03/19/2020................      477,000    508,556
          First Niagara Financial Group, Inc.
           Sub. Notes
           7.25% due 12/15/2021................      434,000    487,738
                                                             ----------
                                                              1,291,064
                                                             ----------
        Semiconductor Components-Integrated Circuits -- 0.1%
          QUALCOMM, Inc.
           Senior Notes
           2.10% due 05/20/2020................      132,000    130,495

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                              Principal      Value
                Security Description          Amount(17)    (Note 2)
           U.S. CORPORATE BONDS & NOTES (continued)
           Semiconductor Components-Integrated Circuits (continued)
             QUALCOMM, Inc.
              Senior Notes
              4.30% due 05/20/2047.........   $    104,000 $  100,770
                                                           ----------
                                                              231,265
                                                           ----------
           Steel-Producers -- 0.4%
             AK Steel Corp.
              Company Guar. Notes
              6.38% due 10/15/2025.........        650,000    612,625
             United States Steel Corp.
              Senior Notes
              6.25% due 03/15/2026.........        322,000    321,195
             United States Steel Corp.
              Senior Notes
              6.88% due 08/15/2025.........        600,000    616,500
                                                           ----------
                                                            1,550,320
                                                           ----------
           Telecom Services -- 0.1%
             Embarq Corp.
              Senior Notes
              8.00% due 06/01/2036.........        515,000    485,387
                                                           ----------
           Telecommunication Equipment -- 0.1%
             Plantronics, Inc.
              Company Guar. Notes
              5.50% due 05/31/2023*........        367,000    363,807
                                                           ----------
           Telephone-Integrated -- 1.0%
             AT&T, Inc.
              Senior Notes
              2.85% due 02/14/2023.........        221,000    222,025
             AT&T, Inc.
              Senior Notes
              3.15% due 09/04/2036.........    EUR 350,000    437,216
             AT&T, Inc.
              Senior Notes
              4.35% due 06/15/2045.........        183,000    167,231
             AT&T, Inc.
              Senior Notes
              4.50% due 05/15/2035.........        224,000    220,003
             AT&T, Inc.
              Senior Notes
              4.75% due 05/15/2046.........         20,000     19,425
             AT&T, Inc.
              Senior Notes
              4.90% due 08/14/2037.........        532,000    535,004
             AT&T, Inc.
              Senior Notes
              5.30% due 08/14/2058.........        160,000    161,338
             CenturyLink, Inc.
              Senior Notes
              5.80% due 03/15/2022.........        640,000    624,800
             Citizens Communications Co.
              Senior Notes
              9.00% due 08/15/2031.........        910,000    552,825
             Verizon Communications, Inc.
              Senior Bonds
              2.88% due 01/15/2038......... EUR    100,000    122,797

                                                     Principal     Value
                Security Description                 Amount(17)   (Note 2)
   Telephone-Integrated (continued)
     Verizon Communications, Inc.
      Senior Notes
      3.38% due 02/15/2025..........................  $137,000  $    134,659
     Verizon Communications, Inc.
      Senior Notes
      4.40% due 11/01/2034..........................    90,000        88,884
     Verizon Communications, Inc.
      Senior Notes
      5.25% due 03/16/2037..........................   217,000       233,993
                                                                ------------
                                                                   3,520,200
                                                                ------------
   Television -- 0.2%
     Belo Corp.
      Company Guar. Notes
      7.75% due 06/01/2027..........................   652,000       720,460
                                                                ------------
   Theaters -- 0.1%
     Live Nation Entertainment, Inc.
      Company Guar. Notes
      5.63% due 03/15/2026*.........................   337,000       341,213
                                                                ------------
   Transport-Equipment & Leasing -- 0.0%
     GATX Corp.
      Senior Notes
      3.25% due 09/15/2026..........................   110,000       103,407
     GATX Corp.
      Senior Notes
      3.50% due 03/15/2028..........................    29,000        27,508
     GATX Corp.
      Senior Notes
      3.85% due 03/30/2027..........................    32,000        31,418
                                                                ------------
                                                                     162,333
                                                                ------------
   Transport-Marine -- 0.0%
     Kirby Corp.
      Senior Notes
      4.20% due 03/01/2028..........................   123,000       123,042
                                                                ------------
   Travel Services -- 0.2%
     Sabre GLBL, Inc.
      Senior Sec. Notes
      5.38% due 04/15/2023*.........................   735,000       741,431
                                                                ------------
   Trucking/Leasing -- 0.1%
     Penske Truck Leasing Co. LP/PTL Finance Corp.
      Senior Notes
      3.95% due 03/10/2025*.........................   195,000       195,418
                                                                ------------
   Total U.S. Corporate Bonds & Notes
      (cost $135,894,000)...........................             134,837,940
                                                                ------------
   FOREIGN CORPORATE BONDS & NOTES -- 24.0%
   Aerospace/Defense-Equipment -- 0.0%
     Airbus Finance BV
      Company Guar. Notes
      2.70% due 04/17/2023*.........................   129,000       126,138
                                                                ------------
   Agricultural Chemicals -- 0.2%
     Consolidated Energy Finance SA
      Senior Notes
      6.88% due 06/15/2025*.........................   730,000       764,675
                                                                ------------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)


                                                 Principal     Value
                 Security Description            Amount(17)   (Note 2)
         FOREIGN CORPORATE BONDS & NOTES (continued)
         Airlines -- 0.1%
           Gol Finance, Inc.
            Company Guar. Notes
            7.00% due 01/31/2025*...............   $ 480,000 $  472,200
                                                             ----------
         Auto-Cars/Light Trucks -- 0.2%
           Hyundai Capital Services, Inc.
            Senior Notes
            3.00% due 08/29/2022*...............     201,000    195,252
           Volkswagen International Finance NV
            Company Guar. Notes
            1.88% due 03/30/2027................ EUR 400,000    497,988
                                                             ----------
                                                                693,240
                                                             ----------
         Auto/Truck Parts & Equipment-Original -- 0.3%
           Delphi Jersey Holdings PLC
            Company Guar. Notes
            5.00% due 10/01/2025*...............     770,000    738,238
           Toyota Industries Corp.
            Senior Notes
            3.24% due 03/16/2023*...............     329,000    328,301
                                                             ----------
                                                              1,066,539
                                                             ----------
         Banks-Commercial -- 2.2%
           ABN AMRO Bank NV
            Sub. Notes
            7.13% due 07/06/2022................ EUR 160,000    246,794
           Banco Bilbao Vizcaya Argentaria SA
            Sub. Notes
            3.50% due 02/10/2027................ EUR 200,000    273,153
           Bank of China, Ltd.
            Sub. Notes
            5.00% due 11/13/2024................     450,000    463,474
           Bank of Montreal
            Sub. Notes
            3.80% due 12/15/2032................     111,000    105,158
           Bank of Nova Scotia
            Senior Notes
            2.50% due 01/08/2021................     177,000    174,351
           Barclays Bank PLC
            Sub. Notes
            6.63% due 03/30/2022................ EUR 255,000    377,697
           BPCE SA
            Sub. Notes
            2.88% due 04/22/2026................ EUR 200,000    264,680
           BPCE SA
            Sub. Notes
            4.50% due 03/15/2025*...............     265,000    266,093
           Canadian Imperial Bank of Commerce
            Senior Notes
            2.10% due 10/05/2020................     296,000    289,313
           Credit Suisse AG
            Senior Notes
            3.00% due 10/29/2021................     254,000    251,494
           Credit Suisse AG
            Sub. Notes
            5.75% due 09/18/2025................ EUR 750,000  1,028,713
           DVB Bank SE
            Senior Notes
            2.38% due 12/02/2020................ EUR 200,000    256,692

                                              Principal     Value
                 Security Description         Amount(17)   (Note 2)
           Banks-Commercial (continued)
             Fidelity Bank PLC
              Senior Notes
              10.50% due 10/16/2022..........   $ 450,000 $  464,517
             HBOS PLC
              Sub. Notes
              5.37% due 06/30/2021........... EUR 600,000    853,303
             Intesa Sanpaolo SpA
              Sub. Notes
              3.93% due 09/15/2026........... EUR 175,000    231,385
             Intesa Sanpaolo SpA
              Senior Notes
              4.00% due 10/30/2023........... EUR 200,000    286,700
             Intesa Sanpaolo SpA
              Sub. Notes
              5.71% due 01/15/2026*..........     255,000    255,909
             Santander Issuances SAU
              Company Guar. Notes
              3.25% due 04/04/2026........... EUR 200,000    267,844
             Standard Chartered PLC
              Sub. Notes
              3.13% due 11/19/2024........... EUR 285,000    377,516
             Standard Chartered PLC
              Sub. Notes
              5.13% due 06/06/2034........... GBP 125,000    188,516
             Yapi ve Kredi Bankasi AS
              Senior Notes
              5.75% due 02/24/2022...........     480,000    477,615
             Zenith Bank PLC
              Senior Notes
              7.38% due 05/30/2022...........     450,000    463,806
                                                          ----------
                                                           7,864,723
                                                          ----------
           Banks-Money Center -- 0.1%
             Bank of Scotland PLC
              Sub. Notes
              9.38% due 05/15/2021........... GBP 200,000    338,621
                                                          ----------
           Beverages-Non-alcoholic -- 0.1%
             Coca-Cola Femsa SAB de CV
              Company Guar. Notes
              2.38% due 11/26/2018...........     292,000    291,664
                                                          ----------
           Brewery -- 0.1%
             Anheuser-Busch InBev SA/NV
              Company Guar. Notes
              2.75% due 03/17/2036........... EUR 250,000    326,017
                                                          ----------
           Building Products-Cement -- 0.1%
             CIMPOR Financial Operations BV
              Company Guar. Notes
              5.75% due 07/17/2024...........     480,000    457,680
                                                          ----------
           Building Societies -- 0.1%
             Nationwide Building Society
              Sub. Notes
              2.00% due 07/25/2029........... EUR 190,000    233,945
             Nationwide Building Society
              Sub. Notes
              4.13% due 10/18/2032*..........     250,000    237,635
                                                          ----------
                                                             471,580
                                                          ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                      Principal    Value
                  Security Description                Amount(17)  (Note 2)
     FOREIGN CORPORATE BONDS & NOTES (continued)
     Building-Residential/Commercial -- 0.2%
       Mattamy Group Corp.
        Senior Notes
        6.50% due 10/01/2025*........................ $  706,000 $  713,060
                                                                 ----------
     Cable/Satellite TV -- 1.3%
       Altice Financing SA
        Senior Sec. Notes
        7.50% due 05/15/2026*........................    630,000    617,400
       Altice Luxembourg SA
        Company Guar. Notes
        7.63% due 02/15/2025*........................    965,000    825,075
       SFR Group SA
        Senior Sec. Notes
        7.38% due 05/01/2026*........................  1,834,000  1,746,885
       UPCB Finance IV, Ltd.
        Senior Sec. Notes
        5.38% due 01/15/2025*........................    619,000    597,335
       Ziggo Secured Finance BV
        Senior Sec. Notes
        5.50% due 01/15/2027*........................    800,000    751,768
                                                                 ----------
                                                                  4,538,463
                                                                 ----------
     Cellular Telecom -- 0.6%
       C&W Senior Financing Designated Activity Co.
        Senior Notes
        6.88% due 09/15/2027*........................    667,000    665,332
       Digicel Group, Ltd.
        Senior Notes
        8.25% due 09/30/2020.........................    235,000    202,100
       GTH Finance BV
        Company Guar. Notes
        7.25% due 04/26/2023*........................    200,000    217,464
       Millicom International Cellular SA
        Senior Notes
        6.00% due 03/15/2025.........................    440,000    452,650
       VEON Holdings BV
        Senior Notes
        4.95% due 06/16/2024.........................    500,000    492,185
                                                                 ----------
                                                                  2,029,731
                                                                 ----------
     Chemicals-Diversified -- 0.7%
       Braskem Netherlands Finance BV
        Company Guar. Notes
        4.50% due 01/10/2028*........................    209,000    203,441
       Cydsa SAB de CV
        Company Guar. Notes
        6.25% due 10/04/2027.........................    490,000    485,713
       NOVA Chemicals Corp.
        Senior Notes
        5.00% due 05/01/2025*........................    695,000    666,991
       Petkim Petrokimya Holding AS
        Senior Notes
        5.88% due 01/26/2023*........................    470,000    460,521
       Trinseo Materials Operating SCA/Trinseo
        Materials Finance, Inc.
        Company Guar. Notes
        5.38% due 09/01/2025*........................    615,000    604,237
                                                                 ----------
                                                                  2,420,903
                                                                 ----------

                                                  Principal    Value
                  Security Description            Amount(17)  (Note 2)
         Computers-Memory Devices -- 0.3%
           Seagate HDD Cayman
            Company Guar. Notes
            4.75% due 01/01/2025.................   $ 955,000 $930,180
                                                              --------
         Cruise Lines -- 0.2%
           Silversea Cruise Finance, Ltd.
            Senior Sec. Notes
            7.25% due 02/01/2025*................     730,000  771,975
                                                              --------
         Diamonds/Precious Stones -- 0.1%
           Petra Diamonds US Treasury PLC
            Sec. Notes
            7.25% due 05/01/2022.................     460,000  460,000
                                                              --------
         Diversified Banking Institutions -- 1.7%
           Barclays PLC
            Sub. Notes
            4.84% due 05/09/2028.................     200,000  196,672
           Credit Agricole SA
            Sub. Notes
            2.63% due 03/17/2027................. EUR 325,000  422,356
           Credit Suisse Group AG
            Senior Notes
            4.28% due 01/09/2028*................     198,000  198,465
           HSBC Holdings PLC
            Senior Notes
            4.04% due 03/13/2028.................     201,000  200,863
           Lloyds Banking Group PLC
            Sub. Notes
            4.58% due 12/10/2025.................     336,000  335,983
           Macquarie Group, Ltd.
            Senior Notes
            3.76% due 11/28/2028*................      60,000   56,629
           Mitsubishi UFJ Financial Group, Inc.
            Senior Notes
            2.67% due 07/25/2022.................     148,000  143,389
           Mitsubishi UFJ Financial Group, Inc.
            Senior Notes
            2.95% due 03/01/2021.................     314,000  312,023
           Mitsubishi UFJ Financial Group, Inc.
            Senior Notes
            3.78% due 03/02/2025.................     202,000  202,179
           Mizuho Financial Group, Inc.
            Senior Notes
            2.27% due 09/13/2021.................     206,000  198,315
           Mizuho Financial Group, Inc.
            Senior Notes
            3.55% due 03/05/2023.................     304,000  302,498
           Royal Bank of Scotland Group PLC
            Senior Notes
            2.00% due 03/08/2023................. EUR 275,000  352,095
           Royal Bank of Scotland Group PLC
            Senior Notes
            2.50% due 03/22/2023................. EUR 185,000  242,773
           Royal Bank of Scotland Group PLC
            Senior Notes
            3.88% due 09/12/2023.................     201,000  198,500
           UBS AG
            Senior Notes
            2.45% due 12/01/2020*................     207,000  203,243

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)


                                                    Principal     Value
                 Security Description               Amount(17)   (Note 2)
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Diversified Banking Institutions (continued)
        UBS AG
         Sub. Notes
         4.75% due 02/12/2026..................... EUR  600,000 $  812,097
        UniCredit SpA
         Senior Notes
         1.00% due 01/18/2023..................... EUR  375,000    458,152
        UniCredit SpA
         Senior Notes
         2.13% due 10/24/2026..................... EUR  250,000    322,382
        UniCredit SpA
         Sub. Notes
         4.38% due 01/03/2027..................... EUR  250,000    332,852
        UniCredit SpA
         Sub. Notes
         5.86% due 06/19/2032*....................      548,000    555,847
                                                                ----------
                                                                 6,047,313
                                                                ----------
      Diversified Financial Services -- 0.1%
        GE Capital International Funding Co. ULC
         Company Guar. Notes
         4.42% due 11/15/2035.....................      263,000    257,096
                                                                ----------
      Diversified Manufacturing Operations -- 0.3%
        Bombardier, Inc.
         Senior Notes
         5.75% due 03/15/2022*....................      775,000    768,219
        Siemens Financieringsmaatschappij NV
         Company Guar. Notes
         2.20% due 03/16/2020*....................      400,000    395,300
                                                                ----------
                                                                 1,163,519
                                                                ----------
      Diversified Minerals -- 0.3%
        Anglo American Capital PLC
         Company Guar. Notes
         3.25% due 04/03/2023..................... EUR  360,000    486,851
        FMG Resources August 2006 Pty, Ltd.
         Company Guar. Notes
         4.75% due 05/15/2022*....................      609,000    601,387
                                                                ----------
                                                                 1,088,238
                                                                ----------
      Diversified Operations -- 0.2%
        Grupo KUO SAB De CV
         Senior Notes
         5.75% due 07/07/2027.....................      460,000    460,000
        Grupo KUO SAB De CV
         Senior Notes
         5.75% due 07/07/2027*....................      400,000    400,000
                                                                ----------
                                                                   860,000
                                                                ----------
      Electric-Distribution -- 0.5%
        State Grid Overseas Investment, Ltd.
         Company Guar. Notes
         3.13% due 05/22/2023*....................    1,500,000  1,471,453
        State Grid Overseas Investment, Ltd.
         Company Guar. Notes
         4.13% due 05/07/2024*....................      200,000    203,555
                                                                ----------
                                                                 1,675,008
                                                                ----------

                                                  Principal     Value
                Security Description              Amount(17)   (Note 2)
       Electric-Generation -- 0.2%
         Electricite de France SA
          Senior Notes
          2.35% due 10/13/2020*.................   $  123,000 $  120,963
         Electricite de France SA
          Senior Notes
          6.00% due 01/22/2114*.................      102,000    109,143
         Genneia SA
          Senior Notes
          8.75% due 01/20/2022..................      430,000    463,170
                                                              ----------
                                                                 693,276
                                                              ----------
       Electric-Integrated -- 0.4%
         Capex SA
          Senior Notes
          6.88% due 05/15/2024..................      450,000    452,250
         EDP Finance BV
          Senior Notes
          2.00% due 04/22/2025.................. EUR  200,000    256,048
         EDP Finance BV
          Senior Notes
          3.63% due 07/15/2024*.................      295,000    290,179
         Enel Finance International NV
          Company Guar. Notes
          3.50% due 04/06/2028*.................      200,000    186,418
         Enel Finance International NV
          Company Guar. Notes
          3.63% due 05/25/2027*.................      425,000    404,775
                                                              ----------
                                                               1,589,670
                                                              ----------
       Finance-Commercial -- 0.1%
         Unifin Financiera SAB de CV SOFOM ENR
          Company Guar. Notes
          7.25% due 09/27/2023..................      460,000    468,050
                                                              ----------
       Finance-Consumer Loans -- 0.2%
         goeasy, Ltd.
          Company Guar. Notes
          7.88% due 11/01/2022*.................      650,000    696,930
                                                              ----------
       Finance-Other Services -- 0.8%
         Charming Light Investments, Ltd.
          Company Guar. Notes
          4.38% due 12/21/2027..................    2,500,000  2,382,350
         Travelport Corporate Finance PLC
          Senior Sec. Notes
          6.00% due 03/15/2026*.................      431,000    432,616
                                                              ----------
                                                               2,814,966
                                                              ----------
       Gambling (Non-Hotel) -- 0.2%
         International Game Technology PLC
          Senior Sec. Notes
          6.50% due 02/15/2025*.................      578,000    619,183
                                                              ----------
       Gas-Distribution -- 0.1%
         China Resources Gas Group, Ltd.
          Senior Notes
          4.50% due 04/05/2022..................      350,000    360,039
                                                              ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                      Principal     Value
                 Security Description                 Amount(17)   (Note 2)
    FOREIGN CORPORATE BONDS & NOTES (continued)
    Gold Mining -- 0.0%
      Goldcorp, Inc.
       Senior Notes
       3.70% due 03/15/2023.........................   $   60,000 $   59,666
      Kinross Gold Corp.
       Company Guar. Notes
       4.50% due 07/15/2027*........................       95,000     93,034
                                                                  ----------
                                                                     152,700
                                                                  ----------
    Insurance-Life/Health -- 0.1%
      Athene Holding, Ltd.
       Senior Bonds
       4.13% due 01/12/2028.........................      383,000    367,530
                                                                  ----------
    Insurance-Multi-line -- 0.1%
      Willow No 2 Ireland PLC for Zurich Insurance
       Co., Ltd.
       Senior Sec. Notes
       3.38% due 06/27/2022......................... EUR  175,000    241,414
      XLIT, Ltd.
       Company Guar. Notes
       5.50% due 03/31/2045.........................      111,000    121,754
                                                                  ----------
                                                                     363,168
                                                                  ----------
    Insurance-Property/Casualty -- 0.0%
      Enstar Group, Ltd.
       Senior Notes
       4.50% due 03/10/2022.........................       74,000     74,333
                                                                  ----------
    Internet Application Software -- 0.1%
      Tencent Holdings, Ltd.
       Senior Notes
       3.60% due 01/19/2028*........................      500,000    481,590
                                                                  ----------
    Machinery-Farming -- 0.0%
      CNH Industrial NV
       Senior Notes
       3.85% due 11/15/2027.........................      150,000    145,745
                                                                  ----------
    Machinery-Pumps -- 0.0%
      Nvent Finance SARL
       Company Guar. Notes
       4.55% due 04/15/2028*........................      101,000    101,466
                                                                  ----------
    Medical-Drugs -- 0.7%
      Endo, Ltd./Endo Finance LLC/Endo Finco, Inc.
       Company Guar. Notes
       6.00% due 02/01/2025*........................      275,000    197,313
      Shire Acquisitions Investments Ireland DAC
       Company Guar. Notes
       2.88% due 09/23/2023.........................      118,000    112,652
      Valeant Pharmaceuticals International, Inc.
       Company Guar. Notes
       5.88% due 05/15/2023*........................    1,650,000  1,456,108
      Valeant Pharmaceuticals International, Inc.
       Senior Sec. Notes
       7.00% due 03/15/2024*........................      613,000    639,053
                                                                  ----------
                                                                   2,405,126
                                                                  ----------
    Metal-Copper -- 0.5%
      First Quantum Minerals, Ltd.
       Company Guar. Notes
       6.50% due 03/01/2024*........................      331,000    314,036

                                                Principal     Value
                Security Description            Amount(17)   (Note 2)
         Metal-Copper (continued)
           First Quantum Minerals, Ltd.
            Company Guar. Notes
            6.88% due 03/01/2026*.............   $  349,000 $  331,550
           First Quantum Minerals, Ltd.
            Company Guar. Notes
            7.25% due 04/01/2023*.............      457,000    451,288
           Hudbay Minerals, Inc.
            Company Guar. Notes
            7.25% due 01/15/2023*.............      575,000    596,562
                                                            ----------
                                                             1,693,436
                                                            ----------
         Metal-Diversified -- 0.3%
           Glencore Canada Financial Corp.
            Company Guar. Notes
            7.38% due 05/27/2020.............. GBP  100,000    156,626
           Glencore Finance Europe, Ltd.
            Company Guar. Notes
            1.75% due 03/17/2025.............. EUR  380,000    472,361
           Vedanta Resources PLC
            Senior Notes
            6.13% due 08/09/2024..............      470,000    459,256
                                                            ----------
                                                             1,088,243
                                                            ----------
         Non-Ferrous Metals -- 0.2%
           Codelco, Inc.
            Senior Notes
            3.63% due 08/01/2027..............      550,000    534,210
                                                            ----------
         Oil & Gas Drilling -- 0.7%
           Noble Holding International, Ltd.
            Company Guar. Notes
            7.75% due 01/15/2024..............      422,000    391,405
           Noble Holding International, Ltd.
            Company Guar. Notes
            7.88% due 02/01/2026*.............      494,000    486,590
           Pacific Drilling SA
            Senior Sec. Notes
            5.38% due 06/01/2020*+(7)(18).....    1,050,000    346,500
           Shelf Drilling Holdings, Ltd.
            Senior Notes
            8.25% due 02/15/2025*.............      500,000    501,250
           Trinidad Drilling, Ltd.
            Company Guar. Notes
            6.63% due 02/15/2025*.............      800,000    746,000
                                                            ----------
                                                             2,471,745
                                                            ----------
         Oil Companies-Exploration & Production -- 0.9%
           Anadarko Finance Co.
            Company Guar. Notes
            7.50% due 05/01/2031..............       72,000     91,985
           Empresa Nacional del Petroleo
            Senior Notes
            3.75% due 08/05/2026*.............      500,000    481,250
           Geopark, Ltd.
            Senior Sec. Notes
            6.50% due 09/21/2024..............      460,000    461,725
           Medco Platinum Road Pte, Ltd.
            Senior Sec. Notes
            6.75% due 01/30/2025*.............      480,000    457,120

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)


                                              Principal     Value
                 Security Description         Amount(17)   (Note 2)
            FOREIGN CORPORATE BONDS & NOTES (continued)
            Oil Companies-Exploration & Production (continued)
              MEG Energy Corp.
               Company Guar. Notes
               6.38% due 01/30/2023*........   $  909,000 $  759,015
              MEG Energy Corp.
               Sec. Notes
               6.50% due 01/15/2025*........      537,000    520,890
              Nostrum Oil & Gas Finance BV
               Company Guar. Notes
               7.00% due 02/16/2025*........      510,000    495,720
                                                          ----------
                                                           3,267,705
                                                          ----------
            Oil Companies-Integrated -- 3.7%
              BP Capital Markets PLC
               Company Guar. Notes
               2.97% due 02/27/2026......... EUR  230,000    320,672
              BP Capital Markets PLC
               Company Guar. Notes
               3.25% due 05/06/2022.........       83,000     83,156
              Cenovus Energy, Inc.
               Senior Notes
               4.25% due 04/15/2027.........       51,000     49,712
              Cenovus Energy, Inc.
               Senior Bonds
               5.40% due 06/15/2047.........      114,000    114,746
              Pertamina Persero PT
               Senior Notes
               4.30% due 05/20/2023.........    1,650,000  1,664,756
              Pertamina Persero PT
               Senior Notes
               4.88% due 05/03/2022*........      300,000    309,490
              Pertamina Persero PT
               Senior Notes
               6.45% due 05/30/2044.........      400,000    452,313
              Petrobras Global Finance BV
               Company Guar. Notes
               6.00% due 01/27/2028.........      470,000    465,300
              Petroleos del Peru SA
               Senior Notes
               5.63% due 06/19/2047.........    1,550,000  1,546,512
              Petroleos Mexicanos
               Company Guar. Notes
               4.88% due 01/24/2022.........      500,000    512,450
              Petroleos Mexicanos
               Senior Notes
               6.35% due 02/12/2048*........       88,000     85,030
              Petroleos Mexicanos
               Company Guar. Notes
               6.63% due 06/15/2035.........    1,400,000  1,446,452
              Petroleos Mexicanos
               Company Guar. Notes
               6.75% due 09/21/2047.........    2,313,000  2,340,478
              Petronas Capital, Ltd.
               Company Guar. Notes
               5.25% due 08/12/2019.........    1,000,000  1,030,312
              Petronas Capital, Ltd.
               Company Guar. Notes
               7.88% due 05/22/2022.........    2,000,000  2,337,784

                                                  Principal    Value
                 Security Description             Amount(17)  (Note 2)
       Oil Companies-Integrated (continued)
         Shell International Finance BV
          Company Guar. Notes
          2.13% due 05/11/2020................... $  134,000 $   131,973
         Suncor Energy, Inc.
          Senior Notes
          4.00% due 11/15/2047...................     78,000      76,480
         YPF SA
          Senior Notes
          6.95% due 07/21/2027...................    450,000     451,845
                                                             -----------
                                                              13,419,461
                                                             -----------
       Oil Refining & Marketing -- 0.1%
         Empresa Nacional del Petroleo
          Senior Notes
          3.75% due 08/05/2026...................    480,000     462,000
                                                             -----------
       Oil-Field Services -- 0.4%
         KCA Deutag UK Finance PLC
          Senior Sec. Notes
          9.88% due 04/01/2022*..................    876,000     914,956
         Weatherford International, Ltd.
          Company Guar. Notes
          9.88% due 02/15/2024...................    450,000     410,625
                                                             -----------
                                                               1,325,581
                                                             -----------
       Paper & Related Products -- 0.3%
         Cascades, Inc.
          Company Guar. Notes
          5.50% due 07/15/2022*..................     67,000      67,419
         Cascades, Inc.
          Company Guar. Notes
          5.75% due 07/15/2023*..................    384,000     389,760
         Fibria Overseas Finance, Ltd.
          Company Guar. Notes
          5.50% due 01/17/2027...................    480,000     496,080
                                                             -----------
                                                                 953,259
                                                             -----------
       Printing-Commercial -- 0.3%
         Cimpress NV
          Company Guar. Notes
          7.00% due 04/01/2022*..................  1,013,000   1,056,052
                                                             -----------
       Real Estate Operations & Development -- 0.1%
         Future Land Development Holdings, Ltd.
          Senior Sec. Notes
          5.00% due 02/16/2020...................    470,000     463,382
                                                             -----------
       Satellite Telecom -- 0.6%
         Inmarsat Finance PLC
          Company Guar. Notes
          6.50% due 10/01/2024*..................    945,000     959,175
         Intelsat Jackson Holdings SA
          Company Guar. Notes
          5.50% due 08/01/2023...................    860,000     692,300
         Intelsat Luxembourg SA
          Company Guar. Notes
          8.13% due 06/01/2023...................    795,000     381,600
                                                             -----------
                                                               2,033,075
                                                             -----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                  Principal       Value
              Security Description                Amount(17)     (Note 2)
    FOREIGN CORPORATE BONDS & NOTES (continued)
    Semiconductor Equipment -- 0.1%
      Sensata Technologies BV
       Company Guar. Notes
       4.88% due 10/15/2023*...................   $     444,000 $   444,688
                                                                -----------
    Special Purpose Entity -- 0.0%
      Hellas Telecommunications Luxembourg II
       SCA
       Sub. Notes
       8.46% due 01/15/2015*+(4)(5)(6)(7)......       1,330,000           0
                                                                -----------
    Telephone-Integrated -- 0.4%
      Telecom Italia Capital SA
       Company Guar. Notes
       7.72% due 06/04/2038....................         208,000     254,321
      Telefonica Emisiones SAU
       Company Guar. Notes
       1.46% due 04/13/2026.................... EUR     300,000     369,910
      Telefonica Emisiones SAU
       Company Guar. Notes
       2.93% due 10/17/2029....................    EUR  200,000     271,348
      Telefonica Emisiones SAU
       Company Guar. Notes
       4.67% due 03/06/2038....................         260,000     262,993
      Telefonica Emisiones SAU
       Company Guar. Notes
       5.21% due 03/08/2047....................         205,000     217,869
                                                                -----------
                                                                  1,376,441
                                                                -----------
    Transport-Marine -- 1.2%
      PT Pelabuhan Indonesia II
       Senior Notes
       4.25% due 05/05/2025....................       2,000,000   1,960,000
      PT Pelabuhan Indonesia II
       Senior Notes
       4.25% due 05/05/2025*...................         300,000     294,000
      SCF Capital Designated Activity Co.
       Company Guar. Notes
       5.38% due 06/16/2023....................       2,100,000   2,134,860
                                                                -----------
                                                                  4,388,860
                                                                -----------
    Transport-Rail -- 1.1%
      Canadian Pacific Railway Co.
       Senior Notes
       6.13% due 09/15/2115....................          93,000     116,150
      Kazakhstan Temir Zholy Finance BV
       Company Guar. Notes
       6.95% due 07/10/2042....................       3,000,000   3,354,840
      Transnet SOC, Ltd.
       Senior Notes
       4.00% due 07/26/2022....................         400,000     390,056
                                                                -----------
                                                                  3,861,046
                                                                -----------
    Transport-Services -- 0.1%
      Rumo Luxembourg SARL
       Company Guar. Notes
       7.38% due 02/09/2024....................         440,000     470,888
                                                                -----------
    Total Foreign Corporate Bonds & Notes
       (cost $89,552,824)......................                  86,472,407
                                                                -----------

                                              Principal    Value
                 Security Description         Amount(17)  (Note 2)
            FOREIGN GOVERNMENT OBLIGATIONS -- 18.9%
            Banks-Export/Import -- 1.0%
              Export Credit Bank of Turkey
               Senior Notes
               4.25% due 09/18/2022*......... $1,100,000 $1,043,931
              Export-Import Bank of India
               Senior Notes
               2.75% due 08/12/2020..........  1,050,000  1,035,618
              Export-Import Bank of India
               Senior Notes
               4.00% due 01/14/2023..........  1,500,000  1,499,752
                                                         ----------
                                                          3,579,301
                                                         ----------
            Banks-Special Purpose -- 0.1%
              Hungarian Development Bank
               Government Guar. Notes
               6.25% due 10/21/2020..........    400,000    427,682
                                                         ----------
            Central Bank -- 0.4%
              Central Bank of Tunisia
               Senior Notes
               5.75% due 01/30/2025..........  1,700,000  1,617,125
                                                         ----------
            Sovereign -- 17.4%
              Dominican Republic
               Senior Bonds
               5.50% due 01/27/2025*.........    415,000    426,861
              Dominican Republic
               Senior Bonds
               5.88% due 04/18/2024..........    380,000    399,008
              Dominican Republic
               Senior Bonds
               5.95% due 01/25/2027*.........    250,000    261,250
              Dominican Republic
               Senior Bonds
               6.85% due 01/27/2045..........  1,250,000  1,346,875
              Dominican Republic
               Senior Bonds
               7.45% due 04/30/2044..........    950,000  1,073,500
              Dominican Republic
               Senior Bonds
               8.63% due 04/20/2027..........    350,000    413,000
              Federative Republic of Brazil
               Senior Notes
               5.00% due 01/27/2045..........    800,000    718,808
              Government of Egypt
               Senior Notes
               5.58% due 02/21/2023*.........    600,000    608,520
              Government of Egypt
               Senior Notes
               8.50% due 01/31/2047..........    250,000    278,625
              Government of Romania
               Senior Notes
               6.13% due 01/22/2044..........    780,000    936,852
              Government of Ukraine
               Senior Notes
               7.38% due 09/25/2032*.........  1,000,000    964,000
              Kingdom of Jordan
               Senior Notes
               5.75% due 01/31/2027*.........    450,000    437,688

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)


                                             Principal     Value
                 Security Description        Amount(17)   (Note 2)
            FOREIGN GOVERNMENT OBLIGATIONS (continued)
            Sovereign (continued)
              Kingdom of Jordan
               Senior Notes
               5.75% due 01/31/2027......... $   400,000 $  389,056
              Kingdom of Jordan
               Senior Notes
               7.38% due 10/10/2047.........     800,000    808,000
              Oriental Republic of Uruguay
               Senior Notes
               4.38% due 10/27/2027.........     900,000    926,370
              Oriental Republic of Uruguay
               Senior Notes
               5.10% due 06/18/2050.........     900,000    922,500
              Republic of Argentina
               Senior Notes
               2.50% due 12/31/2038.........   1,300,000    863,200
              Republic of Argentina
               Senior Notes
               4.63% due 01/11/2023.........   1,200,000  1,156,812
              Republic of Argentina
               Senior Notes
               5.88% due 01/11/2028.........     360,000    338,580
              Republic of Argentina
               Senior Bonds
               6.88% due 01/11/2048.........     600,000    547,500
              Republic of Argentina
               Senior Notes
               8.28% due 12/31/2033.........   1,051,529  1,151,423
              Republic of Chile
               Senior Notes
               3.24% due 02/06/2028.........   1,006,000    986,383
              Republic of Colombia
               Senior Notes
               4.38% due 07/12/2021.........     300,000    310,500
              Republic of Colombia
               Senior Notes
               4.50% due 01/28/2026.........   1,200,000  1,240,200
              Republic of Colombia
               Senior Bonds
               7.38% due 09/18/2037.........   2,400,000  3,072,000
              Republic of Colombia
               Senior Notes
               8.13% due 05/21/2024.........     500,000    611,250
              Republic of Croatia
               Senior Notes
               6.38% due 03/24/2021.........   3,000,000  3,242,118
              Republic of Ecuador
               Senior Notes
               7.88% due 01/23/2028*........   1,290,000  1,241,883
              Republic of Ecuador
               Senior Notes
               9.63% due 06/02/2027.........   1,250,000  1,338,375
              Republic of Ecuador
               Senior Notes
               9.65% due 12/13/2026*........     700,000    738,500
              Republic of Guatemala
               Senior Notes
               4.38% due 06/05/2027*........     460,000    447,350

                                           Principal     Value
                Security Description       Amount(17)   (Note 2)
              Sovereign (continued)
                Republic of Guatemala
                 Senior Notes
                 4.38% due 06/05/2027....   $1,000,000 $  972,500
                Republic of Guatemala
                 Senior Notes
                 4.88% due 02/13/2028....      800,000    797,384
                Republic of Guatemala
                 Senior Notes
                 5.75% due 06/06/2022....      250,000    263,432
                Republic of Honduras
                 Senior Notes
                 6.25% due 01/19/2027....    1,600,000  1,691,152
                Republic of Hungary
                 Senior Notes
                 5.38% due 02/21/2023....      600,000    647,940
                Republic of Hungary
                 Senior Notes
                 6.38% due 03/29/2021....      500,000    544,400
                Republic of Indonesia
                 Senior Notes
                 3.70% due 01/08/2022....      700,000    702,604
                Republic of Ireland
                 Bonds
                 2.00% due 02/18/2045.... EUR  250,000    331,077
                Republic of Ivory Coast
                 Senior Notes
                 6.13% due 06/15/2033*...    1,600,000  1,520,384
                Republic of Ivory Coast
                 Senior Notes
                 6.13% due 06/15/2033....      500,000    475,120
                Republic of Kazakhstan
                 Senior Notes
                 6.50% due 07/21/2045....      900,000  1,086,640
                Republic of Lebanon
                 Senior Notes
                 8.25% due 04/12/2021....      700,000    736,890
                Republic of Lithuania
                 Senior Notes
                 6.63% due 02/01/2022....      500,000    561,856
                Republic of Lithuania
                 Senior Notes
                 7.38% due 02/11/2020....      550,000    595,375
                Republic of Namibia
                 Senior Notes
                 5.25% due 10/29/2025....      570,000    565,759
                Republic of Nigeria
                 Senior Notes
                 6.50% due 11/28/2027*...      600,000    607,836
                Republic of Nigeria
                 Senior Notes
                 7.14% due 02/23/2030*...    1,350,000  1,400,625
                Republic of Panama
                 Senior Notes
                 3.75% due 03/16/2025....      600,000    603,900
                Republic of Paraguay
                 Senior Notes
                 4.63% due 01/25/2023....      500,000    513,400

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                             Principal    Value
                 Security Description        Amount(17)  (Note 2)
             FOREIGN GOVERNMENT OBLIGATIONS (continued)
             Sovereign (continued)
               Republic of Paraguay
                Senior Notes
                6.10% due 08/11/2044........ $  650,000 $  698,750
               Republic of Poland
                Senior Notes
                5.13% due 04/21/2021........    950,000  1,009,375
               Republic of Senegal
                Bonds
                6.25% due 05/23/2033........  1,100,000  1,083,500
               Republic of Senegal
                Senior Notes
                6.75% due 03/13/2048*.......    740,000    724,756
               Republic of South Africa
                Senior Notes
                4.67% due 01/17/2024........    400,000    401,536
               Republic of South Africa
                Senior Notes
                5.65% due 09/27/2047........    700,000    691,390
               Republic of South Africa
                Senior Notes
                6.25% due 03/08/2041........    800,000    859,389
               Republic of Sri Lanka
                Senior Notes
                6.25% due 10/04/2020........    200,000    207,318
               Republic of Sri Lanka
                Senior Notes
                6.83% due 07/18/2026*.......    265,000    272,432
               Republic of Sri Lanka
                Senior Notes
                6.83% due 07/18/2026........  1,500,000  1,542,067
               Republic of Sri Lanka
                Senior Notes
                6.85% due 11/03/2025*.......    400,000    413,932
               Republic of Sri Lanka
                Senior Notes
                6.85% due 11/03/2025........    700,000    724,382
               Republic of the Philippines
                Senior Notes
                4.00% due 01/15/2021........  1,350,000  1,381,189
               Republic of Turkey
                Senior Notes
                5.75% due 05/11/2047........    460,000    408,710
               Republic of Turkey
                Notes
                6.63% due 02/17/2045........  1,700,000  1,681,045
               Republic of Turkey
                Senior Notes
                8.00% due 02/14/2034........    400,000    462,048
               Republic of Zambia
                Senior Notes
                8.50% due 04/14/2024........  1,300,000  1,358,500
               Russian Federation
                Senior Notes
                4.38% due 03/21/2029*.......  1,200,000  1,183,982
               Russian Federation
                Senior Notes
                4.75% due 05/27/2026........  2,000,000  2,066,432

                                                  Principal       Value
               Security Description               Amount(17)     (Note 2)
     Sovereign (continued)
       Socialist Republic of Vietnam
        Senior Notes
        4.80% due 11/19/2024...................   $   1,350,000 $ 1,376,488
       United Kingdom Gilt Treasury
        Bonds
        3.50% due 01/22/2045................... GBP      60,000     115,951
       United Kingdom Gilt Treasury
        Bonds
        4.50% due 09/07/2034...................    GBP  310,000     613,760
       United Mexican States
        Senior Notes
        3.75% due 01/11/2028...................         231,000     223,377
       United Mexican States
        Senior Notes
        4.35% due 01/15/2047...................         228,000     208,365
       United Mexican States
        Senior Bonds
        4.75% due 03/08/2044...................          43,000      41,818
                                                                -----------
                                                                 62,565,753
                                                                -----------
     Total Foreign Government Obligations
        (cost $69,935,034).....................                  68,189,861
                                                                -----------
     U.S. GOVERNMENT AGENCIES -- 9.0%
     Federal Home Loan Mtg. Corp. -- 3.6%
        2.50% due 01/01/2028...................         222,807     219,821
        2.50% due 04/01/2028...................          74,672      73,670
        2.50% due 03/01/2031...................         124,332     121,825
        3.00% due 10/01/2032...................       1,022,216   1,020,885
        3.00% due 07/01/2045...................       2,249,835   2,200,999
        3.00% due 10/01/2045...................         767,776     750,484
        3.50% due 03/01/2042...................         321,772     324,213
        3.50% due 04/01/2042...................         327,796     330,282
        3.50% due 09/01/2043...................         310,762     313,118
        3.50% due 07/01/2045...................       3,105,153   3,119,813
        3.50% due 11/01/2047...................       1,591,078   1,595,869
        4.00% due 01/01/2046...................         364,561     376,556
        4.50% due 02/01/2020...................           1,711       1,721
        4.50% due 08/01/2020...................           5,275       5,305
        4.50% due 03/01/2039...................       1,444,742   1,526,559
        4.50% due 12/01/2039...................           7,079       7,485
        5.00% due 02/01/2034...................          20,935      22,577
        5.00% due 05/01/2034...................          30,477      33,056
        5.00% due 11/01/2043...................         212,894     229,726
        5.50% due 05/01/2037...................          48,177      52,792
        6.00% due 03/01/2040...................          39,027      43,706
        6.50% due 02/01/2035...................           6,731       7,580
       Federal Home Loan Mtg. Corp. FRS
        3.11% (6 ML+1.49%)
        due 02/01/2037.........................          14,601      15,028
        3.69% (12 ML+1.89%)
        due 11/01/2037.........................         104,427     109,989
       Federal Home Loan Mtg. Corp. REMIC FRS
        Series 3572, Class JS
        5.02% (6.80% -- 1 ML)
        due 09/15/2039(1)(9)(10)...............         437,401      46,602

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)


                                                Principal    Value
                 Security Description           Amount(17)  (Note 2)
         U.S. GOVERNMENT AGENCIES (continued)
         Federal Home Loan Mtg. Corp. (continued)
           Federal Home Loan Mtg. Corp. REMIC
            Series 1103, Class N
            11.50% due 06/15/2021(1)(9)........ $      292 $        22
            Series 4740, Class BA
            3.00% due 09/15/2045(1)............    270,725     268,263
                                                           -----------
                                                            12,817,946
                                                           -----------
         Federal National Mtg. Assoc. -- 5.4%
            2.50% due 12/01/2026...............    524,567     518,490
            3.00% due 10/01/2027...............    259,778     261,013
            3.00% due 10/01/2030...............    200,955     201,169
            3.00% due 10/01/2032...............  1,229,158   1,228,577
            3.00% due 12/01/2042...............    132,759     130,710
            3.00% due 01/01/2047...............    838,727     818,756
            3.00% due 02/01/2048...............  1,993,506   1,945,928
            3.50% due 03/01/2033...............  1,926,852   1,966,677
            3.50% due 02/01/2043...............    123,756     124,850
            3.50% due 08/01/2026...............     90,253      92,095
            3.50% due 08/01/2027...............     57,657      58,834
            3.50% due 10/01/2028...............     35,248      36,001
            3.50% due 10/01/2045...............    268,895     270,041
            3.50% due 11/01/2045...............    236,505     237,305
            3.50% due 12/01/2045...............  1,215,206   1,219,317
            3.50% due 03/01/2046...............  2,698,516   2,707,216
            3.50% due 07/01/2046...............    164,219     165,021
            4.00% due 11/01/2025...............    137,557     142,181
            4.00% due 10/01/2043...............    318,122     328,938
            4.00% due 02/01/2045...............  1,775,251   1,836,020
            4.00% due 05/01/2047...............    645,959     663,593
            4.00% due 08/01/2047...............  1,142,316   1,173,769
            4.50% due 06/01/2019...............      5,961       6,006
            4.50% due 11/01/2022...............     25,466      25,801
            4.50% due 06/01/2023...............     15,944      16,611
            4.50% due 08/01/2045...............  1,860,864   1,980,478
            4.50% due 04/01/2047...............    403,136     422,578
            5.00% due 06/01/2019...............      5,346       5,430
            5.00% due 01/01/2023...............      8,897       9,340
            5.00% due 03/01/2034...............     19,286      20,802
            5.00% due 05/01/2035...............     11,181      12,068
            5.00% due 05/01/2040...............     80,379      86,870
            5.00% due 07/01/2040...............     82,558      89,234
            5.50% due 06/01/2038...............     25,484      27,967
            6.00% due 02/01/2032...............      4,739       5,269
            6.00% due 05/01/2034...............      1,744       1,958
            6.00% due 10/01/2034...............     19,228      21,371
            7.50% due 01/01/2030...............      1,145       1,166
            8.00% due 11/01/2028...............      3,167       3,488
         Federal National Mtg. Assoc. FRS
            3.22% (6 ML+1.54%)
            due 09/01/2035.....................     70,761      73,197
            3.22% (1 Yr USTYCR+2.26%)
            due 11/01/2036.....................     41,972      44,442
            3.35% (1 Yr USTYCR+2.19%)
            due 10/01/2035.....................     78,594      82,688
            3.36% (12 ML+1.57%)
            due 05/01/2037.....................     21,579      22,502
            3.45% (12 ML+1.66%)
            due 07/01/2039.....................     68,399      71,738

                                                 Principal    Value
                 Security Description            Amount(17)  (Note 2)
        Federal National Mtg. Assoc. (continued)
           3.54% (12 ML+1.77%)
           due 05/01/2040....................... $   92,805 $    96,842
           3.57% (12 ML+1.82%)
           due 10/01/2040.......................     24,117      25,227
           3.58% (12 ML+1.83%)
           due 10/01/2040.......................     47,478      49,634
           3.69% (12 ML+1.91%)
           due 08/01/2035.......................     61,613      65,217
          Federal National Mtg. Assoc. REMIC
           Series 1989-2, Class D
           8.80% due 01/25/2019(1)..............        422         428
           Series 2017-94, Class DA
           3.00% due 06/25/2045(1)                  232,653     230,984
                                                            -----------
                                                             19,625,837
                                                            -----------
        Total U.S. Government Agencies
           (cost $33,405,485)...................             32,443,783
                                                            -----------
        U.S. GOVERNMENT TREASURIES -- 0.0%
        United States Treasury Notes -- 0.0%
          2.13% due 07/31/2024
           (cost $50,414).......................     50,000      48,441
                                                            -----------
        LOANS(12)(13)(14) -- 6.9%
        Advanced Materials -- 0.0%
          Filtration Group Corp. FRS
           BTL
           coupon TBD
           due 03/29/2025.......................     42,954      42,847
                                                            -----------
        Aerospace/Defense-Equipment -- 0.1%
          Wesco Aircraft Hardware Corp. FRS
           BTL
           coupon TBD
           due 02/28/2021.......................    355,000     345,238
          Univision Communications, Inc. FRS
           BTL
           coupon TBD
           due 03/15/2024.......................    355,000     349,287
                                                            -----------
                                                                694,525
                                                            -----------
        Building & Construction Products-Misc. -- 0.1%
          Forterra Finance LLC FRS
           BTL
           coupon TBD
           due 10/25/2023.......................    385,000     354,842
                                                            -----------
        Building & Construction-Misc. -- 1.0%
          American Traffic Solutions, Inc. FRS
           1st Lien
           coupon TBD
           due 02/28/2025.......................  3,550,000   3,576,625
                                                            -----------
        Building Products-Air & Heating -- 0.1%
          Thermasys Corp. FRS
           BTL
           coupon TBD
           due 05/03/2019.......................    355,000     345,238
                                                            -----------
        Building Products-Doors & Windows -- 0.1%
          CHI Doors Holding Corp. FRS
           BTL
           coupon TBD
           due 07/29/2022.......................    355,000     355,000
                                                            -----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                Principal    Value
                 Security Description           Amount(17)  (Note 2)
          LOANS(12)(13)(14) (continued)
          Cable/Satellite TV -- 0.1%
            CSC Holdings LLC FRS
             BTL
             coupon TBD
             due 01/25/2026.................... $  355,000 $  354,778
                                                           ----------
          Chemicals-Specialty -- 0.1%
            LTI Holdings, Inc. FRS
             BTL
             coupon TBD
             due 05/16/2024....................    355,000    355,000
                                                           ----------
          Circuit Boards -- 0.1%
            LUX Finco FRS
             BTL
             coupon TBD
             due 10/14/2022....................    355,000    355,000
                                                           ----------
          Commercial Services-Finance -- 0.1%
            MoneyGram International, Inc. FRS
             BTL-B
             coupon TBD
             due 03/27/2020....................    355,000    354,468
                                                           ----------
          Computer Data Security -- 0.1%
            McAfee LLC FRS
             BTL
             coupon TBD
             due 09/30/2024....................    355,000    358,550
                                                           ----------
          Computer Services -- 0.1%
            Alion Science & Tech Corp. FRS
             BTL
             coupon TBD
             due 08/19/2021....................    355,000    355,333
                                                           ----------
          Computer Software -- 0.1%
            Rackspace Hosting, Inc. FRS
             BTL-B
             coupon TBD
             due 11/03/2023....................    355,000    353,613
                                                           ----------
          Dialysis Centers -- 0.1%
            U.S. Renal Care, Inc. FRS
             BTL
             coupon TBD
             due 12/31/2022....................    355,000    356,442
                                                           ----------
          Distribution/Wholesale -- 0.1%
            Univar USA, Inc. FRS
             BTL-B3
             coupon TBD
             due 07/01/2024....................    355,000    357,163
                                                           ----------
          Diversified Manufacturing Operations -- 0.1%
            MW Industries, Inc. FRS
             BTL-B3
             coupon TBD
             due 09/27/2024....................    355,000    358,106
                                                           ----------
          E-Commerce/Services -- 0.3%
            RentPath LLC FRS
             2nd Lien
             10.37% (1 ML+9.00%)
             due 12/17/2022....................  1,062,906  1,053,605
                                                           ----------

                                                      Shares/
                                                     Principal   Value
                   Security Description              Amount(17) (Note 2)
        Enterprise Software/Service -- 0.1%
          Focus Financial Partners LLC FRS
           BTL
           coupon TBD
           due 08/05/2022...........................  $355,000  $356,997
                                                                --------
        Finance-Investment Banker/Broker -- 0.0%
          Deerfield Holdings Corp. Acquisition FRS
           BTL
           coupon TBD
           due 02/13/2025...........................   120,209   120,359
                                                                --------
        Footwear & Related Apparel -- 0.1%
          Calceus Acquisition, Inc. FRS
           BTL
           coupon TBD
           due 02/01/2020...........................   355,000   348,788
                                                                --------
        Insurance Brokers -- 0.1%
          USI, Inc. FRS
           BTL-B
           coupon TBD
           due 05/16/2024...........................   355,000   355,887
                                                                --------
        Insurance-Multi-line -- 0.1%
          York Risk Services Holdings Corp. FRS
           BTL
           coupon TBD
           due 10/01/2021...........................   355,000   347,368
                                                                --------
        Insurance-Property/Casualty -- 0.1%
          Asurion LLC FRS
           BTL-B6
           coupon TBD
           due 11/03/2023...........................   355,000   357,282
                                                                --------
        Internet Financial Services -- 0.1%
          Diamond U.S. Holdings LLC FRS
           BTL
           coupon TBD
           due 12/23/2024...........................   355,000   355,222
                                                                --------
        Leisure Products -- 0.1%
          Hayward Industries, Inc. FRS
           BTL-B
           coupon TBD
           due 08/05/2024...........................   355,000   356,109
                                                                --------
        Machinery-General Industrial -- 0.2%
          Duravant LLC FRS
           BTL
           coupon TBD
           due 07/19/2024...........................   355,000   354,852
          Titan Acquisition, Ltd. FRS
           BTL-B
           coupon TBD
           due 03/28/2025...........................   355,000   354,223
                                                                --------
                                                                 709,075
                                                                --------
        Marine Services -- 0.1%
          Drew Marine Group, Inc. FRS
           BTL
           coupon TBD
           due 11/19/2020...........................   255,177   255,815
                                                                --------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)


                                                   Shares/
                                                  Principal    Value
                 Security Description             Amount(17)  (Note 2)
        LOANS(12)(13)(14) (continued)
        Media -- 0.1%
          Cineworld, Ltd. FRS
           BTL-B
           coupon TBD
           due 02/28/2025........................ $  355,000 $  355,444
                                                             ----------
        Medical Products -- 0.1%
          Greatbatch, Ltd. FRS
           BTL-B
           coupon TBD
           due 10/27/2022........................    355,000    357,662
                                                             ----------
        Medical-Drugs -- 0.1%
          Akorn, Inc. FRS
           BTL
           coupon TBD
           due 04/16/2021........................    355,000    353,003
                                                             ----------
        Medical-Generic Drugs -- 0.1%
          Alvogen Pharma U.S. Inc. FRS
           BTL
           coupon TBD
           due 04/02/2022........................    355,000    355,000
                                                             ----------
        Medical-HMO -- 0.1%
          MultiPlan, Inc. FRS
           BTL-B
           coupon TBD
           due 06/07/2023........................    355,000    356,553
                                                             ----------
        Metal Processors & Fabrication -- 0.3%
          CIRCOR International, Inc. FRS
           1st Lien
           coupon TBD
           due 12/11/2024........................    355,000    355,887
          Crosby US Acquisition Corp. FRS
           1st Lien
           coupon TBD
           due 11/23/2020........................    355,000    348,433
          Doncasters Group, Ltd. FRS
           BTL-B
           coupon TBD
           due 04/09/2020........................    355,000    347,900
                                                             ----------
                                                              1,052,220
                                                             ----------
        Oil Companies-Exploration & Production -- 0.2%
          Medallion Midland Acquisition LLC FRS
           1st Lien
           coupon TBD
           due 10/30/2024........................    355,000    355,000
          Osum Production Corp. FRS
           BTL
           coupon TBD
           due 07/28/2020........................    415,000    348,600
                                                             ----------
                                                                703,600
                                                             ----------
        Petrochemicals -- 1.0%
          OCI Beaumont LLC FRS
           BTL
           coupon TBD
           due 02/14/2025........................  3,550,000  3,578,844
                                                             ----------

                                                         Shares/
                                                        Principal   Value
                   Security Description                 Amount(17) (Note 2)
     Publishing-Books -- 0.1%
       Houghton Mifflin Harcourt Publishers, Inc. FRS
        BTL-B
        4.37% (1 ML+3.00%)
        due 05/31/2021.................................  673,079   613,904
                                                                   -------
     Real Estate Investment Trusts -- 0.1%
       QCP West Reit LLC FRS
        BTL
        coupon TBD
        due 10/31/2022.................................  355,000   358,550
                                                                   -------
     Rental Auto/Equipment -- 0.1%
       Bakercorp International Holdings, Inc. FRS
        BTL
        coupon TBD
        due 02/07/2020.................................  355,000   349,083
                                                                   -------
     Resort/Theme Parks -- 0.1%
       SW Acquisitions Co., Inc. FRS
        BTL
        coupon TBD
        due 03/31/2024.................................  355,000   353,373
                                                                   -------
     Retail-Hypermarkets -- 0.1%
       Smart & Final Stores LLC FRS
        BTL
        coupon TBD
        due 11/15/2022.................................  355,000   349,823
                                                                   -------
     Retail-Petroleum Products -- 0.1%
       EG Finaqnce Co., Ltd. FRS
        BTL
        coupon TBD
        due 06/30/2025.................................  355,000   354,556
       Bass Pro Group LLC FRS
        BTL-B
        coupon TBD
        due 09/25/2024.................................  355,000   351,361
                                                                   -------
                                                                   705,917
                                                                   -------
     Soap & Cleaning Preparation -- 0.1%
       Diamond BC BV FRS
        BTL
        coupon TBD
        due 09/06/2024.................................  355,000   354,334
                                                                   -------
     Telecom Services -- 0.1%
       CenturyLink, Inc. FRS
        BTL-B
        coupon TBD
        due 01/31/2025.................................  355,000   349,305
       West Corp. FRS
        BTL
        coupon TBD
        due 10/10/2024.................................  167,453   168,779
                                                                   -------
                                                                   518,084
                                                                   -------
     Transport-Truck -- 0.1%
       Aplpd Bidco LLC FRS
        BTL
        coupon TBD
        due 12/06/2024.................................  355,000   357,219
                                                                   -------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                 Shares/
                                                Principal     Value
                Security Description            Amount(17)   (Note 2)
        LOANS(12)(13)(14) (continued)
        X-Ray Equipment -- 0.1%
          Ziggo Secured Finance FRS
           BTL-E
           coupon TBD
           due 04/15/2025......................   $ 355,000 $   352,338
                                                            -----------
        Total Loans
           (cost $25,093,820)..................              24,968,988
                                                            -----------
        COMMON STOCKS -- 0.2%
        Television -- 0.2%
          ION Media Networks, Inc.+(4)(5)(15)
           (cost $6)...........................         655     528,044
                                                            -----------
        PREFERRED SECURITIES -- 0.1%
        Electric-Distribution -- 0.1%
          Entergy Louisiana LLC
           4.70%...............................       6,500     155,285
                                                            -----------
        Sovereign Agency -- 0.0%
          Federal Home Loan Mtg. Corp.+
           Series Z
           8.38%...............................       5,875      33,781
                                                            -----------
        Telecom Services -- 0.0%
          Qwest Corp.
           6.13%...............................       6,225     127,862
                                                            -----------
        Total Preferred Securities
           (cost $408,835).....................                 316,928
                                                            -----------
        PREFERRED SECURITIES/CAPITAL SECURITIES -- 3.1%
        Auto-Cars/Light Trucks -- 0.1%
          Volkswagen International Finance NV
           2.70% due 12/14/2022(11)............ EUR 200,000     249,037
                                                            -----------
        Banks-Commercial -- 0.2%
          Banco Bilbao Vizcaya Argentaria SA
           6.13% due 11/16/2027(11)............     200,000     193,900
          Bank of Nova Scotia
           4.65% due 10/12/2022(11)............     341,000     321,819
          Rabobank Nederland
           11.00% due 06/30/2019*(11)..........     152,000     166,213
                                                            -----------
                                                                681,932
                                                            -----------
        Banks-Money Center -- 0.1%
          BBVA Bancomer SA
           5.13% due 01/18/2033*...............     201,000     192,960
                                                            -----------
        Banks-Super Regional -- 0.1%
          Huntington Bancshares, Inc.
           Series E
           5.70% due 04/15/2023(11)............     112,000     112,560
          SunTrust Banks, Inc.
           5.05% due 06/15/2022(11)............     217,000     215,644
          Wells Fargo Capital X
           5.95% due 12/01/2086................      97,000     104,760
                                                            -----------
                                                                432,964
                                                            -----------
        Building Societies -- 0.1%
          Nationwide Building Society
           6.88% due 06/20/2019(11)............ GBP 150,000     218,868
                                                            -----------

                                                     Principal     Value
                 Security Description                Amount(17)   (Note 2)
    Diversified Banking Institutions -- 0.7%
      BAC Capital Trust XIII
       Series F
       4.00% due 04/19/2018(11).....................   $ 463,000 $  399,337
      Bank of America Corp.
       5.88% due 03/15/2028(11).....................     182,000    183,148
      Goldman Sachs Group, Inc.
       Series P
       5.00% due 11/10/2022(11).....................     296,000    287,860
      HSBC Holdings PLC
       6.00% due 05/22/2027(11).....................     273,000    266,039
      HSBC Holdings PLC
       6.25% due 03/23/2023(11).....................     427,000    436,607
      JPMorgan Chase & Co.
       Series CC
       4.63% due 11/01/2022(11).....................     261,000    248,603
      JPMorgan Chase & Co.
       Series U
       6.13% due 04/30/2024(11).....................     311,000    325,773
      Societe Generale SA
       7.88% due 12/18/2023*(11)....................     356,000    385,815
                                                                 ----------
                                                                  2,533,182
                                                                 ----------
    Electric-Generation -- 0.3%
      Electricite de France SA
       5.38% due 01/29/2025(11)..................... EUR 400,000    538,957
      Engie SA
       4.63% due 01/10/2019(11)..................... GBP 300,000    429,318
                                                                 ----------
                                                                    968,275
                                                                 ----------
    Electric-Integrated -- 0.0%
      Dominion Resources, Inc.
       5.75% due 10/01/2054.........................     137,000    144,741
                                                                 ----------
    Finance-Investment Banker/Broker -- 0.0%
      Lehman Brothers Holdings Capital Trust VII
       Escrow Security
       0.00%+(4)(5).................................     222,000         22
                                                                 ----------
    Finance-Other Services -- 0.1%
      National Rural Utilities Cooperative Finance
       Corp.
       4.75% due 04/30/2043.........................     236,000    241,179
                                                                 ----------
    Food-Dairy Products -- 0.2%
      Land O'Lakes Capital Trust I
       7.45% due 03/15/2028*........................     550,000    625,625
                                                                 ----------
    Gas-Distribution -- 0.1%
      Centrica PLC
       3.00% due 04/10/2076......................... EUR 325,000    411,147
                                                                 ----------
    Insurance-Life/Health -- 0.1%
      Aviva PLC
       6.13% due 07/05/2043......................... EUR 315,000    469,079
      Prudential Financial, Inc.
       4.50% due 09/15/2047.........................      72,000     68,616
                                                                 ----------
                                                                    537,695
                                                                 ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)


                                                    Principal      Value
                Security Description                Amount(17)    (Note 2)
    PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
    Insurance-Multi-line -- 0.3%
      Assurant, Inc.
       7.00% due 03/27/2048.......................      256,000 $    261,691
      Demeter Investments BV for Zurich
       Insurance Co., Ltd.
       3.50% due 10/01/2046....................... EUR  300,000      398,370
      MetLife, Inc.
       6.40% due 12/15/2066.......................      231,000      253,234
      Zurich Finance UK PLC
       6.63% due 10/02/2022(11)................... GBP  150,000      240,995
                                                                ------------
                                                                   1,154,290
                                                                ------------
    Insurance-Property/Casualty -- 0.0%
      Progressive Corp.
       5.38% due 03/15/2023(11)...................      105,000      106,181
                                                                ------------
    Oil Companies-Integrated -- 0.2%
      TOTAL SA
       2.63% due 02/26/2025(11)................... EUR  210,000      264,854
      TOTAL SA
       3.88% due 05/18/2022(11)................... EUR  305,000      411,277
                                                                ------------
                                                                     676,131
                                                                ------------
    Pipelines -- 0.2%
      Enbridge, Inc.
       5.50% due 07/15/2077.......................      196,000      186,200
      Energy Transfer Partners LP
       6.25% due 02/15/2023(11)...................      130,000      124,394
      EnLink Midstream Partners LP
       6.00% due 12/15/2022(11)...................      116,000      108,170
      Enterprise Products Operating LLC
       4.88% due 08/16/2077.......................       98,000       96,138
      Enterprise Products Operating LLC
       5.25% due 08/16/2077.......................       86,000       83,635
      TransCanada Trust
       5.30% due 03/15/2077.......................       86,000       84,925
      TransCanada Trust
       5.63% due 05/20/2075.......................       72,000       73,800
                                                                ------------
                                                                     757,262
                                                                ------------
    Telephone-Integrated -- 0.1%
      Telefonica Europe BV
       3.75% due 03/15/2022(11)................... EUR  200,000      256,227
                                                                ------------
    Tools-Hand Held -- 0.1%
      Stanley Black & Decker, Inc.
       5.75% due 12/15/2053.......................      272,000      274,720
                                                                ------------
    Water -- 0.1%
      Suez
       3.00% due 06/23/2020(11)................... EUR  400,000      513,664
                                                                ------------
    Total Preferred Securities/Capital Securities
       (cost $10,713,760).........................                10,976,102
                                                                ------------
    Total Long-Term Investment Securities
       (cost $368,389,663)........................               362,042,789
                                                                ------------

                                                   Principal      Value
               Security Description                Amount(17)    (Note 2)
   SHORT-TERM INVESTMENT SECURITIES -- 5.2%
   Registered Investment Companies -- 5.2%
     State Street Institutional U.S. Government
      Money Market Fund
      Premier Class
      1.58%(8)
      (cost $18,867,822)......................... $18,867,822  $ 18,867,822
                                                               ------------
   TOTAL INVESTMENTS --
      (cost $387,257,485)(16)....................       105.8%  380,910,611
   Liabilities in excess of other assets.........        (5.8)  (20,982,234)
                                                  -----------  ------------
   NET ASSETS --                                        100.0% $359,928,377
                                                  ===========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2018, the aggregate value of these securities was $102,753,389 representing 28.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
+    Non-income producing security
(1)  Collateralized Mortgage Obligation
(2) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)  Commercial Mortgage Backed Security
(4)  Securities classified as Level 3 (see Note 2).
(5) Illiquid security. At March 31, 2018, the aggregate value of these securities was $535,875 representing 0.2% of net assets.
(6)  Security in default of interest and principal at maturity.
(7)  Company has filed for bankruptcy protection.
(8)  The rate shown is a 7-day yield as of March 31, 2018.
(9)  Interest Only
(10) Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2018.
(11) Perpetual maturity -- maturity date reflects the next call date.
(12) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(13) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(14) All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(15) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

     public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to
     Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2018, the Fund held the following restricted securities:

                                                             Value   % of
                    Acquisition        Acquisition            Per    Net
     Description       Date     Shares    Cost      Value    Share  Assets
     -----------    ----------- ------ ----------- -------- ------- ------
     Common Stocks
     ION Media..... 12/16/2016   655       $6      $528,044 $806.17  0.15%
                                                   ========          ====

(16) See Note 5 for cost of investments on a tax basis.
(17) Denominated in United States dollars unless otherwise indicated.
(18) Security in default of interest.
BTL --Bank Term Loan
REMIC --Real Estate Mortgage Investment Conduit
TBD --Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
ULC --Unlimited Liability Corp.
FRS --Floating Rate Security
VRS --Variable Rate Security

The rates shown on FRS and VRS are the current rates at March 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR --Euro Currency
GBP --British Pound

Index Legend

1    ML -- 1 Month USD LIBOR
1    Yr USTYCR -- 1 Year US Treasury Yield Curve Rate
6    ML -- 6 Month USD LIBOR
12   ML -- 12 Month USD LIBOR

Forward Foreign Currency Contracts

                          Contract to   In Exchange    Delivery   Unrealized   Unrealized
   Counterparty             Deliver         For          Date    Appreciation Depreciation
------------------------------------------------------------------------------------------
JPMorgan Chase Bank N.A  EUR 8,075,000 USD  9,981,897 04/26/2018   $30,486      $     --
                         EUR 7,737,000 USD  9,568,931 05/24/2018    14,977            --
                         GBP 2,230,000 USD  3,127,422 04/26/2018        --        (4,190)
                         USD 1,446,170 EUR  1,167,000 04/26/2018        --        (7,991)
                         USD   787,333 GBP    560,400 04/26/2018        --          (358)
                                                                   -------      --------
         Net Unrealized Appreciation/(Depreciation)....            $45,463      $(12,539)
                                                                   =======      ========

--------
EUR --Euro Currency
GBP --Pound Sterling
USD --United States Dollar

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)


The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2018 (see Note 2):

                                          Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                              Quoted Prices     Observable Inputs  Unobservable Inputs      Total
-                                         --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Asset Backed Securities..................      $        --        $  3,260,295           $     --        $  3,260,295
U.S. Corporate Bonds & Notes:
  Airlines...............................               --             964,879             24,634             989,513
  Finance-Investment Banker/Broker.......               --             947,272                 64             947,336
  Gambling (Non-Hotel)...................               --             357,205              7,745             364,950
  Rubber/Plastic Products................               --                  --                  0                   0
  Other Industries.......................               --         132,536,141                 --         132,536,141
Foreign Corporate Bonds & Notes:
  Special Purpose Entity.................               --                  --                  0                   0
  Other Industries.......................               --          86,472,407                 --          86,472,407
Foreign Government Obligation............               --          68,189,861                 --          68,189,861
U.S. Government Agencies.................               --          32,443,783                 --          32,443,783
U.S. Government Treasuries...............               --              48,441                 --              48,441
Loans....................................               --          24,968,988                 --          24,968,988
Common Stocks............................               --                  --            528,044             528,044
Preferred Securities.....................          316,928                  --                 --             316,928
Preferred Securities/Capital Securities:
  Finance-Investment Banker/Broker.......               --                  --                 22                  22
  Other Industries.......................               --          10,976,080                 --          10,976,080
Short-Term Investment Securities.........       18,867,822                  --                 --          18,867,822
                                               -----------        ------------           --------        ------------
Total Investments at Value...............      $19,184,750        $361,165,352           $560,509        $380,910,611
                                               ===========        ============           ========        ============
Other Financial Instruments:+
Forward Foreign Currency Contracts.......      $        --        $     45,463           $     --        $     45,463
                                               ===========        ============           ========        ============

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts.......      $        --        $     12,539           $     --        $     12,539
                                               ===========        ============           ========        ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

        AIG Flexible Credit Fund
        PORTFOLIO PROFILE -- March 31, 2018 -- (unaudited)

Industry Allocation*

                  Oil Companies-Exploration & Production. 4.8%
                  Cable/Satellite TV..................... 3.8
                  Medical-Hospitals...................... 3.6
                  Chemicals-Specialty.................... 3.2
                  Building-Residential/Commercial........ 2.4
                  Medical-Drugs.......................... 2.4
                  Auto/Truck Parts & Equipment-Original.. 2.1
                  Broadcast Services/Program............. 2.1
                  Enterprise Software/Service............ 2.0
                  Registered Investment Companies........ 2.0
                  Containers-Metal/Glass................. 1.9
                  Commercial Services.................... 1.9
                  Real Estate Investment Trusts.......... 1.6
                  Pipelines.............................. 1.6
                  Gambling (Non-Hotel)................... 1.4
                  Telephone-Integrated................... 1.3
                  Telecom Services....................... 1.3
                  Building & Construction Products-Misc.. 1.3
                  Oil-Field Services..................... 1.2
                  Casino Hotels.......................... 1.2
                  Containers-Paper/Plastic............... 1.2
                  Finance-Mortgage Loan/Banker........... 1.1
                  Oil & Gas Drilling..................... 1.1
                  Machinery-General Industrial........... 1.1
                  Finance-Consumer Loans................. 1.1
                  Aerospace/Defense-Equipment............ 1.1
                  Distribution/Wholesale................. 1.0
                  Applications Software.................. 1.0
                  Diagnostic Equipment................... 1.0
                  Theaters............................... 0.9
                  Coal................................... 0.9
                  Television............................. 0.9
                  Independent Power Producers............ 0.9
                  Food-Retail............................ 0.9
                  Chemicals-Diversified.................. 0.9
                  Auto-Heavy Duty Trucks................. 0.8
                  Soap & Cleaning Preparation............ 0.8
                  Cellular Telecom....................... 0.8
                  Machinery-Pumps........................ 0.8
                  Investment Companies................... 0.8
                  Medical Labs & Testing Services........ 0.7
                  Retail-Building Products............... 0.7
                  Schools................................ 0.7
                  Food-Misc./Diversified................. 0.7
                  Security Services...................... 0.7
                  Rubber/Plastic Products................ 0.7
                  Casino Services........................ 0.7
                  Food-Meat Products..................... 0.7
                  Building-Heavy Construction............ 0.7
                  Computer Services...................... 0.7
                  Extended Service Contracts............. 0.7
                  Cosmetics & Toiletries................. 0.7
                  Commercial Services-Finance............ 0.7
                  Data Processing/Management............. 0.6
                  Medical-HMO............................ 0.6
                  Banks-Super Regional................... 0.6
                  Electric-Generation.................... 0.6
                  Dialysis Centers....................... 0.6
                  Finance-Auto Loans..................... 0.6
                  Publishing-Periodicals................. 0.6


                  Private Equity......................... 0.6%
                  Investment Management/Advisor Services. 0.6
                  Non-Hazardous Waste Disposal........... 0.6
                  Professional Sports.................... 0.6
                  Steel-Producers........................ 0.5
                  Advertising Services................... 0.5
                  Medical-Generic Drugs.................. 0.5
                  Food-Dairy Products.................... 0.5
                  Hotels/Motels.......................... 0.5
                  Pharmacy Services...................... 0.5
                  Medical Products....................... 0.5
                  Computer Software...................... 0.5
                  Diversified Manufacturing Operations... 0.5
                  Retail-Propane Distribution............ 0.5
                  Computers-Integrated Systems........... 0.5
                  Publishing-Books....................... 0.5
                  Educational Software................... 0.4
                  Disposable Medical Products............ 0.4
                  Electric-Integrated.................... 0.4
                  Building Products-Cement............... 0.4
                  Oil Companies-Integrated............... 0.4
                  Retail-Sporting Goods.................. 0.4
                  Energy-Alternate Sources............... 0.4
                  Bicycle Manufacturing.................. 0.4
                  Transport-Services..................... 0.4
                  Printing-Commercial.................... 0.3
                  Direct Marketing....................... 0.3
                  Food-Flour & Grain..................... 0.3
                  Diversified Banking Institutions....... 0.3
                  Telecommunication Equipment............ 0.3
                  Appliances............................. 0.3
                  Food-Baking............................ 0.3
                  Building & Construction-Misc........... 0.3
                  Diversified Minerals................... 0.3
                  Retail-Major Department Stores......... 0.3
                  Airlines............................... 0.3
                  Machinery-Electrical................... 0.3
                  Real Estate Operations & Development... 0.3
                  Cruise Lines........................... 0.3
                  Retail-Restaurants..................... 0.3
                  Retail-Bedding......................... 0.3
                  Retail-Misc./Diversified............... 0.3
                  Retail-Drug Store...................... 0.3
                  Environmental Consulting & Engineering. 0.3
                  Retail-Convenience Store............... 0.3
                  Housewares............................. 0.3
                  Wireless Equipment..................... 0.2
                  Internet Connectivity Services......... 0.2
                  Transport-Marine....................... 0.2
                  Retail-Office Supplies................. 0.2
                  Oil Refining & Marketing............... 0.2
                  Internet Gambling...................... 0.2
                  Paper & Related Products............... 0.2
                  Radio.................................. 0.2
                  Insurance-Multi-line................... 0.2
                  Retail-Automobile...................... 0.2
                  Athletic Equipment..................... 0.2
                  Diversified Financial Services......... 0.2
                  Apparel Manufacturers.................. 0.2
                  Machinery-Construction & Mining........ 0.2

        AIG Flexible Credit Fund
        PORTFOLIO PROFILE -- March 31, 2018 -- (unaudited) (continued)


Industry Allocation* (continued)

                   Medical-Outpatient/Home Medical....   0.2%
                   Financial Guarantee Insurance......   0.2
                   Resorts/Theme Parks................   0.2
                   Retail-Apparel/Shoe................   0.2
                   Human Resources....................   0.2
                   Medical-Nursing Homes..............   0.2
                   E-Commerce/Services................   0.2
                   Oil Field Machinery & Equipment....   0.2
                   Medical Instruments................   0.2
                   Rubber-Tires.......................   0.1
                   Retail-Pet Food & Supplies.........   0.1
                   Gas-Distribution...................   0.1
                   Pollution Control..................   0.1
                   Metal-Diversified..................   0.1
                   Sovereign..........................   0.1
                   Veterinary Diagnostics.............   0.1
                   Leisure Products...................   0.1
                   Finance-Other Services.............   0.1
                   Medical Information Systems........   0.1
                   Consumer Products-Misc.............   0.1
                   Banks-Money Center.................   0.1
                   Recycling..........................   0.1
                   Research & Development.............   0.1
                   Health Care Cost Containment.......   0.1
                   Medical-Biomedical/Gene............   0.1
                                                       -----
                                                       100.0%
                                                       =====

Credit Quality+#

                   Baa................................   0.5%
                   Ba.................................  20.5
                   B..................................  57.4
                   Caa................................  16.3
                   Not Rated@.........................   5.3
                                                       -----
                                                       100.0%
                                                       =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018

                                                     Principal    Value
                  Security Description                Amount     (Note 2)
     ASSET BACKED SECURITIES -- 0.2%
     Diversified Financial Services -- 0.2%
       Home Equity Loan Trust VRS
        Series 2007-HSA3, Class AI4
        6.11% due 06/25/2037(1)
        (cost $606,674)............................. $  615,718 $  616,494
                                                                ----------
     U.S. CORPORATE BONDS & NOTES -- 35.7%
     Aerospace/Defense-Equipment -- 0.4%
       TransDigm, Inc.
        Company Guar. Notes
        6.50% due 07/15/2024........................    445,000    456,125
       TransDigm, Inc.
        Company Guar. Notes
        6.50% due 05/15/2025........................    695,000    701,950
                                                                ----------
                                                                 1,158,075
                                                                ----------
     Apparel Manufacturers -- 0.2%
       Under Armour, Inc.
        Senior Notes
        3.25% due 06/15/2026........................    691,000    609,314
                                                                ----------
     Athletic Equipment -- 0.2%
       Vista Outdoor, Inc.
        Company Guar. Notes
        5.88% due 10/01/2023........................    700,000    652,750
                                                                ----------
     Auto-Heavy Duty Trucks -- 0.3%
       Navistar International Corp.
        Senior Notes
        6.63% due 11/01/2025*.......................  1,035,000  1,035,000
                                                                ----------
     Auto/Truck Parts & Equipment-Original -- 0.7%
       American Axle & Manufacturing, Inc.
        Company Guar. Notes
        6.25% due 03/15/2026........................     60,000     59,532
       Cooper-Standard Automotive, Inc.
        Company Guar. Notes
        5.63% due 11/15/2026*.......................    910,000    907,725
       Tenneco, Inc.
        Company Guar. Notes
        5.00% due 07/15/2026........................    545,000    528,813
       TI Group Automotive Systems LLC
        Company Guar. Notes
        8.75% due 07/15/2023*.......................    771,000    809,550
                                                                ----------
                                                                 2,305,620
                                                                ----------
     Broadcast Services/Program -- 0.9%
       Clear Channel Worldwide Holdings, Inc.
        Company Guar. Notes
        7.63% due 03/15/2020........................  1,340,000  1,338,325
       iHeartCommunications, Inc.
        Senior Sec. Notes
        9.00% due 12/15/2019+(2)(3).................    810,000    638,887
       Univision Communications, Inc.
        Senior Sec. Notes
        5.13% due 05/15/2023*.......................  1,070,000  1,019,282
                                                                ----------
                                                                 2,996,494
                                                                ----------
     Building & Construction Products-Misc. -- 0.3%
       CPG Merger Sub LLC
        Company Guar. Notes
        8.00% due 10/01/2021*.......................    295,000    297,581

                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
     Building & Construction Products-Misc. (continued)
       Standard Industries, Inc.
        Senior Notes
        6.00% due 10/15/2025*....................... $  620,000 $  635,500
                                                                ----------
                                                                   933,081
                                                                ----------
     Building & Construction-Misc. -- 0.3%
       Weekley Homes LLC/Weekley Finance Corp.
        Senior Notes
        6.63% due 08/15/2025*.......................  1,060,000  1,046,750
                                                                ----------
     Building-Heavy Construction -- 0.2%
       New Enterprise Stone & Lime Co., Inc.
        Senior Sec. Notes
        6.25% due 03/15/2026*.......................    410,000    410,512
       New Enterprise Stone & Lime Co., Inc.
        Senior Notes
        10.13% due 04/01/2022*......................    325,000    348,563
                                                                ----------
                                                                   759,075
                                                                ----------
     Building-Residential/Commercial -- 2.4%
       Beazer Homes USA, Inc.
        Company Guar. Notes
        5.88% due 10/15/2027........................    560,000    518,700
       Beazer Homes USA, Inc.
        Company Guar. Notes
        6.75% due 03/15/2025........................    620,000    613,800
       Lennar Corp.
        Company Guar. Notes
        5.25% due 06/01/2026*.......................  1,325,000  1,308,437
       M/I Homes, Inc.
        Company Guar. Notes
        5.63% due 08/01/2025........................    855,000    832,300
       MDC Holdings, Inc.
        Company Guar. Notes
        5.50% due 01/15/2024........................    830,000    842,450
       PulteGroup, Inc.
        Company Guar. Notes
        5.50% due 03/01/2026........................    605,000    623,452
       TRI Pointe Group Inc./TRI Pointe Homes Inc.
        Company Guar. Notes
        5.88% due 06/15/2024........................  1,730,000  1,755,431
       William Lyon Homes, Inc.
        Senior Notes
        6.00% due 09/01/2023*.......................  1,175,000  1,170,594
                                                                ----------
                                                                 7,665,164
                                                                ----------
     Cable/Satellite TV -- 1.9%
       Altice US Finance I Corp.
        Senior Sec. Notes
        5.38% due 07/15/2023*.......................    630,000    638,190
       Cablevision Systems Corp.
        Senior Notes
        5.88% due 09/15/2022........................  1,120,000  1,111,264
       CCO Holdings LLC/CCO Holdings
        Capital Corp.
        Senior Notes
        5.13% due 05/01/2027*.......................    835,000    792,749

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       U.S. CORPORATE BONDS & NOTES (continued)
       Cable/Satellite TV (continued)
         Cequel Communications Holdings I
          LLC/Cequel Capital Corp.
          Senior Notes
          7.50% due 04/01/2028*.................... $  585,000 $  598,162
         CSC Holdings LLC
          Senior Notes
          5.25% due 06/01/2024.....................    535,000    508,919
         DISH DBS Corp.
          Company Guar. Notes
          6.75% due 06/01/2021.....................  1,185,000  1,192,406
         DISH DBS Corp.
          Company Guar. Notes
          7.75% due 07/01/2026.....................    400,000    375,100
         Radiate Holdco LLC/Radiate Finance, Inc.
          Senior Notes
          6.63% due 02/15/2025*....................    910,000    837,200
         Radiate Holdco LLC/Radiate Finance, Inc.
          Senior Notes
          6.88% due 02/15/2023*....................    100,000     96,750
                                                               ----------
                                                                6,150,740
                                                               ----------
       Cellular Telecom -- 0.8%
         Sprint Corp.
          Company Guar. Notes
          7.88% due 09/15/2023.....................  1,725,000  1,759,500
         Sprint Nextel Corp.
          Senior Notes
          6.00% due 11/15/2022.....................    885,000    868,406
                                                               ----------
                                                                2,627,906
                                                               ----------
       Chemicals-Diversified -- 0.3%
         Hexion, Inc.
          Senior Sec. Notes
          10.38% due 02/01/2022*...................    500,000    483,750
         Hexion, Inc.
          Sec. Notes
          13.75% due 02/01/2022*...................    400,000    340,000
                                                               ----------
                                                                  823,750
                                                               ----------
       Chemicals-Specialty -- 1.0%
         Cornerstone Chemical Co.
          Senior Sec. Notes
          6.75% due 08/15/2024*....................    800,000    795,760
         Kraton Polymers LLC/Kraton
          Polymers Capital Corp.
          Company Guar. Notes
          7.00% due 04/15/2025*....................    625,000    646,875
         Platform Specialty Products Corp.
          Company Guar. Notes
          5.88% due 12/01/2025*....................  1,190,000  1,163,225
         PQ Corp.
          Company Guar. Notes
          5.75% due 12/15/2025*....................    635,000    628,650
                                                               ----------
                                                                3,234,510
                                                               ----------

                                                  Principal   Value
                  Security Description             Amount    (Note 2)
         Coal -- 0.3%
           Alliance Resource Operating Partners
            LP/Alliance Resource Finance Corp.
            Company Guar. Notes
            7.50% due 05/01/2025*................ $992,000  $1,041,600
                                                            ----------
         Commercial Services -- 0.2%
           ServiceMaster Co. LLC
            Company Guar. Notes
            5.13% due 11/15/2024*................  625,000     604,688
                                                            ----------
         Computer Services -- 0.2%
           West Corp.
            Company Guar. Notes
            8.50% due 10/15/2025*................  635,000     614,363
                                                            ----------
         Computer Software -- 0.1%
           Rackspace Hosting, Inc.
            Company Guar. Notes
            8.63% due 11/15/2024*................  315,000     311,063
                                                            ----------
         Computers-Integrated Systems -- 0.1%
           Everi Payments, Inc.
            Company Guar. Notes
            7.50% due 12/15/2025*................  295,000     299,425
                                                            ----------
         Consumer Products-Misc. -- 0.1%
           Prestige Brands, Inc.
            Company Guar. Notes
            6.38% due 03/01/2024*................  270,000     276,750
                                                            ----------
         Containers-Metal/Glass -- 0.2%
           BWAY Holding Co.
            Senior Notes
            7.25% due 04/15/2025*................   75,000      76,500
           Owens-Brockway Glass Container, Inc.
            Company Guar. Notes
            6.38% due 08/15/2025*................  675,000     710,438
                                                            ----------
                                                               786,938
                                                            ----------
         Containers-Paper/Plastic -- 0.2%
           Flex Acquisition Co, Inc.
            Senior Notes
            6.88% due 01/15/2025*................  485,000     480,150
                                                            ----------
         Diagnostic Equipment -- 0.3%
           Avantor, Inc.
            Senior Sec. Notes
            6.00% due 10/01/2024*................  450,000     447,750
           Ortho-Clinical Diagnostics, Inc.
            Senior Notes
            6.63% due 05/15/2022*................  525,000     511,875
                                                            ----------
                                                               959,625
                                                            ----------
         Dialysis Centers -- 0.2%
           DaVita HealthCare Partners, Inc.
            Company Guar. Notes
            5.13% due 07/15/2024.................  645,000     629,681
                                                            ----------
         Disposable Medical Products -- 0.2%
           Sotera Health Holdings LLC
            Senior Notes
            6.50% due 05/15/2023*................  720,000     725,400
                                                            ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Educational Software -- 0.0%
       Blackboard, Inc.
        Sec. Notes
        9.75% due 10/15/2021*....................... $  170,000 $  144,500
                                                                ----------
     Electric-Integrated -- 0.0%
       Texas Competitive Electric Holdings
        Co. LLC/TCEH Finance, Inc.
        Escrow Notes
        11.50% due 10/01/2020+(4)...................  1,667,835     12,509
                                                                ----------
     Energy-Alternate Sources -- 0.4%
       TerraForm Power Operating LLC
        Company Guar. Notes
        4.25% due 01/31/2023*.......................    660,000    634,425
       TerraForm Power Operating LLC
        Company Guar. Notes
        5.00% due 01/31/2028*.......................    690,000    654,637
                                                                ----------
                                                                 1,289,062
                                                                ----------
     Enterprise Software/Service -- 0.3%
       BMC Software Finance, Inc.
        Senior Notes
        8.13% due 07/15/2021*.......................    380,000    379,525
       Infor US, Inc.
        Company Guar. Notes
        6.50% due 05/15/2022........................    675,000    686,813
                                                                ----------
                                                                 1,066,338
                                                                ----------
     Finance-Auto Loans -- 0.2%
       Ally Financial, Inc.
        Sub. Notes
        5.75% due 11/20/2025........................    630,000    649,089
                                                                ----------
     Finance-Consumer Loans -- 1.1%
       Navient Corp.
        Senior Notes
        6.50% due 06/15/2022........................    862,000    891,093
       Navient Corp.
        Senior Notes
        6.75% due 06/25/2025........................    735,000    745,106
       Navient Corp.
        Senior Notes
        7.25% due 09/25/2023........................    185,000    193,325
       Springleaf Finance Corp.
        Company Guar. Notes
        6.13% due 05/15/2022........................  1,140,000  1,158,924
       Springleaf Finance Corp.
        Company Guar. Notes
        6.88% due 03/15/2025........................    455,000    456,706
                                                                ----------
                                                                 3,445,154
                                                                ----------
     Finance-Mortgage Loan/Banker -- 0.4%
       Ladder Capital Finance Holdings LLLP/Ladder
        Capital Finance Corp.
        Senior Notes
        5.25% due 03/15/2022*.......................    375,000    375,000

                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
    Finance-Mortgage Loan/Banker (continued)
      Ladder Capital Finance Holdings LLLP/Ladder
       Capital Finance Corp.
       Company Guar. Notes
       5.88% due 08/01/2021*......................... $  935,000 $  951,325
                                                                 ----------
                                                                  1,326,325
                                                                 ----------
    Finance-Other Services -- 0.1%
      Nationstar Mtg. LLC/Nationstar Capital Corp.
       Company Guar. Notes
       6.50% due 07/01/2021..........................    370,000    375,550
                                                                 ----------
    Food-Flour & Grain -- 0.3%
      Post Holdings, Inc.
       Company Guar. Notes
       5.00% due 08/15/2026*.........................    585,000    555,750
      Post Holdings, Inc.
       Company Guar. Notes
       5.50% due 03/01/2025*.........................    440,000    433,400
                                                                 ----------
                                                                    989,150
                                                                 ----------
    Food-Misc./Diversified -- 0.4%
      Dole Food Co., Inc.
       Senior Sec. Notes
       7.25% due 06/15/2025*.........................  1,255,000  1,286,375
                                                                 ----------
    Food-Retail -- 0.4%
      Albertsons Cos. LLC/Safeway, Inc./New
       Albertson's, Inc./Albertson's LLC
       Company Guar. Notes
       5.75% due 03/15/2025..........................    705,000    601,224
      Safeway, Inc.
       Senior Notes
       7.25% due 02/01/2031..........................    680,000    550,800
                                                                 ----------
                                                                  1,152,024
                                                                 ----------
    Gambling (Non-Hotel) -- 0.9%
      Caesars Resort Collection LLC/CRC Finco, Inc.
       Company Guar. Notes
       5.25% due 10/15/2025*.........................  1,185,000  1,136,036
      Downstream Development Authority of the
       Quapaw Tribe of Oklahoma
       Senior Sec. Notes
       10.50% due 02/15/2023*........................    485,000    497,125
      Pinnacle Entertainment, Inc.
       Senior Notes
       5.63% due 05/01/2024..........................    840,000    877,800
      Scientific Games International, Inc.
       Company Guar. Notes
       6.63% due 05/15/2021..........................    445,000    455,569
                                                                 ----------
                                                                  2,966,530
                                                                 ----------
    Gas-Distribution -- 0.1%
      AmeriGas Partners LP/AmeriGas Finance Corp.
       Senior Notes
       5.50% due 05/20/2025..........................    455,000    439,075
                                                                 ----------
    Independent Power Producers -- 0.9%
      Calpine Corp.
       Senior Notes
       5.38% due 01/15/2023..........................  1,332,000  1,275,124

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                       Principal   Value
                  Security Description                  Amount    (Note 2)
    U.S. CORPORATE BONDS & NOTES (continued)
    Independent Power Producers (continued)
      Dynegy, Inc.
       Company Guar. Notes
       7.38% due 11/01/2022........................... $620,000  $  653,325
      NRG Energy, Inc.
       Company Guar. Notes
       5.75% due 01/15/2028*..........................  260,000     254,150
      NRG Energy, Inc.
       Company Guar. Notes
       7.25% due 05/15/2026...........................  565,000     597,657
                                                                 ----------
                                                                  2,780,256
                                                                 ----------
    Internet Connectivity Services -- 0.2%
      Zayo Group LLC/Zayo Capital, Inc.
       Company Guar. Notes
       5.75% due 01/15/2027*..........................  165,000     161,288
      Zayo Group LLC/Zayo Capital, Inc.
       Company Guar. Notes
       6.38% due 05/15/2025...........................  600,000     621,000
                                                                 ----------
                                                                    782,288
                                                                 ----------
    Machinery-Electrical -- 0.3%
      Vertiv Intermediate Holding Corp.
       Senior Notes
       12.00% due 02/15/2022*(5)......................  930,000     984,638
                                                                 ----------
    Medical Information Systems -- 0.1%
      Change Healthcare Holdings LLC/Change
       Healthcare Finance, Inc.
       Senior Notes
       5.75% due 03/01/2025*..........................  310,000     307,381
                                                                 ----------
    Medical Labs & Testing Services -- 0.5%
      Charles River Laboratories International, Inc.
       Senior Notes
       5.50% due 04/01/2026*..........................  410,000     415,637
      Eagle Holding Co. II LLC
       Senior Notes
       7.63% due 05/15/2022*(5).......................  740,000     745,550
      West Street Merger Sub, Inc.
       Senior Notes
       6.38% due 09/01/2025*..........................  825,000     785,812
                                                                 ----------
                                                                  1,946,999
                                                                 ----------
    Medical Products -- 0.2%
      DJO Finco, Inc./DJO Finance LLC/DJO
       Finance Corp.
       Sec. Notes
       8.13% due 06/15/2021*..........................  705,000     706,763
                                                                 ----------
    Medical-Drugs -- 0.2%
      Endo Finance LLC/Endo Finco, Inc.
       Company Guar. Notes
       5.38% due 01/15/2023*..........................  410,000     310,575
      Valeant Pharmaceuticals International, Inc.
       Company Guar. Notes
       7.25% due 07/15/2022*..........................  265,000     265,000
                                                                 ----------
                                                                    575,575
                                                                 ----------

                                                 Principal    Value
                  Security Description            Amount     (Note 2)
          Medical-HMO -- 0.5%
            MPH Acquisition Holdings LLC
             Company Guar. Notes
             7.13% due 06/01/2024*.............. $  785,000 $  810,512
            Polaris Intermediate Corp.
             Senior Notes
             8.50% due 12/01/2022*(5)...........    315,000    321,303
            WellCare Health Plans, Inc.
             Senior Notes
             5.25% due 04/01/2025...............    525,000    526,969
                                                            ----------
                                                             1,658,784
                                                            ----------
          Medical-Hospitals -- 1.8%
            CHS/Community Health Systems, Inc.
             Senior Sec. Notes
             6.25% due 03/31/2023...............    885,000    815,306
            CHS/Community Health Systems, Inc.
             Company Guar. Notes
             6.88% due 02/01/2022...............    485,000    280,694
            Envision Healthcare Corp.
             Company Guar. Notes
             6.25% due 12/01/2024*..............    310,000    320,075
            HCA, Inc.
             Company Guar. Notes
             5.38% due 02/01/2025...............  1,305,000  1,308,262
            SP Finco LLC
             Company Guar. Notes
             6.75% due 07/01/2025*..............    125,000    121,250
            Surgery Center Holdings, Inc.
             Company Guar. Notes
             8.88% due 04/15/2021*..............    420,000    437,850
            Tenet Healthcare Corp.
             Senior Notes
             8.13% due 04/01/2022...............    320,000    333,600
            THC Escrow Corp. III
             Sec. Notes
             5.13% due 05/01/2025*..............    335,000    322,019
            THC Escrow Corp. III
             Senior Notes
             7.00% due 08/01/2025*..............  1,875,000  1,844,531
                                                            ----------
                                                             5,783,587
                                                            ----------
          Medical-Nursing Homes -- 0.2%
            Kindred Healthcare, Inc.
             Company Guar. Notes
             8.00% due 01/15/2020...............    515,000    545,256
                                                            ----------
          Non-Hazardous Waste Disposal -- 0.4%
            Advanced Disposal Services, Inc.
             Company Guar. Notes
             5.63% due 11/15/2024*..............    590,000    595,900
            Wrangler Buyer Corp.
             Senior Notes
             6.00% due 10/01/2025*..............    623,000    612,098
                                                            ----------
                                                             1,207,998
                                                            ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                       Principal    Value
                 Security Description                   Amount     (Note 2)
   U.S. CORPORATE BONDS & NOTES (continued)
   Oil & Gas Drilling -- 0.2%
     Rowan Cos., Inc.
      Company Guar. Notes
      5.40% due 12/01/2042............................ $  780,000 $  546,000
                                                                  ----------
   Oil Companies-Exploration & Production -- 3.2%
     Alta Mesa Holdings LP/Alta Mesa Finance
      Services Corp.
      Company Guar. Notes
      7.88% due 12/15/2024............................    910,000    947,537
     Berry Petroleum Co. LLC
      Company Guar. Notes
      7.00% due 02/15/2026*...........................    230,000    231,794
     Callon Petroleum Co.
      Company Guar. Notes
      6.13% due 10/01/2024............................    626,000    640,273
     Carrizo Oil & Gas, Inc.
      Company Guar. Notes
      6.25% due 04/15/2023............................  1,010,000  1,010,000
     Chesapeake Energy Corp.
      Company Guar. Notes
      8.00% due 06/15/2027*...........................  1,595,000  1,523,225
     CrownRock LP/CrownRock Finance, Inc.
      Senior Notes
      5.63% due 10/15/2025*...........................  1,025,000  1,014,750
     Denbury Resources, Inc.
      Sec. Notes
      9.25% due 03/31/2022*...........................    283,000    288,306
     EP Energy LLC/Everest Acquisition Finance, Inc.
      Senior Sec. Notes
      8.00% due 11/29/2024*...........................    370,000    371,850
     EP Energy LLC/Everest Acquisition Finance, Inc.
      Sec. Bonds
      8.00% due 02/15/2025*...........................    240,000    160,200
     EP Energy LLC/Everest Acquisition Finance, Inc.
      Sec. Notes
      9.38% due 05/01/2024*...........................    429,000    305,126
     Oasis Petroleum, Inc.
      Company Guar. Notes
      6.88% due 01/15/2023............................    845,000    855,562
     Range Resources Corp.
      Company Guar. Notes
      4.88% due 05/15/2025............................    680,000    630,700
     Sanchez Energy Corp.
      Senior Sec. Notes
      7.25% due 02/15/2023*...........................    415,000    417,075
     SM Energy Co.
      Senior Notes
      5.63% due 06/01/2025............................    285,000    270,038
     SRC Energy, Inc.
      Senior Notes
      6.25% due 12/01/2025*...........................    455,000    456,138
     Tapstone Energy LLC/Tapstone Energy Finance
      Corp.
      Senior Notes
      9.75% due 06/01/2022*...........................    515,000    427,450
     Ultra Resources, Inc.
      Company Guar. Notes
      6.88% due 04/15/2022*...........................     44,000     38,280

                                                       Principal    Value
                 Security Description                   Amount     (Note 2)
  Oil Companies-Exploration & Production (continued)
    Ultra Resources, Inc.
     Company Guar. Notes
     7.13% due 04/15/2025*............................ $  196,000 $   161,700
    Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.
     Company Guar. Notes
     8.75% due 04/15/2023*............................    675,000     629,438
                                                                  -----------
                                                                   10,379,442
                                                                  -----------
  Oil Field Machinery & Equipment -- 0.1%
    Forum Energy Technologies, Inc.
     Company Guar. Notes
     6.25% due 10/01/2021.............................    340,000     336,600
                                                                  -----------
  Oil Refining & Marketing -- 0.2%
    Sunoco LP/Sunoco Finance Corp.
     Company Guar. Notes
     4.88% due 01/15/2023*............................    245,000     236,119
    Sunoco LP/Sunoco Finance Corp.
     Company Guar. Notes
     5.50% due 02/15/2026*............................    540,000     521,100
                                                                  -----------
                                                                      757,219
                                                                  -----------
  Oil-Field Services -- 0.6%
    Bristow Group, Inc.
     Senior Sec. Notes
     8.75% due 03/01/2023*............................    375,000     378,750
    SESI LLC
     Company Guar. Notes
     7.75% due 09/15/2024*............................    880,000     910,800
    USA Compression Partners LP/USA
     Compression Finance Corp.
     Senior Notes
     6.88% due 04/01/2026*............................    780,000     791,700
                                                                  -----------
                                                                    2,081,250
                                                                  -----------
  Paper & Related Products -- 0.1%
    Mercer International, Inc.
     Senior Notes
     5.50% due 01/15/2026*............................    355,000     352,338
                                                                  -----------
  Pipelines -- 1.3%
    American Midstream Partners LP/American
     Midstream Finance Corp.
     Company Guar. Notes
     8.50% due 12/15/2021*............................    615,000     619,613
    Blue Racer Midstream LLC/Blue Racer Finance
     Corp.
     Company Guar. Notes
     6.13% due 11/15/2022*............................    785,000     798,737
    Cheniere Corpus Christi Holdings LLC
     Senior Sec. Notes
     5.88% due 03/31/2025.............................  1,250,000   1,307,812
    Crestwood Midstream Partners LP/Crestwood
     Midstream Finance Corp.
     Company Guar. Notes
     5.75% due 04/01/2025.............................    370,000     366,763
    Crestwood Midstream Partners LP/Crestwood
     Midstream Finance Corp.
     Company Guar. Notes
     6.25% due 04/01/2023.............................    540,000     544,050

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    U.S. CORPORATE BONDS & NOTES (continued)
    Pipelines (continued)
      Energy Transfer Equity LP
       Senior Sec. Notes
       7.50% due 10/15/2020........................... $  511,000 $  550,283
                                                                  ----------
                                                                   4,187,258
                                                                  ----------
    Private Equity -- 0.6%
      Icahn Enterprises LP/Icahn Enterprises Finance
       Corp.
       Company Guar. Notes
       5.88% due 02/01/2022...........................  1,005,000  1,007,512
      Icahn Enterprises LP/Icahn Enterprises Finance
       Corp.
       Company Guar. Notes
       6.38% due 12/15/2025...........................    830,000    834,150
                                                                  ----------
                                                                   1,841,662
                                                                  ----------
    Publishing-Books -- 0.2%
      McGraw-Hill Global Education Holdings LLC/
       McGraw-Hill Global Education Finance
       Senior Notes
       7.88% due 05/15/2024*..........................    580,000    554,492
                                                                  ----------
    Publishing-Periodicals -- 0.3%
      Meredith Corp.
       Senior Notes
       6.88% due 02/01/2026*..........................    920,000    944,150
                                                                  ----------
    Radio -- 0.2%
      Sirius XM Radio, Inc.
       Company Guar. Notes
       5.38% due 07/15/2026*..........................    750,000    740,625
                                                                  ----------
    Real Estate Investment Trusts -- 1.4%
      Corrections Corp. of America
       Company Guar. Notes
       5.00% due 10/15/2022...........................    550,000    556,875
      ESH Hospitality, Inc.
       Company Guar. Notes
       5.25% due 05/01/2025*..........................    700,000    680,960
      iStar, Inc.
       Senior Notes
       5.25% due 09/15/2022...........................  1,185,000  1,146,487
      MGM Growth Properties Operating Partnership
       LP/MGP Finance Co-Issuer, Inc.
       Company Guar. Notes
       4.50% due 01/15/2028...........................    645,000    604,881
      MGM Growth Properties Operating Partnership
       LP/MGP Finance Co-Issuer, Inc.
       Company Guar. Notes
       5.63% due 05/01/2024...........................    250,000    257,500
      MPT Operating Partnership LP/MPT Finance
       Corp.
       Company Guar. Notes
       5.00% due 10/15/2027...........................    530,000    519,559
      MPT Operating Partnership LP/MPT Finance
       Corp.
       Company Guar. Notes
       6.38% due 03/01/2024...........................    280,000    294,006

                                                         Principal   Value
                  Security Description                    Amount    (Note 2)
  Real Estate Investment Trusts (continued)
    Uniti Group, Inc./CSL Capital LLC
     Company Guar. Notes
     7.13% due 12/15/2024*.............................. $535,000  $  484,175
                                                                   ----------
                                                                    4,544,443
                                                                   ----------
  Real Estate Operations & Development -- 0.2%
    Greystar Real Estate Partners LLC
     Senior Sec. Notes
     5.75% due 12/01/2025*..............................  540,000     538,650
                                                                   ----------
  Resort/Theme Parks -- 0.2%
    Boyne USA, Inc.
     Sec. Notes
     7.25% due 05/01/2025*..............................  545,000     559,306
                                                                   ----------
  Retail-Apparel/Shoe -- 0.2%
    L Brands, Inc.
     Company Guar. Notes
     6.88% due 11/01/2035...............................  574,000     556,780
                                                                   ----------
  Retail-Automobile -- 0.2%
    Sonic Automotive, Inc.
     Company Guar. Notes
     6.13% due 03/15/2027...............................  715,000     689,975
                                                                   ----------
  Retail-Building Products -- 0.1%
    Beacon Escrow Corp.
     Company Guar. Notes
     4.88% due 11/01/2025*..............................  470,000     447,675
                                                                   ----------
  Retail-Convenience Store -- 0.3%
    Cumberland Farms, Inc.
     Senior Notes
     6.75% due 05/01/2025*..............................  830,000     863,200
                                                                   ----------
  Retail-Drug Store -- 0.3%
    Rite Aid Corp.
     Company Guar. Notes
     6.13% due 04/01/2023*..............................  505,000     508,788
    Rite Aid Corp.
     Company Guar. Notes
     6.75% due 06/15/2021...............................  355,000     361,656
                                                                   ----------
                                                                      870,444
                                                                   ----------
  Retail-Major Department Stores -- 0.1%
    Neiman Marcus Group, Ltd. LLC
     Company Guar. Notes
     8.00% due 10/15/2021*..............................  600,000     379,500
                                                                   ----------
  Retail-Propane Distribution -- 0.5%
    Ferrellgas LP/Ferrellgas Finance Corp.
     Company Guar. Notes
     6.75% due 06/15/2023...............................  525,000     477,750
    Ferrellgas Partners LP/Ferrellgas Partners Finance
     Corp.
     Senior Notes
     8.63% due 06/15/2020...............................  570,000     522,975
    Suburban Propane Partners LP/Suburban Energy
     Finance Corp.
     Senior Notes
     5.50% due 06/01/2024...............................  500,000     481,250
                                                                   ----------
                                                                    1,481,975
                                                                   ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                   Principal   Value
                   Security Description             Amount    (Note 2)
         U.S. CORPORATE BONDS & NOTES (continued)
         Retail-Restaurants -- 0.3%
           Golden Nugget, Inc.
            Senior Notes
            6.75% due 10/15/2024*................. $900,000  $  904,491
                                                             ----------
         Rubber-Tires -- 0.1%
           Goodyear Tire & Rubber Co.
            Company Guar. Notes
            4.88% due 03/15/2027..................  495,000     476,175
                                                             ----------
         Rubber/Plastic Products -- 0.0%
           Venture Holdings Co. LLC
            Company Guar. Notes
            11.00% due 06/01/2007+(3)(4)(6)(7)....  550,000           0
                                                             ----------
         Schools -- 0.2%
           Laureate Education, Inc.
            Company Guar. Notes
            8.25% due 05/01/2025*.................  670,000     718,575
                                                             ----------
         Security Services -- 0.3%
           Altegrity, Inc.
            Senior Sec. Notes
            9.50% due 07/01/2019*.................  865,000     903,925
                                                             ----------
         Soap & Cleaning Preparation -- 0.2%
           Kronos Acquisition Holdings, Inc.
            Company Guar. Notes
            9.00% due 08/15/2023*.................  845,000     802,750
                                                             ----------
         Steel-Producers -- 0.4%
           AK Steel Corp.
            Senior Sec. Notes
            7.50% due 07/15/2023..................  445,000     469,475
           United States Steel Corp.
            Senior Notes
            6.25% due 03/15/2026..................  835,000     832,912
                                                             ----------
                                                              1,302,387
                                                             ----------
         Telecom Services -- 0.1%
           Qwest Corp.
            Senior Notes
            7.25% due 09/15/2025..................  370,000     399,201
                                                             ----------
         Telephone-Integrated -- 1.1%
           CenturyLink, Inc.
            Senior Notes
            7.50% due 04/01/2024..................  585,000     589,387
           Cincinnati Bell, Inc.
            Company Guar. Notes
            7.00% due 07/15/2024*.................  320,000     286,400
           Consolidated Communications, Inc.
            Company Guar. Notes
            6.50% due 10/01/2022..................  493,000     436,305
           Frontier Communications Corp.
            Senior Notes
            7.13% due 01/15/2023..................  300,000     202,407
           Frontier Communications Corp.
            Senior Notes
            8.50% due 04/15/2020..................  640,000     644,000

                                                    Principal     Value
                 Security Description                Amount      (Note 2)
    Telephone-Integrated (continued)
      Frontier Communications Corp.
       Sec. Notes
       8.50% due 04/01/2026*....................... $  300,000 $    290,250
      Level 3 Financing, Inc.
       Company Guar. Notes
       5.25% due 03/15/2026........................    520,000      490,100
      Level 3 Financing, Inc.
       Company Guar. Notes
       5.38% due 01/15/2024........................    165,000      160,773
      Windstream Services LLC/Windstream Finance
       Corp.
       Company Guar. Notes
       6.38% due 08/01/2023*.......................    560,000      319,200
                                                               ------------
                                                                  3,418,822
                                                               ------------
    Television -- 0.1%
      Sinclair Television Group, Inc.
       Company Guar. Notes
       5.13% due 02/15/2027*.......................    270,000      250,425
                                                               ------------
    Theaters -- 0.3%
      Live Nation Entertainment, Inc.
       Company Guar. Notes
       5.63% due 03/15/2026*.......................    990,000    1,002,375
                                                               ------------
    Wireless Equipment -- 0.2%
      ViaSat, Inc.
       Senior Notes
       5.63% due 09/15/2025*.......................    830,000      799,124
                                                               ------------
    Total U.S. Corporate Bonds & Notes
       (cost $117,944,457).........................             115,780,352
                                                               ------------
    FOREIGN CORPORATE BONDS & NOTES -- 8.6%
    Airlines -- 0.3%
      Latam Finance, Ltd.
       Company Guar. Notes
       6.88% due 04/11/2024*.......................    945,000      988,706
                                                               ------------
    Building & Construction Products-Misc. -- 0.2%
      James Hardie International Finance DAC
       Senior Notes
       4.75% due 01/15/2025*.......................    655,000      641,900
                                                               ------------
    Cable/Satellite TV -- 1.2%
      Altice Luxembourg SA
       Company Guar. Notes
       7.63% due 02/15/2025*.......................  1,390,000    1,188,450
      SFR Group SA
       Senior Sec. Notes
       7.38% due 05/01/2026*.......................  1,210,000    1,152,525
      Telenet Finance Luxembourg Notes SARL
       Senior Sec. Notes
       5.50% due 03/01/2028*.......................  1,200,000    1,147,500
      Virgin Media Finance PLC
       Company Guar. Notes
       6.00% due 10/15/2024*.......................    400,000      396,000
                                                               ------------
                                                                  3,884,475
                                                               ------------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
    FOREIGN CORPORATE BONDS & NOTES (continued)
    Casino Services -- 0.3%
      Gateway Casinos & Entertainment, Ltd.
       Sec. Notes
       8.25% due 03/01/2024*......................... $  940,000 $  999,337
                                                                 ----------
    Chemicals-Diversified -- 0.4%
      NOVA Chemicals Corp.
       Senior Notes
       4.88% due 06/01/2024*.........................    455,000    435,663
      NOVA Chemicals Corp.
       Senior Notes
       5.00% due 05/01/2025*.........................    745,000    714,976
                                                                 ----------
                                                                  1,150,639
                                                                 ----------
    Chemicals-Specialty -- 0.3%
      Alpha 3 BV/Alpha US Bidco, Inc.
       Company Guar. Notes
       6.25% due 02/01/2025*.........................    950,000    961,875
                                                                 ----------
    Containers-Metal/Glass -- 0.6%
      ARD Securities Finance SARL
       Senior Sec. Notes
       8.75% due 01/31/2023*(8)......................    555,000    581,362
      Ardagh Packaging Finance PLC/Ardagh Holdings
       USA, Inc.
       Company Guar. Notes
       6.00% due 02/15/2025*.........................  1,320,000  1,326,600
                                                                 ----------
                                                                  1,907,962
                                                                 ----------
    Cruise Lines -- 0.3%
      Viking Cruises, Ltd.
       Company Guar. Notes
       5.88% due 09/15/2027*.........................  1,000,000    947,500
                                                                 ----------
    Diversified Manufacturing Operations -- 0.5%
      Bombardier, Inc.
       Senior Notes
       6.13% due 01/15/2023*.........................    915,000    912,703
      Bombardier, Inc.
       Senior Notes
       7.50% due 12/01/2024*.........................    600,000    621,000
                                                                 ----------
                                                                  1,533,703
                                                                 ----------
    Diversified Minerals -- 0.3%
      FMG Resources August 2006 Pty, Ltd.
       Company Guar. Notes
       5.13% due 03/15/2023*.........................    840,000    834,246
      Teck Resources, Ltd.
       Company Guar. Notes
       8.50% due 06/01/2024*.........................    185,000    205,572
                                                                 ----------
                                                                  1,039,818
                                                                 ----------
    Food-Meat Products -- 0.2%
      MARB BondCo PLC
       Company Guar. Notes
       7.00% due 03/15/2024*.........................    740,000    695,600
                                                                 ----------
    Machinery-Pumps -- 0.2%
      Titan Acquisition, Ltd./Titan Co-Borrower LLC
       Senior Notes
       7.75% due 04/15/2026*.........................    535,000    533,328
                                                                 ----------

                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    Medical Products -- 0.1%
      Mallinckrodt International Finance SA/
       Mallinckrodt CB LLC
       Company Guar. Notes
       5.63% due 10/15/2023*.......................... $  415,000 $  332,000
                                                                  ----------
    Medical-Biomedical/Gene -- 0.1%
      Concordia International Corp.
       Senior Sec. Notes
       9.00% due 04/01/2022*..........................    220,000    199,100
                                                                  ----------
    Medical-Drugs -- 1.2%
      Teva Pharmaceutical Finance Netherlands III BV
       Company Guar. Notes
       3.15% due 10/01/2026...........................    385,000    309,064
      Teva Pharmaceutical Finance Netherlands III BV
       Company Guar. Notes
       6.75% due 03/01/2028*..........................    330,000    326,082
      Valeant Pharmaceuticals International, Inc.
       Senior Sec. Notes
       5.50% due 11/01/2025*..........................  1,010,000    983,235
      Valeant Pharmaceuticals International, Inc.
       Company Guar. Notes
       5.88% due 05/15/2023*..........................  1,150,000  1,014,863
      Valeant Pharmaceuticals International, Inc.
       Company Guar. Notes
       6.13% due 04/15/2025*..........................    730,000    629,990
      Valeant Pharmaceuticals International, Inc.
       Senior Sec. Notes
       7.00% due 03/15/2024*..........................    165,000    172,013
      Valeant Pharmaceuticals International, Inc.
       Company Guar. Notes
       9.00% due 12/15/2025*..........................    295,000    293,156
                                                                  ----------
                                                                   3,728,403
                                                                  ----------
    Metal-Diversified -- 0.1%
      Vedanta Resources PLC
       Senior Notes
       6.38% due 07/30/2022*..........................    405,000    410,063
                                                                  ----------
    Oil & Gas Drilling -- 0.3%
      Transocean, Inc.
       Company Guar. Notes
       6.80% due 03/15/2038...........................    465,000    362,700
      Transocean, Inc.
       Company Guar. Notes
       7.50% due 01/15/2026*..........................    300,000    295,500
      Transocean, Inc.
       Company Guar. Notes
       9.00% due 07/15/2023*..........................    270,000    287,213
                                                                  ----------
                                                                     945,413
                                                                  ----------
    Oil Companies-Exploration & Production -- 0.5%
      Geopark, Ltd.
       Senior Sec. Notes
       6.50% due 09/21/2024*..........................    735,000    737,756
      Seven Generations Energy, Ltd.
       Company Guar. Notes
       5.38% due 09/30/2025*..........................    805,000    768,775
                                                                  ----------
                                                                   1,506,531
                                                                  ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                   Principal    Value
                 Security Description               Amount     (Note 2)
       FOREIGN CORPORATE BONDS & NOTES (continued)
       Oil Companies-Integrated -- 0.4%
         Petrobras Global Finance BV
          Company Guar. Notes
          5.30% due 01/27/2025*................... $  706,000 $  697,175
         Petrobras Global Finance BV
          Company Guar. Notes
          6.00% due 01/27/2028*...................    160,000    158,400
         YPF SA
          Senior Notes
          6.95% due 07/21/2027*...................    445,000    446,824
                                                              ----------
                                                               1,302,399
                                                              ----------
       Oil-Field Services -- 0.1%
         Weatherford International, Ltd.
          Company Guar. Notes
          8.25% due 06/15/2023....................    435,000    379,307
         Weatherford International, Ltd.
          Company Guar. Notes
          9.88% due 02/15/2024....................    125,000    114,062
                                                              ----------
                                                                 493,369
                                                              ----------
       Paper & Related Products -- 0.1%
         Cascades, Inc.
          Company Guar. Notes
          5.50% due 07/15/2022*...................    150,000    150,938
         Cascades, Inc.
          Company Guar. Notes
          5.75% due 07/15/2023*...................    240,000    243,600
                                                              ----------
                                                                 394,538
                                                              ----------
       Security Services -- 0.2%
         Garda World Security Corp.
          Senior Notes
          8.75% due 05/15/2025*...................    595,000    623,263
                                                              ----------
       Special Purpose Entity -- 0.0%
         Hellas Telecommunications
          Luxembourg II SCA
          Sub. Notes
          6.26% due 01/15/2015+*(3)(4)(6)(7)......  1,025,000          0
                                                              ----------
       Steel-Producers -- 0.1%
         BlueScope Steel Finance, Ltd./BlueScope
          Steel Finance USA LLC
          Company Guar. Notes
          6.50% due 05/15/2021*...................    440,000    456,267
                                                              ----------
       Telecom Services -- 0.2%
         Digicel, Ltd.
          Company Guar. Notes
          6.75% due 03/01/2023*...................    550,000    495,622
                                                              ----------
       Transport-Marine -- 0.2%
         Topaz Marine SA
          Company Guar. Notes
          9.13% due 07/26/2022*...................    740,000    767,380
                                                              ----------

                                                  Principal    Value
                 Security Description              Amount     (Note 2)
        Transport-Services -- 0.2%
          JSL Europe SA
           Company Guar. Notes
           7.75% due 07/26/2024*................. $  755,000 $   767,269
                                                             -----------
        Total Foreign Corporate Bonds & Notes
           (cost $29,464,065)....................             27,706,460
                                                             -----------
        LOANS(9)(10)(11) -- 52.0%
        Advertising Services -- 0.5%
          Advantage Sales & Marketing, Inc. FRS
           1st Lien
           5.02% (3 ML+3.25%)
           due 07/23/2021........................    361,256     353,128
          Advantage Sales & Marketing, Inc. FRS
           BTL-B2
           5.02% (3 ML+3.25%)
           due 07/25/2021........................    680,262     664,956
          Advantage Sales & Marketing, Inc. FRS
           2nd Lien
           8.27% (3 ML+6.50%)
           due 07/25/2022........................    758,000     720,100
                                                             -----------
                                                               1,738,184
                                                             -----------
        Aerospace/Defense-Equipment -- 0.7%
          Accudyne Industries Borrower SCA FRS
           BTL-B
           5.13% (1 ML+3.25%)
           due 08/18/2024........................  1,174,100   1,179,604
          TransDigm, Inc. FRS
           BTL-G
           4.38% (1 ML+2.50%)
           due 08/22/2024........................    141,515     141,928
          TransDigm, Inc. FRS
           BTL-F
           4.63% (1 ML+2.75%)
           due 06/09/2023........................    307,151     308,255
          TransDigm, Inc. FRS
           BTL-G
           4.80% (3 ML+2.50%)
           due 08/22/2024........................    488,730     490,156
          TransDigm, Inc. FRS
           BTL-F
           5.05% (3 ML+2.75%)
           due 06/09/2023........................    160,851     161,429
                                                             -----------
                                                               2,281,372
                                                             -----------
        Appliances -- 0.3%
          Global Appliance, Inc. FRS
           BTL-B
           5.88% (1 ML+4.00%)
           due 09/29/2024........................  1,039,775   1,054,722
                                                             -----------
        Applications Software -- 1.0%
          Impala Private Holdings II LLC FRS
           1st Lien
           5.88% (1 ML+4.00%)
           due 11/11/2024........................  1,032,413   1,034,563

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)


                                                     Principal    Value
                  Security Description                Amount     (Note 2)
      LOANS(9)(10)(11) (continued)
      Applications Software (continued)
        SS&C Technologies Holdings Europe SARL FRS
         BTL
         coupon TBD
         due 04/16/2025............................. $  554,793 $  557,394
        SS&C Technologies, Inc. FRS
         BTL-B3
         coupon TBD
         due 04/16/2025.............................  1,555,207  1,562,498
                                                                ----------
                                                                 3,154,455
                                                                ----------
      Auto-Heavy Duty Trucks -- 0.5%
        Deck Chassis Acquisition, Inc. FRS
         2nd Lien
         7.88% (1 ML+6.00%)
         due 06/15/2023.............................    225,000    228,375
        Navistar, Inc. FRS
         BTL-B
         5.21% (1 ML+3.50%)
         due 11/06/2024.............................  1,465,000  1,474,156
                                                                ----------
                                                                 1,702,531
                                                                ----------
      Auto/Truck Parts & Equipment-Original -- 1.4%
        Accuride Corp. FRS
         BTL
         7.55% (3 ML+5.25%)
         due 11/17/2023.............................  1,181,548  1,193,363
        Dexko Global, Inc. FRS
         BTL-B
         5.80% (3 ML+3.50%)
         due 07/24/2024.............................  1,406,475  1,415,265
        Federal-Mogul Holdings Corp. FRS
         BTL-C
         5.53%-5.63% (1 ML+3.75%)
         due 04/15/2021.............................  2,071,675  2,083,329
                                                                ----------
                                                                 4,691,957
                                                                ----------
      Bicycle Manufacturing -- 0.4%
        SRAM LLC FRS
         BTL-B
         4.97%-5.21% (2 ML+3.25%)
         due 03/15/2024.............................  1,277,757  1,277,757
        SRAM LLC FRS
         BTL-B
         7.00% (USFRBPLR+2.25%)
         due 03/15/2024.............................      4,169      4,169
                                                                ----------
                                                                 1,281,926
                                                                ----------
      Broadcast Services/Program -- 1.2%
        iHeartCommunications, Inc.
         BTL-D-EXT
         6.75% due 01/30/2019+(2)(3)................  1,555,000  1,236,467
        Nexstar Broadcasting, Inc. FRS
         BTL-B2
         4.16% (1 ML+2.50%)
         due 01/17/2024.............................    510,419    511,823

                                                     Principal    Value
                  Security Description                Amount     (Note 2)
     Broadcast Services/Program (continued)
       Univision Communications, Inc. FRS
        BTL
        4.63% (1 ML+2.75%)
        due 03/15/2024.............................. $2,220,748 $2,185,007
                                                                ----------
                                                                 3,933,297
                                                                ----------
     Building & Construction Products-Misc. -- 0.8%
       CPG International, Inc. FRS
        BTL
        5.59% (3 ML+3.75%)
        due 05/03/2024..............................  1,485,975  1,498,977
       Summit Materials LLC FRS
        BTL-B
        4.13% (1 ML+2.25%)
        due 11/21/2024..............................    997,500  1,003,735
                                                                ----------
                                                                 2,502,712
                                                                ----------
     Building Products-Cement -- 0.4%
       Quikrete Holdings, Inc. FRS
        BTL-B
        4.63% (1 ML+2.75%)
        due 11/15/2023..............................  1,326,136  1,331,523
                                                                ----------
     Building-Heavy Construction -- 0.5%
       Brand Energy & Infrastructure
        Services, Inc. FRS
        1st Lien
        5.99%-6.55% (3 ML+4.25%)
        due 06/21/2024..............................  1,483,788  1,494,710
                                                                ----------
     Building-Residential/Commercial -- 0.0%
       TOUSA, Inc.
        Escrow Loans
        12.25% due 08/15/2011+(4)(6)................  2,037,810          0
                                                                ----------
     Cable/Satellite TV -- 0.7%
       Radiate Holdco LLC FRS
        BTL
        4.88% (1 ML+3.00%)
        due 02/01/2024..............................    922,114    916,466
       UPC Financing Partnership FRS
        BTL
        4.28% (1 ML+2.50%)
        due 01/15/2026..............................  1,285,000  1,288,671
                                                                ----------
                                                                 2,205,137
                                                                ----------
     Casino Hotels -- 1.2%
       Caesars Resort Collection LLC FRS
        BTL-B
        4.63% (1 ML+2.75%)
        due 12/22/2024..............................  2,039,888  2,053,365
       CityCenter Holdings LLC FRS
        BTL-B
        4.38% (1 ML+2.50%)
        due 04/18/2024..............................  1,305,138  1,310,439
       Golden Nugget, Inc. FRS
        BTL
        4.90% (3 ML+3.25%)
        due 10/04/2023..............................    270,880    273,039

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                    Principal    Value
                 Security Description                Amount     (Note 2)
      LOANS(9)(10)(11) (continued)
      Casino Hotels (continued)
        Golden Nugget, Inc. FRS
         BTL
         5.04% (2 ML+3.25%)
         due 10/04/2023............................ $  354,356 $  357,179
                                                               ----------
                                                                3,994,022
                                                               ----------
      Casino Services -- 0.4%
        CBAC Borrower LLC FRS
         BTL-B
         5.88% (1 ML+4.00%)
         due 07/07/2024............................    706,450    710,424
        Gateway Casinos & Entertainment, Ltd. FRS
         BTL-B
         4.75% (3 ML+3.00%)
         due 12/01/2023............................    550,000    553,437
                                                               ----------
                                                                1,263,861
                                                               ----------
      Chemicals-Diversified -- 0.2%
        New Arclin US Holding Corp. FRS
         BTL
         5.80% (3 ML+3.50%)
         due 02/14/2024............................    492,850    497,162
                                                               ----------
      Chemicals-Specialty -- 1.9%
        Alpha 3 BV/Alpha US Bidco, Inc. FRS
         BTL-B1
         5.30% (3 ML+3.00%)
         due 01/31/2024............................    466,475    469,974
        Encapsys LLC FRS
         BTL-B
         5.13% (1 ML+3.25%)
         due 11/07/2024............................    600,000    604,500
        Graftech International, Ltd. FRS
         BTL-B
         5.24% (1 ML+3.50%)
         due 02/12/2025............................    705,000    704,119
        KMG Chemicals, Inc. FRS
         BTL-B
         4.63% (1 ML+2.75%)
         due 06/15/2024............................    205,855    207,398
        Kraton Polymers LLC FRS
         BTL
         4.38% (1 ML+2.50%)
         due 03/05/2025............................    211,268    212,522
        MacDermid, Inc. FRS
         BTL-B7
         4.38% (1 ML+2.50%)
         due 06/07/2020............................    646,708    649,295
        OMNOVA Solutions, Inc. FRS
         2nd Lien
         5.13% (1 ML+3.25%)
         due 08/25/2023............................  1,373,987  1,382,574
        PQ Corp. FRS
         BTL-B1
         4.29% (3 ML+2.50%)
         due 02/08/2025............................    383,488    384,516

                                                Principal    Value
                  Security Description           Amount     (Note 2)
           Chemicals-Specialty (continued)
             Tronox Blocked Brower LLC FRS
              Blocked Dollar
              5.30% (3 ML+3.00%)
              due 09/22/2024................... $  110,073 $  110,967
             Tronox Finance LLC FRS
              Initial Dollar
              5.30% (3 ML+3.00%)
              due 09/22/2024...................    254,015    256,078
             Venator Materials Corp. FRS
              BTL-B
              4.88% (1 ML+3.00%)
              due 08/08/2024...................  1,004,950  1,009,347
                                                           ----------
                                                            5,991,290
                                                           ----------
           Coal -- 0.6%
             Blackhawk Mining LLC FRS
              BTL
              11.78% (3 ML+10.00%)
              due 02/17/2022...................    817,126    717,028
             Contura Energy, Inc. FRS
              BTL-B
              6.88% (1 ML+5.00%)
              due 03/18/2024...................  1,104,925  1,103,544
                                                           ----------
                                                            1,820,572
                                                           ----------
           Commercial Services -- 1.7%
             Brickman Group, Ltd. FRS
              BTL-B
              4.81%-4.88% (1 ML+3.00%)
              due 12/18/2020...................  1,339,578  1,346,904
             Brickman Group, Ltd. FRS
              2nd Lien
              8.31% (1 ML+6.50%)
              due 12/17/2021...................    363,234    365,050
             CPI Acquisition, Inc. FRS
              BTL-B
              6.36% (3 ML+4.50%)
              due 08/17/2022...................  2,470,685  1,675,947
             PAE Holding Corp. FRS
              BTL-B
              7.49% (2 ML+5.50%)
              due 10/20/2022...................    534,446    537,119
             ServiceMaster Co. LLC FRS
              BTL-B
              4.38% (1 ML+2.50%)
              due 11/08/2023...................  1,411,319  1,415,140
                                                           ----------
                                                            5,340,160
                                                           ----------
           Commercial Services-Finance -- 0.7%
             Element Materials Tech Group FRS
              BTL-B
              5.80% (3 ML+3.50%)
              due 06/28/2024...................    753,113    756,878
             NAB Holdings LLC FRS
              BTL
              5.30% (3 ML+3.00%)
              due 07/01/2024...................  1,393,000  1,399,965
                                                           ----------
                                                            2,156,843
                                                           ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                    Principal    Value
                 Security Description                Amount     (Note 2)
      LOANS(9)(10)(11) (continued)
      Computer Services -- 0.5%
        Presidio LLC FRS
         BTL-B1
         4.45% (3 ML+2.75%)
         due 02/02/2024............................ $  618,660 $  619,875
        Presidio LLC FRS
         BTL-B1
         4.63% (1 ML+2.75%)
         due 02/02/2024............................     13,715     13,742
        Tempo Acquisition LLC FRS
         BTL-B
         4.88% (1 ML+3.00%)
         due 05/01/2024............................    977,613    981,584
                                                               ----------
                                                                1,615,201
                                                               ----------
      Computer Software -- 0.4%
        Rackspace Hosting, Inc. FRS
         BTL-B
         4.79% (3 ML+3.00%)
         due 11/03/2023............................  1,243,244  1,238,388
                                                               ----------
      Computers-Integrated Systems -- 0.4%
        Everi Payments, Inc. FRS
         BTL-B
         5.49% (2 ML+3.50%)
         due 05/09/2024............................  1,146,338  1,153,024
                                                               ----------
      Containers-Metal/Glass -- 1.1%
        Anchor Glass Container Corp. FRS
         1st Lien
         4.49%-4.63% (1 ML+2.75%)
         due 12/07/2023............................    584,622    567,084
        Anchor Glass Container Corp. FRS
         2nd Lien
         9.49% (1 ML+7.75%)
         due 12/07/2024............................    796,000    772,120
        Berlin Packaging LLC FRS
         BTL-B
         4.92%-5.13% (1 ML+3.25%)
         due 10/01/2021............................    858,314    861,104
        BWAY Corp. FRS
         BTL-B
         4.96% (3 ML+3.25%)
         due 04/03/2024............................  1,260,475  1,265,727
                                                               ----------
                                                                3,466,035
                                                               ----------
      Containers-Paper/Plastic -- 1.0%
        Kloeckner Pentaplast of America, Inc. FRS
         BTL-B
         6.13% (1 ML+4.25%)
         due 06/30/2022............................  1,960,150  1,885,827
        Reynolds Group Holdings, Inc. FRS
         BTL-B
         4.63% (1 ML+2.75%)
         due 02/05/2023............................  1,112,110  1,117,418
        Tekni Plex, Inc. FRS
         BTL-B
         5.13% (1 ML+3.25%)
         due 10/17/2024............................    349,125    349,779
                                                               ----------
                                                                3,353,024
                                                               ----------

                                                   Principal    Value
                  Security Description              Amount     (Note 2)
        Cosmetics & Toiletries -- 0.7%
          Parfums Holding Co., Inc. FRS
           BTL
           7.05% (3 ML+4.75%)
           due 06/30/2024......................... $1,126,599 $1,139,625
          Revlon Consumer Products Corp. FRS
           BTL-B
           5.38% (1 ML+3.50%)
           due 09/07/2023.........................  1,301,947  1,028,176
                                                              ----------
                                                               2,167,801
                                                              ----------
        Data Processing/Management -- 0.6%
          First Data Corp. FRS
           1st Lien
           4.12% (1 ML+2.25%)
           due 04/26/2024.........................  2,037,298  2,040,268
                                                              ----------
        Diagnostic Equipment -- 0.7%
          Immucor, Inc. FRS
           BTL-B3
           7.30% (3 ML+5.00%)
           due 06/15/2021.........................    109,175    111,631
          Ortho-Clinical Diagnostics, Inc. FRS
           BTL-B
           5.63% (1 ML+3.75%)
           due 06/30/2021.........................  2,025,282  2,040,472
                                                              ----------
                                                               2,152,103
                                                              ----------
        Dialysis Centers -- 0.4%
          U.S. Renal Care, Inc. FRS
           BTL
           6.55% (3 ML+4.25%)
           due 12/31/2022.........................  1,332,817  1,338,231
                                                              ----------
        Direct Marketing -- 0.3%
          Red Ventures LLC FRS
           BTL-B
           5.88% (1 ML+4.00%)
           due 11/08/2024.........................  1,109,425  1,118,855
                                                              ----------
        Disposable Medical Products -- 0.2%
          Sterigenics-Nordion Holdings LLC FRS
           BTL-B
           4.88% (1 ML+3.00%)
           due 05/15/2022.........................    662,894    664,275
                                                              ----------
        Distribution/Wholesale -- 1.0%
          American Builders & Contractors Supply
           Co., Inc. FRS
           BTL-B1
           4.38% (1 ML+2.50%)
           due 10/31/2023.........................  1,123,730  1,125,134
          Spin Holdco, Inc. FRS
           BTL
           5.08% (3 ML+3.25%)
           due 11/14/2022.........................  1,163,987  1,170,049
          Univar USA, Inc. FRS
           BTL-B3
           4.38% (1 ML+2.50%)
           due 07/01/2024.........................    887,930    893,341

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                Principal    Value
                  Security Description           Amount     (Note 2)
           LOANS(9)(10)(11) (continued)
           Distribution/Wholesale (continued)
             Wastequip LLC FRS
              1st Lien
              5.32% (1 ML+3.50%)
              due 03/13/2025................... $   80,000 $   80,200
                                                           ----------
                                                            3,268,724
                                                           ----------
           E-Commerce/Services -- 0.2%
             Hoya Midco LLC FRS
              BTL-B
              5.38% (1 ML+3.50%)
              due 06/30/2024...................    516,100    516,423
                                                           ----------
           Educational Software -- 0.4%
             Blackboard, Inc. FRS
              BTL-B4
              6.73% (3 ML+5.00%)
              due 06/30/2021...................  1,553,483  1,447,975
                                                           ----------
           Electric-Generation -- 0.6%
             APLP Holdings LP FRS
              BTL
              5.38% (1 WL+3.50%)
              due 04/13/2023...................  1,034,571  1,043,107
             TEX Operations Co. LLC FRS
              BTL-B
              4.38% (1 ML+2.50%)
              due 08/04/2023...................    773,878    778,908
             TEX Operations Co. LLC FRS
              BTL-C
              4.38% (1 ML+2.50%)
              due 08/04/2023...................    137,755    138,650
                                                           ----------
                                                            1,960,665
                                                           ----------
           Electric-Integrated -- 0.4%
             Talen Energy Supply LLC FRS
              BTL-B1
              5.88% (1 ML+4.00%)
              due 07/15/2023...................    613,253    602,265
             Talen Energy Supply LLC FRS
              BTL-B2
              5.88% (1 ML+4.00%)
              due 04/15/2024...................    741,000    726,551
                                                           ----------
                                                            1,328,816
                                                           ----------
           Enterprise Software/Service -- 1.7%
             Applied Systems, Inc. FRS
              BTL-B
              5.55% (3 ML+3.25%)
              due 09/19/2024...................    179,100    180,415
             Applied Systems, Inc. FRS
              2nd Lien
              9.30% (3 ML+7.00%)
              due 09/19/2025...................    205,000    211,534
             BMC Software Finance, Inc. FRS
              BTL-B2
              5.13% (1 ML+3.25%)
              due 09/10/2022...................  1,475,511  1,480,876

                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
    Enterprise Software/Service (continued)
      Kronos, Inc. FRS
       1st Lien
       4.88% (3 ML+3.00%)
       due 11/01/2023................................ $2,205,762 $2,215,964
      Kronos, Inc. FRS
       2nd Lien
       10.02% (3 ML+8.25%)
       due 11/01/2024................................    440,000    455,767
      Veritas US, Inc. FRS
       BTL-B
       6.80% (3 ML+4.50%)
       due 01/27/2023................................    996,288    991,929
                                                                 ----------
                                                                  5,536,485
                                                                 ----------
    Environmental Consulting & Engineering -- 0.3%
      Robertshaw US Holding Corp. FRS
       1st Lien
       5.44% (1 ML+3.50%)
       due 02/28/2025................................    860,000    866,450
                                                                 ----------
    Extended Service Contracts -- 0.7%
      Sedgwick Claims Management Services, Inc. FRS
       1st Lien
       4.63% (1 ML+2.75%)
       due 03/01/2021................................  1,251,355  1,250,103
      Sedgwick Claims Management Services, Inc. FRS
       2nd Lien
       7.63% (1 ML+5.75%)
       due 02/28/2022................................    970,000    972,425
                                                                 ----------
                                                                  2,222,528
                                                                 ----------
    Finance-Auto Loans -- 0.4%
      Capital Automotive LP FRS
       BTL-B
       4.38% (1 ML+2.50%)
       due 03/24/2024................................    308,283    309,825
      Capital Automotive LP FRS
       2nd Lien
       7.88% (1 ML+6.00%)
       due 03/24/2025................................    900,549    905,052
                                                                 ----------
                                                                  1,214,877
                                                                 ----------
    Finance-Mortgage Loan/Banker -- 0.7%
      Walter Investment Management Corp. FRS
       BTL-B
       7.88% (1 ML+6.00%)
       due 06/30/2022................................  2,452,945  2,379,356
                                                                 ----------
    Financial Guarantee Insurance -- 0.2%
      VF Holdings Corp. FRS
       BTL-B1
       5.13% (1 ML+3.25%)
       due 06/30/2023................................    592,307    596,667
                                                                 ----------
    Food-Baking -- 0.3%
      Hostess Brands LLC FRS
       BTL-B
       4.13% (1 ML+2.25%)
       due 08/03/2022................................  1,047,321  1,051,031
                                                                 ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                 Principal    Value
                 Security Description             Amount     (Note 2)
         LOANS(9)(10)(11) (continued)
         Food-Dairy Products -- 0.5%
           Chobani LLC FRS
            BTL-B
            5.38% (1 ML+3.50%)
            due 10/10/2023...................... $  726,604 $  730,237
           Milk Specialties Co. FRS
            BTL
            6.30% (3 ML+4.00%)
            due 08/16/2023......................    991,895    995,614
                                                            ----------
                                                             1,725,851
                                                            ----------
         Food-Flour & Grain -- 0.0%
           C.H. Guenther & Son, Inc. FRS
            BTL-B
            coupon TBD
            due 03/31/2025......................    120,000    120,525
                                                            ----------
         Food-Meat Products -- 0.5%
           Informatica LLC FRS
            BTL-B
            4.68% (3 ML+2.50%)
            due 10/30/2022......................  1,570,564  1,564,282
                                                            ----------
         Food-Misc./Diversified -- 0.3%
           Dole Food Co., Inc. FRS
            BTL-B
            4.61% (1 ML+2.75%)
            due 04/06/2024......................     23,074     23,095
           Dole Food Co., Inc. FRS
            BTL-B
            4.69%-4.88% (1 ML+3.00%)
            due 04/06/2024......................    648,947    649,557
           Dole Food Co., Inc. FRS
            BTL-B
            6.75% (USFRBPLR+2.00%)
            due 04/06/2024......................        135        135
           Sigma Bidco BV FRS
            BTL-B
            coupon TBD
            due 02/23/2025......................    385,000    385,642
                                                            ----------
                                                             1,058,429
                                                            ----------
         Food-Retail -- 0.5%
           Albertson's LLC FRS
            BTL-B4
            4.63% (1 ML+2.75%)
            due 08/25/2021......................  1,041,853  1,029,988
           Albertson's LLC FRS
            BTL-B5
            5.29% (3 ML+3.00%)
            due 12/21/2022......................    462,000    457,380
                                                            ----------
                                                             1,487,368
                                                            ----------
         Gambling (Non-Hotel) -- 0.5%
           Greektown Holdings LLC FRS
            BTL
            4.88% (1 ML+3.00%)
            due 03/21/2024......................    515,198    515,519
           Mohegan Tribal Gaming Authority FRS
            BTL-B
            5.88% (1 ML+4.00%)
            due 10/13/2023......................    817,886    817,068

                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       Gambling (Non-Hotel) (continued)
         Scientific Games International, Inc. FRS
          BTL-B4
          4.63% (1 ML+2.75%)
          due 08/14/2024........................... $    2,875 $    2,884
         Scientific Games International, Inc. FRS
          BTL-B4
          4.74% (2 ML+2.75%)
          due 08/14/2024...........................     12,125     12,163
         Wyndham Hotels & Resorts, Inc. FRS
          BTL-B
          coupon TBD
          due 03/28/2025...........................    130,000    130,000
                                                               ----------
                                                                1,477,634
                                                               ----------
       Health Care Cost Containment -- 0.1%
         Concentra, Inc. FRS
          BTL-B
          4.53% (3 ML+2.75%)
          due 06/01/2022...........................    200,000    200,250
                                                               ----------
       Hotels/Motels -- 0.5%
         Playa Resorts Holding BV FRS
          BTL-B
          5.00% (3 ML+3.25%)
          due 04/29/2024...........................  1,643,500  1,652,950
                                                               ----------
       Housewares -- 0.3%
         Libbey Glass, Inc. FRS
          BTL-B
          4.72% (1 ML+3.00%)
          due 04/09/2021...........................    871,720    859,734
                                                               ----------
       Human Resources -- 0.2%
         Team Health, Inc. FRS
          1st Lien
          4.63% (1 ML+2.75%)
          due 02/06/2024...........................    579,348    553,278
                                                               ----------
       Insurance-Multi-line -- 0.0%
         Genworth Financial, Inc. FRS
          BTL
          6.20% (1 ML+4.50%)
          due 02/22/2023...........................    155,000    157,422
                                                               ----------
       Internet Gambling -- 0.2%
         GVC Holdings PLC FRS
          BTL-B2
          coupon TBD
          due 03/15/2024...........................    755,000    755,000
                                                               ----------
       Investment Companies -- 0.8%
         TKC Holdings, Inc. FRS
          BTL
          6.03% (3 ML+4.25%)
          due 02/01/2023...........................  1,678,448  1,693,658
         UFC Holdings LLC FRS
          BTL-B
          5.13% (1 ML+3.25%)
          due 08/18/2023...........................    823,776    827,638
                                                               ----------
                                                                2,521,296
                                                               ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                    Principal    Value
                 Security Description                Amount     (Note 2)
      LOANS(9)(10)(11) (continued)
      Investment Management/Advisor Services -- 0.6%
        AlixPartners LLP FRS
         BTL-B
         5.05% (3 ML+2.75%)
         due 04/04/2024............................ $1,574,100 $1,580,003
        Focus Financial Partners LLC FRS
         BTL-B1
         5.05% (3 ML+2.75%)
         due 07/03/2024............................    234,275    235,007
                                                               ----------
                                                                1,815,010
                                                               ----------
      Leisure Products -- 0.1%
        Hayward Industries, Inc. FRS
         BTL-B
         5.38% (1 ML+3.50%)
         due 08/05/2024............................    378,100    379,282
                                                               ----------
      Machinery-Construction & Mining -- 0.2%
        International Equipment Solutions LLC FRS
         BTL-B
         7.80% (3 ML+5.50%)
         due 08/15/2022............................    600,943    605,450
                                                               ----------
      Machinery-General Industrial -- 1.1%
        Gardner Denver, Inc. FRS
         BTL-B1
         5.05% (3 ML+2.75%)
         due 07/30/2024............................  1,965,916  1,974,926
        Pro Mach Group, Inc. FRS
         BTL-B
         5.03% (3 ML+3.00%)
         due 03/07/2025............................    180,000    180,161
        Zodiac Pool Solutions LLC FRS
         BTL-B
         coupon TBD
         due 03/31/2025............................    320,000    320,520
        Zodiac Pool Solutions LLC FRS
         BTL
         6.30% (3 ML+4.00%)
         due 12/20/2023............................  1,012,213  1,012,846
                                                               ----------
                                                                3,488,453
                                                               ----------
      Machinery-Pumps -- 0.6%
        NN, Inc. FRS
         BTL
         5.13% (1 ML+3.25%)
         due 04/02/2021............................    542,400    541,044
        NN, Inc. FRS
         BTL-B
         5.63% (1 ML+3.75%)
         due 10/19/2022............................    712,005    715,565
        Titan Acquisition, Ltd. FRS
         BTL-B
         coupon TBD
         due 03/28/2025............................    780,000    778,293
                                                               ----------
                                                                2,034,902
                                                               ----------

                                                       Principal    Value
                 Security Description                   Amount     (Note 2)
   Medical Instruments -- 0.2%
     CryoLife, Inc. FRS
      BTL-B
      6.30% (3 ML+4.00%)
      due 11/14/2024.................................. $  488,775 $  493,663
                                                                  ----------
   Medical Labs & Testing Services -- 0.2%
     Explorer Holdings, Inc. FRS
      BTL
      5.52% (3 ML+3.75%)
      due 05/02/2023..................................    262,992    265,294
     Jaguar Holding Co. II FRS
      BTL
      4.38% (1 ML+2.50%)
      due 08/18/2022..................................    251,619    252,217
     Jaguar Holding Co. II FRS
      BTL
      4.80% (3 ML+2.50%)
      due 08/18/2022..................................    277,313    277,971
                                                                  ----------
                                                                     795,482
                                                                  ----------
   Medical Products -- 0.2%
     Greatbatch, Ltd. FRS
      BTL-B
      4.99% (1 ML+3.25%)
      due 10/27/2022..................................    571,885    576,174
                                                                  ----------
   Medical-Drugs -- 1.0%
     Endo Luxembourg Finance Co. I SARL FRS
      BTL-B
      6.19% (1 ML+4.25%)
      due 04/29/2024..................................    769,188    767,649
     HLF Financing SARL FRS
      BTL-B
      7.38% (1 ML+5.50%)
      due 02/15/2023..................................    527,250    532,523
     PharMerica Corp. FRS
      BTL
      5.21% (1 ML+3.50%)
      due 12/06/2024..................................    785,000    787,453
     PharMerica Corp. FRS
      2nd Lien
      9.46% (1 ML+7.75%)
      due 12/07/2025..................................     75,000     75,000
     Valeant Pharmaceuticals International, Inc. FRS
      BTL-BF1
      5.24% (1 ML+3.50%)
      due 04/01/2022..................................    954,152    963,813
                                                                  ----------
                                                                   3,126,438
                                                                  ----------
   Medical-Generic Drugs -- 0.5%
     Amneal Pharmaceuticals LLC FRS
      BTL-B
      coupon TBD
      due 03/07/2025..................................  1,065,000  1,065,887
     Amneal Pharmaceuticals LLC FRS
      BTL-B2
      5.38% (1 ML+3.50%)
      due 11/01/2019..................................    662,623    662,899
                                                                  ----------
                                                                   1,728,786
                                                                  ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)


                                                   Principal    Value
                  Security Description              Amount     (Note 2)
        LOANS(9)(10)(11) (continued)
        Medical-HMO -- 0.1%
          MultiPlan, Inc. FRS
           BTL-B
           5.05% (3 ML+2.75%)
           due 06/07/2023......................... $  368,150 $  369,761
                                                              ----------
        Medical-Hospitals -- 1.8%
          Acadia Healthcare Co., Inc. FRS
           BTL-B2
           4.38% (1 ML+ 2.50%)
           due 02/16/2023.........................    595,423    599,889
          Ardent Legacy Acquisitions, Inc. FRS
           BTL-B
           7.38% (1 ML+5.50%)
           due 08/04/2021.........................    482,275    483,481
          CHS/Community Health Systems, Inc. FRS
           BTL-H
           5.23% (3 ML+3.25%)
           due 01/27/2021.........................  1,121,994  1,077,114
          Envision Healthcare Corp. FRS
           BTL-C
           4.88% (1 ML+3.00%)
           due 12/01/2023.........................  1,010,997  1,014,788
          Prospect Medical Holdings, Inc. FRS
           BTL-B
           7.19% (1 ML+5.50%)
           due 02/22/2024.........................    495,000    495,000
          Quorum Health Corp. FRS
           BTL
           8.63% (1 ML+6.75%)
           due 04/29/2022.........................    534,659    545,575
          Select Medical Corp. FRS
           BTL-B
           4.46% (3 ML+2.75%)
           due 03/01/2021.........................    949,983    954,139
          Select Medical Corp. FRS
           BTL-B
           6.50% (USFRBPLR+1.75%)
           due 03/01/2021.........................        417        419
          Surgery Center Holdings, Inc. FRS
           1st Lien
           5.13% (1 ML+3.25%)
           due 09/02/2024.........................    731,325    730,411
                                                              ----------
                                                               5,900,816
                                                              ----------
        Medical-Outpatient/Home Medical -- 0.2%
          21st Century Oncology, Inc. FRS
           BTL-B
           7.86% (3 ML+6.13%)
           due 01/16/2023.........................    362,131    348,551
          Air Medical Group Holdings, Inc. FRS
           BTL-B
           6.01% (1 ML+4.25%)
           due 03/14/2025.........................    249,375    251,557
                                                              ----------
                                                                 600,108
                                                              ----------

                                                  Principal    Value
                 Security Description              Amount     (Note 2)
        Non-Hazardous Waste Disposal -- 0.2%
          Wrangler Buyer Corp. FRS
           BTL-B
           4.88% (1 ML+3.00%)
           due 09/27/2024........................ $  583,538 $  586,577
                                                             ----------
        Oil & Gas Drilling -- 0.6%
          Paragon Offshore Finance Co.
           Escrow Loans
           6.50% due 07/18/2021+(4)(6)...........      2,157          0
          Seadrill Operating LP FRS
           BTL-B
           8.30% (3 ML+6.00%)
           due 02/21/2021........................  2,467,784  2,058,544
                                                             ----------
                                                              2,058,544
                                                             ----------
        Oil Companies-Exploration & Production -- 1.1%
          California Resources Corp. FRS
           1st Lien
           6.57% (1 ML+4.75%)
           due 12/31/2022........................    650,000    660,156
          Chesapeake Energy Corp. FRS
           BTL
           9.44% (3 ML+7.50%)
           due 08/23/2021........................    181,000    191,916
          Fieldwood Energy LLC
           2nd Lien
           8.82% due 09/30/2020(2)(3)............    211,234     38,726
          Fieldwood Energy LLC FRS
           1st Lien
           8.88% (1 ML+7.00%)
           due 08/31/2020(3).....................    480,382    478,881
          Fieldwood Energy LLC FRS
           1st Lien
           9.00% (1 ML+7.13%)
           due 09/30/2020(3).....................    128,766    120,397
          Gavilan Resources LLC FRS
           2nd Lien
           7.79% (1 ML+6.00%)
           due 03/01/2024........................    470,000    470,196
          Medallion Midland Acquisition LLC FRS
           1st Lien
           5.13% (1 ML+3.25%)
           due 10/30/2024........................    553,613    553,613
          MEG Energy Corp. FRS
           BTL
           5.81% (3 ML+3.50%)
           due 12/31/2023........................    219,571    219,502
          Ultra Resources, Inc. FRS
           1st Lien
           4.76% (1 ML+3.00%)
           due 04/12/2024........................    705,000    697,950
                                                             ----------
                                                              3,431,337
                                                             ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                  Principal    Value
                  Security Description             Amount     (Note 2)
         LOANS(9)(10)(11) (continued)
         Oil Field Machinery & Equipment -- 0.1%
           Thermon Industries, Inc. FRS
            BTL-B
            5.41% (1 ML+3.75%)
            due 10/24/2024....................... $  162,000 $  162,810
                                                             ----------
         Oil-Field Services -- 0.5%
           McJunkin Red Man Corp. FRS
            BTL-B
            5.39% (1 ML+3.50%)
            due 09/20/2024.......................  1,007,475  1,012,512
           Weatherford International, Ltd. FRS
            BTL
            4.18% (1 ML+2.30%)
            due 07/13/2020.......................    701,613    691,089
                                                             ----------
                                                              1,703,601
                                                             ----------
         Pharmacy Services -- 0.5%
           Change Healthcare Holdings LLC FRS
            BTL-B
            4.63% (1 ML+2.75%)
            due 03/01/2024.......................  1,616,032  1,619,173
                                                             ----------
         Pipelines -- 0.3%
           Traverse Midstream Partner LLC FRS
            BTL
            5.85% (3 ML+4.00%)
            due 09/27/2024.......................  1,085,000  1,091,556
                                                             ----------
         Pollution Control -- 0.1%
           Filtration Group Corp. FRS
            BTL
            coupon TBD
            due 03/29/2025.......................    410,000    411,025
                                                             ----------
         Printing-Commercial -- 0.3%
           Fort Dearborn Co. FRS
            1st Lien
            5.69% (1 ML+4.00%)
            due 10/19/2023.......................      9,178      9,075
           Fort Dearborn Co. FRS
            1st Lien
            5.70% (3 ML+4.00%)
            due 10/19/2023.......................  1,129,055  1,116,353
                                                             ----------
                                                              1,125,428
                                                             ----------
         Professional Sports -- 0.6%
           Delta 2 Luxembourg SARL FRS
            BTL
            4.38% (1 ML+2.50%)
            due 02/21/2024.......................  1,779,690  1,781,915
                                                             ----------
         Publishing-Books -- 0.3%
           McGraw-Hill Global Education
            Holdings LLC FRS
            BTL
            5.88% (1 ML+4.00%)
            due 05/04/2022.......................    864,600    852,036
                                                             ----------

                                                    Principal    Value
                  Security Description               Amount     (Note 2)
      Publishing-Periodicals -- 0.3%
        Meredith Corp. FRS
         BTL-B
         4.88% (1 ML+3.00%)
         due 01/31/2025............................ $  910,000 $  914,929
                                                               ----------
      Real Estate Investment Trusts -- 0.2%
        Uniti Group, Inc. FRS
         BTL
         4.88% (1 ML+3.00%)
         due 10/24/2022............................    765,313    735,895
                                                               ----------
      Real Estate Operations & Development -- 0.1%
        Lightstone Generation LLC FRS
         BTL-B
         5.63% (1 ML+3.75%)
         due 01/30/2024............................    410,837    412,699
        Lightstone Generation LLC FRS
         BTL-C
         5.63% (1 ML+3.75%)
         due 01/30/2024............................     26,087     26,205
                                                               ----------
                                                                  438,904
                                                               ----------
      Recycling -- 0.1%
        Gopher Resource LLC FRS
         1st Lien
         5.48% (3 ML+3.25%)
         due 03/06/2025............................    235,000    236,909
                                                               ----------
      Research & Development -- 0.1%
        PAREXEL International Corp. FRS
         BTL-B
         4.63% (1 ML+2.75%)
         due 09/27/2024............................    228,850    228,907
                                                               ----------
      Retail-Bedding -- 0.3%
        Serta Simmons Bedding LLC FRS
         1st Lien
         5.19%-5.29% (3 ML+3.50%)
         due 11/08/2023............................    970,200    881,972
                                                               ----------
      Retail-Building Products -- 0.6%
        84 Lumber Co. FRS
         BTL-B1
         7.12% (1 ML+5.25%)
         due 10/25/2023............................  1,233,234  1,246,337
        SiteOne Landscape Supply Holding LLC FRS
         BTL-D
         4.63% (1 ML+2.75%)
         due 04/29/2022............................    745,371    749,098
                                                               ----------
                                                                1,995,435
                                                               ----------
      Retail-Major Department Stores -- 0.2%
        Neiman Marcus Group, Ltd. LLC FRS
         BTL
         4.94% (1 ML+3.25%)
         due 10/25/2020............................    759,070    654,223
                                                               ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       LOANS(9)(10)(11) (continued)
       Retail-Misc./Diversified -- 0.3%
         Leslie's Poolmart, Inc. FRS
          BTL-B
          5.28% (2 ML+3.50%)
          due 08/16/2023........................... $  874,637 $  879,011
                                                               ----------
       Retail-Office Supplies -- 0.2%
         Staples, Inc. FRS
          BTL
          5.79% (3 ML+4.00%)
          due 09/12/2024...........................    773,063    765,654
                                                               ----------
       Retail-Pet Food & Supplies -- 0.1%
         PetSmart, Inc. FRS
          BTL-B
          4.68% (1 ML+3.00%)
          due 03/11/2022...........................    572,803    458,600
                                                               ----------
       Retail-Sporting Goods -- 0.4%
         Bass Pro Group LLC FRS
          BTL-B
          6.88% (1 ML+5.00%)
          due 09/25/2024...........................  1,308,425  1,295,014
                                                               ----------
       Rubber/Plastic Products -- 0.7%
         Gates Global LLC FRS
          BTL-B2
          5.05% (3 ML+2.75%)
          due 04/01/2024...........................  1,221,890  1,228,152
         U.S. Farathane LLC FRS
          BLT-B4
          5.80% (3 ML+3.50%)
          due 12/23/2021...........................  1,042,300  1,047,511
                                                               ----------
                                                                2,275,663
                                                               ----------
       Schools -- 0.5%
         Laureate Education, Inc. FRS
          BTL-B
          5.38% (1 ML+3.50%)
          due 04/26/2024...........................  1,424,416  1,430,201
         St. George's University Scholastic
          Services LLC FRS
          BTL
          5.63% (1 ML+3.75%)
          due 07/06/2022...........................    198,870    200,113
                                                               ----------
                                                                1,630,314
                                                               ----------
       Security Services -- 0.2%
         Garda World Security Corp. FRS
          BTL-B
          5.51% (3 ML+3.50%)
          due 05/24/2024...........................    491,781    496,330
         Garda World Security Corp. FRS
          BTL-B
          7.25% (USFRBPLR+2.50%)
          due 05/24/2024...........................      1,242      1,253
         Prime Security Services Borrower LLC FRS
          BTL-B1
          4.63% (1 ML+2.75%)
          due 05/02/2022...........................    287,105    289,139
                                                               ----------
                                                                  786,722
                                                               ----------

                                                   Principal    Value
                 Security Description               Amount     (Note 2)
       Soap & Cleaning Preparation -- 0.6%
         Diamond BC BV FRS
          BTL
          4.99% (2 ML+3.00%)
          due 09/06/2024.......................... $1,102,238 $1,100,171
         Zep, Inc. FRS
          BTL
          5.77% (3 ML+4.00%)
          due 08/12/2024..........................    761,175    765,456
                                                              ----------
                                                               1,865,627
                                                              ----------
       Telecom Services -- 1.0%
         Digicel International Finance, Ltd. FRS
          BTL-B
          5.02% (3 ML+3.25%)
          due 05/28/2024..........................    462,675    460,555
         Securus Technologies Holdings, Inc. FRS
          1st Lien
          6.38% (1 ML+4.50%)
          due 11/01/2024..........................  1,346,625  1,360,091
         Securus Technologies Holdings, Inc. FRS
          2nd Lien
          10.13% (1 ML+8.25%)
          due 11/01/2025..........................    670,000    676,365
         Telenet BIDCO NV FRS
          BTL
          coupon TBD
          due 03/01/2026..........................     50,000     50,215
         West Corp. FRS
          BTL-B
          5.88% (1 ML+4.00%)
          due 10/10/2024..........................    689,254    693,945
                                                              ----------
                                                               3,241,171
                                                              ----------
       Telecommunication Equipment -- 0.3%
         Global Tel*Link Corp. FRS
          1st Lien
          6.30% (3 ML+4.00%)
          due 05/23/2020..........................    954,481    958,459
         Sorenson Communications LLC FRS
          BTL-B
          8.06% (3 ML+5.75%)
          due 04/30/2020..........................     99,227     99,475
                                                              ----------
                                                               1,057,934
                                                              ----------
       Telephone-Integrated -- 0.2%
         CenturyLink, Inc. FRS
          BTL-B
          4.63% (1 ML+2.75%)
          due 01/31/2025..........................    773,063    760,661
                                                              ----------
       Television -- 0.6%
         Mission Broadcasting, Inc. FRS
          BTL-B2
          4.16% (1 ML+2.50%)
          due 01/17/2024..........................     65,712     65,892
         Sinclair Television Group, Inc. FRS
          BTL-B1
          coupon TBD
          due 12/12/2024..........................  1,225,000  1,230,206

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

                                                    Shares/
                                                   Principal     Value
                 Security Description               Amount      (Note 2)
      LOANS(9)(10)(11) (continued)
      Television (continued)
        Tribune Media Co. FRS
         BTL-B
         4.88% (1 ML+3.00%)
         due 12/27/2020........................... $   53,618 $     53,685
        Tribune Media Co. FRS
         BTL-C
         4.88% (1 ML+3.00%)
         due 01/27/2024...........................    668,275      668,693
                                                              ------------
                                                                 2,018,476
                                                              ------------
      Theaters -- 0.6%
        CDS U.S. Intermediate Holdings, Inc. FRS
         BTL-B
         6.05% (3 ML+3.75%)
         due 07/08/2022...........................  1,233,437    1,233,180
        Cineworld, Ltd. FRS
         BTL-B
         4.38% (1 ML+2.50%)
         due 02/28/2025...........................    535,000      534,064
        SMG Holding, Inc. FRS
         First Lien
         5.14% (1 ML+3.25%)
         due 01/23/2025...........................    250,000      252,187
                                                              ------------
                                                                 2,019,431
                                                              ------------
      Transport-Services -- 0.2%
        Transplace Holdings, Inc. FRS
         BTL
         5.96% (1 ML+4.25%)
         due 10/07/2024...........................    508,725      512,540
                                                              ------------
      Veterinary Diagnostics -- 0.1%
        NVA Holdings, Inc. FRS
         BTL-B3
         5.05% (3 ML+2.75%)
         due 02/02/2025...........................    390,000      390,487
                                                              ------------
      Total Loans
         (cost $168,581,924)......................             168,050,463
                                                              ------------
      FOREIGN GOVERNMENT OBLIGATIONS -- 0.1%
      Sovereign -- 0.1%
        Republic of Argentina
         Senior Notes
         4.63% due 01/11/2023
         (cost $415,616)..........................    415,000      400,064
                                                              ------------
      COMMON STOCKS -- 0.2%
      Electric-Generation -- 0.0%
        Vistra Energy Corp. CVR+(4)(12)...........     27,942       14,251
                                                              ------------
      Multimedia -- 0.0%
        Haights Cross Communication, Inc.+(4)(6)..     19,388            0
                                                              ------------
      Oil Companies-Exploration & Production -- 0.0%
        Bonanza Creek Energy, Inc.+...............          5          139
        Fieldwood Energy LLC+(6)(12)..............      2,894       67,517
                                                              ------------
                                                                    67,656
                                                              ------------

                                                     Shares/
                                                    Principal     Value
                Security Description                 Amount      (Note 2)
    Television -- 0.2%
      ION Media Networks, Inc.+(4)(6)(12).........        660  $    532,074
                                                               ------------
    Total Common Stocks
       (cost $234,829)............................                  613,981
                                                               ------------
    PREFERRED SECURITIES -- 0.3%
    Diversified Banking Institutions -- 0.3%
      GMAC Capital Trust I FRS
       Series 2
       7.62% (3 ML+5.79%)
       (cost $1,064,237)..........................     41,500     1,078,170
                                                               ------------
    PREFERRED SECURITIES/CAPITAL SECURITIES -- 0.9%
    Banks-Money Center -- 0.1%
      BBVA Bancomer SA
       5.13% due 01/18/2033*...................... $  260,000       249,600
                                                               ------------
    Banks-Super Regional -- 0.6%
      Huntington Bancshares, Inc.
       Series E
       5.70% due 04/15/2023(13)...................  1,005,000     1,010,025
      KeyCorp.
       5.00% due 09/15/2026(13)...................  1,030,000     1,014,550
                                                               ------------
                                                                  2,024,575
                                                               ------------
    Insurance-Multi-line -- 0.2%
      Voya Financial, Inc.
       5.65% due 05/15/2053.......................    540,000       550,800
                                                               ------------
    Total Preferred Securities/Capital Securities
       (cost $2,857,361)..........................                2,824,975
                                                               ------------
    Total Long-Term Investment Securities
       (cost $321,169,163)........................              317,070,959
                                                               ------------
    SHORT-TERM INVESTMENT SECURITIES -- 2.0%
    Registered Investment Companies -- 2.0%
      State Street Institutional U.S. Government
       Money Market Fund
       Premier Class
       1.58%(14)
       (cost $6,485,504)..........................  6,485,504     6,485,504
                                                               ------------
    TOTAL INVESTMENTS
       (cost $327,654,667)(15)....................      100.0%  323,556,463
    Liabilities in excess of other assets.........       (0.0)     (132,021)
                                                   ----------  ------------
    NET ASSETS                                          100.0% $323,424,442
                                                   ==========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2018, the aggregate value of these securities was $90,301,327 representing 27.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
+  Non-income producing security
(1)Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)Security in default of interest.
(3)Company has filed for bankruptcy protection.

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)

(4)Illiquid security. At March 31, 2018, the aggregate value of these securities was $558,834 representing 0.2% of net assets.
(5)PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(6)Securities classified as Level 3 (see Note 2).
(7)Security in default of interest and principal at maturity.
(8)PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(9)Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(12)Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note
    2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2018, the Fund held the following restricted securities:

                                                                Value   % of
                       Acquisition        Acquisition            Per    Net
  Description             Date     Shares    Cost      Value    Share  Assets
  -----------          ----------- ------ ----------- -------- ------- ------
  Common Stocks
  Vistra Energy Corp.
   CVR................ 10/06/2016  27,942   $    --   $ 14,251 $  0.51  0.01%
  Fieldwood Energy,
   Inc................ 03/31/2018   2,894    67,517     67,517   23.33  0.02
  ION Media Networks,
   Inc................ 12/21/2016     660         7    532,074  806.17  0.16
                                                      --------          ----
                                                      $613,842          0.19%
                                                      ========          ====

(13) Perpetual maturity -- maturity date reflects the next call date.
(14) The rate shown is the 7-day yield as of March 31, 2018.
(15) See Note 5 for cost of investments on a tax basis.
BTL --Bank Term Loan
CVR --Contingent Value Rights
TBD --Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
FRS --Floating Rate Security
VRS --Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1    ML -- 1 Month USD Libor
1    WL -- 1 Week USD Libor
2    ML -- 2 Month USD Libor
3    ML -- 3 Month USD Libor
USFRBPLR --US Federal Reserve Bank Prime Loan Rate

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2018 -- (continued)


                     The following is a summary of the
                     inputs used to value the Fund's net
                     assets as of March 31, 2018 (see Note
                     2):

                                         Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                             Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                         --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Asset Backed Securities.................      $       --         $    616,494           $     --        $    616,494
U.S. Corporate Bonds & Notes:
  Rubber/Plastic Products...............              --                   --                  0                   0
  Other Industries......................              --          115,780,352                 --         115,780,352
Foreign Corporate Bonds & Notes:
  Special Purpose Entity................              --                   --                  0                   0
  Other Industries......................              --           27,706,460                 --          27,706,460
Loans:
  Building-Residential/Commercial.......              --                   --                  0                   0
  Oil & Gas Drilling....................              --                   --                  0                   0
  Other Industries......................              --          168,050,463                 --         168,050,463
Foreign Government Obligations..........              --              400,064                 --             400,064
Common Stocks:
  Electric-Generation...................              --               14,251                 --              14,251
  Multimedia............................              --                   --                  0                   0
  Television............................              --                   --            532,074             532,074
  Other Industries......................             139                   --             67,517              67,656
Preferred Securities....................       1,078,170                   --                 --           1,078,170
Preferred Securities/Capital Securities.              --            2,824,975                 --           2,824,975
Short-Term Investment Securities........       6,485,504                   --                 --           6,485,504
                                              ----------         ------------           --------        ------------
Total Investments at Value..............      $7,563,813         $315,393,059           $599,591        $323,556,463
                                              ==========         ============           ========        ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018

Note 1. Organization

   The SunAmerica Income Funds (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust. The Trust currently consists of three different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds: AIG U.S. Government Securities Fund ("U.S. Government Securities Fund"), AIG Strategic Bond Fund ("Strategic Bond Fund"), and AIG Flexible Credit Fund ("Flexible Credit Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   The investment goals and principal investment techniques for each of the Funds are as follows:

   U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by the active trading of U.S. Government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Strategic Bond Fund seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign bonds (which may include "junk bonds"), U.S. and foreign government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.

   Flexible Credit Fund seeks a high level of total return by the active trading in credit instruments. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in credit instruments and derivative instruments and exchange-traded funds ("ETFs") that are linked to, or provide investment exposure to, credit instruments. The Fund considers a credit instrument to be any debt instrument or instrument with debt-like characteristics, including but not limited to, corporate and sovereign bonds, secured floating rate loans and other institutionally traded secured floating rate debt obligations ("Loans"), and securitized instruments, which are securities backed by pools of assets such as mortgages, loans, or other receivables. The credit instruments in which the Fund intends to primarily invest are U.S. and non-U.S. below investment grade, high yield bonds (commonly referred to as "junk bonds") and Loans.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statements of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. The U.S. Government Fund and the Flexible Credit Fund stopped offering Class B shares for sale as of the close of business December 2, 2014. As of the close of business January 27, 2015, Class B shares of each of the U.S. Government Securities Fund and the Flexible Credit Fund converted to Class A shares of each respective Fund.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective March 1, 2018, Class C shares convert automatically to Class A shares on the 19th day (or next business day following the 19th) of the month following the tenth anniversary of the issuance of Class C shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs. Class W shares of the Flexible Credit Fund and the Strategic Bond Fund commenced operations effective October 1, 2014 and January 29, 2015, respectively.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (continued)


   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), with Class B and Class C shares being subject to higher distribution fee rates. Class W shares have not adopted 12b-1 Plans and make no payments thereunder, however, Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services.

   Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees ("the Board"), etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (continued)


   The summary of each Fund's asset and liabilities classified in the fair value hierarchy as of March 31, 2018 is reported on a schedule following each Fund's Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

   Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (continued)

   Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Derivative Instruments:

   Forward Foreign Currency Contracts: During the period, the Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund's Portfolio of Investments.

   Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund's net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund's counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund's financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (continued)


   The following tables represent the value of derivatives held as of March 31, 2018, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the year ended March 31, 2018. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of March 31, 2018, please refer to each Fund's Portfolio of Investments.

                                   Liability
                Asset Derivatives Derivatives
                ----------------- ------------
                     Foreign        Foreign
                    Exchange        Exchange
                    Contracts      Contracts
                ----------------- ------------
                     Forward        Forward
                     Foreign        Foreign
                    Currency        Currency
Fund              Contracts(1)    Contracts(2)
----            ----------------- ------------
Strategic Bond.      $45,463        $12,539
                     =======        =======

--------
Statement of Assets and Liabilities Location:

(1)Unrealized appreciation on forward foreign currency contracts
(2)Unrealized depreciation on forward foreign currency contracts

                                   Change in
                                  Unrealized
                   Realized      Appreciation
                Gain (Loss) on (Depreciation) on
                 Derivatives      Derivatives
                Recognized in    Recognized in
                 Statement of    Statement of
                  Operations      Operations
                -------------- -----------------
                   Foreign          Foreign
                   Exchange        Exchange
                  Contracts        Contracts
                -------------- -----------------
                   Forward          Forward
                   Foreign          Foreign
                   Currency        Currency
Fund             Contracts(1)    Contracts(2)
----            -------------- -----------------
Strategic Bond.  $(3,300,757)       $85,467
                 ===========        =======

--------
Statement of Operations Location:

(1)Net realized gain (loss) on forward contracts
(2)Change in unrealized appreciation (depreciation) on forward contracts

   The following table represents the average monthly balances of derivatives held during the year ended March 31, 2018:

                Average Amount
                  Outstanding
                During the Year
                ---------------
                    Forward
                    Foreign
                   Currency
Fund             Contracts(1)
----            ---------------
Strategic Bond.   $27,221,534
                  ===========

--------
(1)Amounts represent notional amounts in US dollars.

   There were no derivative assets and liabilities subject to Master Agreements outstanding at March 31, 2018. The repurchase agreements held by the Funds as of March 31, 2018, are subject to Master Agreements. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds' holdings in repurchase agreements.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (continued)


   Mortgage-Backed Dollar Rolls: During the year ended March 31, 2018, the Strategic Bond Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities (including TBA securities) that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended March 31, 2018, the Strategic Bond Fund purchased and/or sold when-issued securities. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Loans: The Fund invests in senior loans which generally consist of direct debt obligations of companies (collectively, "Borrowers"), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower's business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund's yield.

   Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (continued)


   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statements of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Realized gains and losses on the sale of investments are calculated on the identified cost basis. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

   Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

   Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 -- 2016 or expected to be taken in each Fund's 2017 tax return. The Funds are not aware of any tax provisions for which it is

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (continued)

   reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2014.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

   New Accounting Pronouncement: In October 2016, the SEC adopted amendments to rules under the 1940 Act ("final rules") intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X was August 1, 2017. All required changes have been made in accordance with Regulation S-X.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                                                Management
Fund                                                         Assets                Fees
----                                               ---------------------------- ----------
U.S. Government Securities........................           $0 - $200 million    0.650%
                                                   (greater than) $200 million    0.620
                                                   (greater than) $400 million    0.550
Strategic Bond....................................           $0 - $350 million    0.650
                                                   (greater than) $350 million    0.600
Flexible Credit(1)................................           $0 - $200 million    0.750
                                                   (greater than) $200 million    0.720
                                                   (greater than) $400 million    0.550

--------
(1)Effective December 7, 2017, the Advisor contractually agreed to waive its advisory fee with respect to the AIG Flexible Credit Fund through July 31, 2019 so that the advisory fee payable by the Fund to the Advisor under the agreement equals 0.36% of average daily net assets.

   For the period ended March 31, 2018, the amount of the investment advisory fees waived for Flexible Credit Fund was $406,076 this amount is reflected in the Statement of Operations.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (continued)


   The Strategic Bond Fund is subadvised by PineBridge Investments, LLC ("PineBridge") and the Flexible Credit Fund is subadvised by Newfleet Asset Management, LLC ("Newfleet"). Under the Subadvisory Agreements, PineBridge and Newfleet manage the investment and reinvestment of the assets of the Strategic Bond Fund and the Flexible Credit Fund, respectively.

   SunAmerica pays PineBridge and Newfleet fees out of the investment advisory fees it receives from the respective Funds. The portion of the investment advisory fees received by SunAmerica that are paid to PineBridge and Newfleet Asset Management, LLC with respect to the Strategic Bond Fund and Flexible Credit Fund are as follows:

                                                                                Subadvisory
Fund                                                         Assets                Fees
----                                               ---------------------------- -----------
Strategic Bond....................................           $0 - $200 million     0.350%
                                                   (greater than) $200 million     0.250
                                                   (greater than) $500 million     0.200
Flexible Credit(1)................................           $0 - $200 million     0.300
                                                   (greater than) $200 million     0.250
                                                   (greater than) $400 million     0.150

--------
(1)Effective December 7, 2017, Newfleet has contractually agreed to waive a portion of its subadvisory fee through July 31, 2019 so that the subadvisory fee rate paid to Newfleet is 0.14% of average daily net assets.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. For the purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired Fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund's business. The contractual fee waivers and expense reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees.

Fund                                    Percentage
----                                    ----------
U.S. Government Securities Class A.....    0.99%
U.S. Government Securities Class C.....    1.64
Strategic Bond Class A.................    1.40
Strategic Bond Class B.................    2.05
Strategic Bond Class C.................    2.05
Strategic Bond Class W.................    1.20
Flexible Credit Class A................    1.45
Flexible Credit Class C................    2.10
Flexible Credit Class W................    1.25

   For the U.S. Government Securities Fund, any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waivers and/or reimbursements, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

   For the year ended March 31, 2018, pursuant to the contractual expense limitations in the above tables SunAmerica has waived and/or reimbursed expenses as follows:

                                    Other Expenses
Fund                                  Reimbursed
----                                --------------
U.S. Government Securities.........    $180,779

                                    Class Specific
Fund                                   Expenses
----                                --------------
U.S. Government Securities Class A.    $362,838
U.S. Government Securities Class C.      54,695

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (continued)


   At March 31, 2018, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

                                      Other Expenses Reimbursed
                                    -----------------------------
Fund                                March 31, 2019 March 31, 2020
----                                -------------- --------------
U.S. Government Securities.........    $190,664       $180,779

                                       Class Specific Expenses
                                             Reimbursed
                                    -----------------------------
Fund                                March 31, 2019 March 31, 2020
----                                -------------- --------------
U.S. Government Securities Class A.    $402,860       $362,838
U.S. Government Securities Class C.      81,730         54,695

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class (other than Class W shares of the Strategic Bond and Flexible Credit Funds), in accordance with the provisions of Rule 12b-1 under the 1940 Act (each, a "Plan," and collectively, the "Plans"), hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund's Class A, Class B and Class C shares, respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. Except for Class W shares of the Strategic Bond and Flexible Credit Funds, the Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the year ended March 31, 2018, ACS received fees as reflected in the Statements of Operations based on the aforementioned rates.

   The Trust, on behalf of the Strategic Bond and Flexible Credit Funds, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the year ended March 31, 2018, ACS earned fees as reflected in the Statements of Operations based on the aforementioned rate.

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. ACS has advised the Funds that for the year ended March 31, 2018, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                  Class A                           Class B       Class C
                            ---------------------------------------------------- ------------- -------------
                                                                    Contingent    Contingent    Contingent
                             Sales     Affiliated   Non-affiliated   Deferred      Deferred      Deferred
Fund                        Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges Sales Charges
----                        -------- -------------- -------------- ------------- ------------- -------------
U.S. Government Securities. $ 27,090    $  3,526       $ 18,870       $  145        $    --       $   519
Strategic Bond.............  311,110     104,999        173,064        9,108         33,276         2,363
Flexible Credit............  271,490      56,372        174,959        8,223             --        10,910

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (continued)


   The Trust has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds' transfer agent, DST Asset Manager Solutions, Inc. ("DST") in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate AFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the year ended March 31, 2018, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statements of Operations to compensate AFS pursuant to the terms of the Service Agreement:

                                               Payable at
Fund                                Expenses March 31, 2018
----                                -------- --------------
U.S. Government Securities Class A. $310,381    $24,957
U.S. Government Securities Class C.   34,295      2,055
Strategic Bond Class A.............  380,854     33,534
Strategic Bond Class B.............   60,277      4,162
Strategic Bond Class C.............  243,493     17,479
Strategic Bond Class W.............  124,458     13,039
Flexible Credit Class A............  317,689     24,643
Flexible Credit Class C............  158,674     12,244
Flexible Credit Class W............  326,182     23,794

   At March 31, 2018, AIG Active Allocation Portfolio and AIG Multi-Asset Allocation Portfolio, each a series of SunAmerica Series, Inc., owned a percentage of the outstanding shares of the following Funds:

                                                   Holder
                                           ---------------------
                                              AIG         AIG
                                             Active   Multi-Asset
                                           Allocation Allocation
               Fund                        Portfolio   Portfolio
               ----                        ---------- -----------
               U.S. Government Securities.    9.47%      18.38%
               Strategic Bond.............    2.32        1.66
               Flexible Credit............    3.01        4.04

Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2018 were as follows:

                             Purchases of Investment      Sales of Investment     Purchase of U.S. Sales of U.S.
                            Securities (Excluding U.S. Securities (Excluding U.S.    Government     Government
Fund                          Government Securities)     Government Securities)      Securities     Securities
----                        -------------------------- -------------------------- ---------------- -------------
U.S. Government Securities.        $         --               $         --          $44,553,867    $ 66,921,414
Strategic Bond.............         460,418,574                410,269,940           87,246,243     119,639,651
Flexible Credit............         230,306,382                282,729,977                   --              --

Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, late year ordinary losses, distributions payable, straddle loss deferrals, amortization of premium/discount and treatment of defaulted securities.

                                     Distributable Earnings               Tax Distributions
                                For the year ended March 31, 2018     For the year ended March 31, 2018
                            ----------------------------------------  ---------------------------------
                                         Long-term      Unrealized
                             Ordinary  Gains/Capital   Appreciation    Ordinary         Long-Term
Fund                          Income   Loss Carryover (Depreciation)*   Income        Capital Gains
----                        ---------- -------------- ---------------   -----------   -------------
U.S. Government Securities. $  481,565  $(19,632,848)   $ 1,460,586   $ 2,661,495        $    --
Strategic Bond.............    754,183   (20,384,604)    (7,630,955)   10,179,966             --
Flexible Credit............  1,281,870    (7,003,721)    (4,723,674)   16,843,293             --

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (continued)


                                Tax Distributions
                            For the year ended March 31, 2017
                            ---------------------------------
                             Ordinary         Long-Term
Fund                          Income        Capital Gains
----                          -----------   -------------
U.S. Government Securities. $ 3,089,605        $    --
Strategic Bond.............  11,239,760             --
Flexible Credit............  13,948,606             --

   As of March 31, 2018, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

                                              Unlimited+
                                        -----------------------
Fund                                        ST          LT
----                                    ----------- -----------
U.S. Government Securities............. $13,869,489 $ 5,763,359
Strategic Bond.........................     602,094  19,782,510
Flexible Credit........................          --   7,003,721

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

   The Funds indicated below had expired or utilized capital loss carryforwards in the year ended March 31, 2018:

                            Capital Loss Capital Loss
                            Carryforward Carryforward
Fund                          Expired      Utilized
----                        ------------ ------------
U.S. Government Securities. $        --   $       --
Strategic Bond.............  49,688,392    4,007,027
Flexible Credit............  41,322,811    1,530,724

   Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended March 31, 2018, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

                                                        Deferred     Deferred
                                          Deferred    Post-October Post-October
                                          Late Year    Short-Term   Long-Term
Fund                                    Ordinary Loss Capital Loss Capital Loss
----                                    ------------- ------------ ------------
U.S. Government Securities.............   $     --     $       --    $477,827
Strategic Bond.........................    212,069      1,402,544      19,844
Flexible Credit........................         --             --      74,752

   For the period ended March 31, 2018 the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net paydown adjustments, amortization of discount/premium, treatment of litigation payments, expiring capital loss carryforwards and treatment of foreign currency to the components of net assets as follows:

                               Accumulated       Accumulated
                            Undistributed Net Undistributed Net
                            Investment Income   Realized Gain
Fund                             (Loss)            (Loss)       Capital Paid-in
----                        ----------------- ----------------- ---------------
U.S. Government Securities.    $1,214,142        $(1,214,142)    $         --
Strategic Bond.............        46,225         49,642,167      (49,688,392)
Flexible Credit............       374,142         40,948,669      (41,322,811)

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (continued)


   At March 31, 2018, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities, repurchase agreements and derivatives, were as follows:

                                  Aggregate   Aggregate    Unrealized
                                  Unrealized  Unrealized   Gain/(Loss)    Cost of
Fund                                 Gain        Loss          Net      Investments
----                              ---------- ------------  -----------  ------------
U.S. Government Securities....... $4,488,923 $ (3,028,337) $ 1,460,586  $144,113,867
Strategic Bond...................  4,548,650  (12,185,387)  (7,636,737)  388,547,348
Flexible Credit Bond.............  4,067,455   (8,790,986)  (4,723,531)  328,279,994

   On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                         U.S. Government Securities
             --------------------------------------------------
                                   Class A
             --------------------------------------------------
                      For the                   For the
                    year ended                year ended
                  March 31, 2018            March 31, 2017
             ------------------------  ------------------------
               Shares       Amount       Shares       Amount
             ----------  ------------  ----------  ------------

 Shares
 sold(1)....  2,316,337  $ 20,988,914   4,055,893  $ 39,020,448

 Reinvested
 dividends..    244,835     2,226,713     266,885     2,514,822

 Shares
 redeemed... (3,295,222)  (29,980,480) (4,412,102)  (41,347,823)
             ----------  ------------  ----------  ------------
Net
 increase
 (decrease).   (734,050) $ (6,764,853)    (89,324) $    187,447
             ==========  ============  ==========  ============

                         U.S. Government Securities
             --------------------------------------------------
                                   Class C
             --------------------------------------------------
                      For the                   For the
                    year ended                year ended
                  March 31, 2018            March 31, 2017
             ------------------------  ------------------------
               Shares       Amount       Shares       Amount
             ----------  ------------  ----------  ------------

 Shares
 sold.......    166,535  $  1,513,933     496,877  $  4,737,214

 Reinvested
 dividends..     16,706       152,011      25,679       242,231

 Shares
 redeemed(1) (1,472,671)  (13,299,249) (1,682,466)  (15,715,340)
             ----------  ------------  ----------  ------------
Net
 increase
 (decrease). (1,289,430) $(11,633,305) (1,159,910) $(10,735,895)
             ==========  ============  ==========  ============

--------
(1)For the year ended March 31, 2018, includes automatic conversion of 251,877 shares of Class C shares in the amount of $2,244,225 to 251,595 shares of Class A shares in the amount of $2,244,225.

                                                             Strategic Bond
                -------------------------------------------------------------------------------------------------------
                                       Class A                                             Class B
                ----------------------------------------------------  -------------------------------------------------
                         For the                    For the                    For the                  For the
                        year ended                 year ended                year ended                year ended
                      March 31, 2018             March 31, 2017            March 31, 2018            March 31, 2017
                -------------------------  -------------------------  ------------------------  -----------------------
                   Shares       Amount        Shares       Amount       Shares       Amount       Shares       Amount
                -----------  ------------  -----------  ------------  ----------  ------------  ----------  -----------

 Shares
 sold(1)(2)(3).  19,972,035  $ 68,107,643    6,511,015  $ 22,000,676     869,650  $  2,985,386   1,716,827  $ 5,807,472

 Reinvested
 dividends.....   1,317,545     4,531,780    1,469,857     4,968,423     159,576       548,783     193,765      654,711

 Shares
 redeemed(1)(2) (11,040,002)  (37,839,522) (13,504,442)  (45,597,698) (3,310,957)  (11,372,010) (2,625,938)  (8,845,950)
                -----------  ------------  -----------  ------------  ----------  ------------  ----------  -----------
Net
 increase
 (decrease)....  10,249,578  $ 34,799,901   (5,523,570) $(18,628,599) (2,281,731) $ (7,837,841)   (715,346) $(2,383,767)
                ===========  ============  ===========  ============  ==========  ============  ==========  ===========

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (continued)


                                                          Strategic Bond
             --------------------------------------------------------------------------------------------------------
                                    Class C                                              Class W
             ----------------------------------------------------  --------------------------------------------------
                      For the                    For the                    For the                   For the
                     year ended                 year ended                year ended                year ended
                   March 31, 2018             March 31, 2017            March 31, 2018            March 31, 2017
             -------------------------  -------------------------  ------------------------  ------------------------
                Shares       Amount        Shares       Amount       Shares       Amount       Shares       Amount
             -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------

 Shares
 sold.......   3,141,993  $ 10,844,054    3,384,955  $ 11,494,689  14,598,225  $ 50,166,169   7,913,680  $ 26,786,702

 Reinvested
 dividends..     598,701     2,067,953      769,650     2,610,522     317,651     1,091,699     210,770       711,987

 Shares
 redeemed(3) (20,387,026)  (69,770,025) (12,514,751)  (42,349,618) (5,987,746)  (20,513,498) (5,405,846)  (18,224,239)
             -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
Net
 increase
 (decrease). (16,646,332) $(56,858,018)  (8,360,146) $(28,244,407)  8,928,130  $ 30,744,370   2,718,604  $  9,274,450
             ===========  ============  ===========  ============  ==========  ============  ==========  ============

--------
(1)For the year ended March 31, 2018, includes automatic conversion of 146,651 shares of Class B shares in the amount of $502,679 to 146,509 shares of Class A shares in the amount of $502,679.
(2)For the year ended March 31, 2017, includes automatic conversion of 157,947 shares of Class B shares in the amount of $532,049 to 157,920 shares of Class A shares in the amount of $532,049.
(3)For the year ended March 31, 2018, includes automatic conversion of 2,044,542 shares of Class C shares in the amount of $6,930,997 to 2,056,676 shares of Class A shares in the amount of $6,930,997.

                                Flexible Credit
             ----------------------------------------------------
                                    Class A
             ----------------------------------------------------
                      For the                    For the
                     year ended                 year ended
                   March 31, 2018             March 31, 2017
             -------------------------  -------------------------
                Shares       Amount        Shares       Amount
             -----------  ------------  -----------  ------------
Shares
 sold(1)....  15,263,536  $ 52,432,452   22,917,210  $ 77,775,794

 Reinvested
 dividends..   1,805,509     6,214,632    1,592,354     5,426,357
Shares
 redeemed... (20,023,513)  (68,775,062) (20,582,379)  (69,973,319)
             -----------  ------------  -----------  ------------
Net
 increase
 (decrease). (2,954,468)  $(10,127,978)   3,927,185  $ 13,228,832
             ===========  ============  ===========  ============

                                                           Flexible Credit
             -----------------------------------------------------------------------------------------------------------
                                    Class C                                               Class W
             ----------------------------------------------------  -----------------------------------------------------
                      For the                    For the                     For the                    For the
                     year ended                 year ended                 year ended                  year ended
                   March 31, 2018             March 31, 2017             March 31, 2018              March 31, 2017
             -------------------------  -------------------------  --------------------------  -------------------------
                Shares       Amount        Shares       Amount        Shares        Amount        Shares       Amount
             -----------  ------------  -----------  ------------  -----------  -------------  -----------  ------------
Shares
 sold.......   4,346,092  $ 15,053,291    7,200,951  $ 24,617,203   21,898,961  $  75,416,969   32,285,891  $110,087,850

 Reinvested
 dividends..     619,069     2,143,889      543,420     1,863,435    1,071,044      3,689,146      855,066     2,917,568
Shares
 redeemed(1)  (9,187,515)  (31,714,471)  (4,970,934)  (16,999,023) (30,165,932)  (103,923,875) (14,858,846)  (50,678,526)
             -----------  ------------  -----------  ------------  -----------  -------------  -----------  ------------
Net
 increase
 (decrease).  (4,222,354) $(14,517,291)   2,773,437  $  9,481,615   (7,195,927) $ (24,817,760)  18,282,111  $ 62,326,892
             ===========  ============  ===========  ============  ===========  =============  ===========  ============

--------
(1)For the year ended March 31, 2018, includes automatic conversion of 811,222 shares of Class C shares in the amount of $2,782,490 to 815,980 shares of Class A shares in the amount of $2,782,490.

Note 7. Line of Credit

   The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Funds, has paid State Street for its own account, such Fund's ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.00.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2018 -- (continued)


   For the year ended March 31, 2018, the following Funds had borrowings:

                    Days     Interest    Debt    Average
Fund             Outstanding Charges   Utilized  Interest
----             ----------- -------- ---------- --------
Strategic Bond..     11      $ 1,301  $1,497,857   2.81%
Flexible Credit.     93       57,057   8,031,849   2.67

   At March 31, 2018, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2018, none of the Funds participated in this program.

Note 9. Investment Concentration

   The Flexible Credit Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

   The Flexible Credit Fund and Strategic Bond Fund invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Funds and the borrower.

   Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the U.S. Government Fund's concentration in such investments, it may be subject to risks associated with U.S. Government agencies or instrumentalities.

        SunAmerica Income Funds
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Income Funds and Shareholders of each of the funds listed in the table below

Opinions on the Financial Statements

We have audited the financial statements and financial highlights of each of the funds listed in the table below (three funds constituting SunAmerica Income Funds, hereafter collectively referred to as the "Funds") as of the date listed in the table below and for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of the date listed in the table below, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

AIG Flexible Credit Fund (1)
AIG Strategic Bond Fund (1)
AIG U.S. Government Securities Fund (2)
--------
(1)The statement of assets and liabilities, including the portfolio of investments, as of March 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein
(2)The statement of assets and liabilities, including the portfolio of investments, as of March 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
May 25, 2018

We have served as the auditor of one or more investment companies in the AIG Funds family of funds since 1984.

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2018 -- (unaudited)

The following table contains basic information regarding the Trustees and Officers who oversee operations of the Funds and other investment companies within the Fund Complex.

                                                                                 Number of
                                     Term of                                      Funds in
                     Position(s)    Office and                                  Fund Complex
                     Held With      Length of       Principal Occupation(s)     Overseen by      Other Trusteeship(s)
   Name and Age*      the Fund    Time Served(4)     During Past 5 years         Trustee(1)      Held by Trustee(2)
-------------------- -----------  -------------- ------------------------------ ------------ -----------------------------
Disinterested
Trustees

Dr. Judith L. Craven  Trustee        2001 to     Retired.                            77      Director, Sysco Corporation
Age: 72                              present                                                 (1996 to present); Director,
                                                                                             Luby's Inc. (1998 to
                                                                                             present).

William F. Devin      Trustee        2001 to     Retired.                            77      None
Age: 79                              present

Richard W. Grant      Trustee;       2011 to     Retired. Prior to that,             28      None
Age: 72               Chairman       present     Attorney and Partner at
                      of the                     Morgan Lewis and Bockius
                      Board                      (1989 to 2011).

Stephen J. Gutman     Trustee        1985 to     Senior Vice President and           28      None
Age: 74                              present     Associate Broker, The
                                                 Corcoran Group (real estate)
                                                 (2002 to present); President,
                                                 SJG Marketing, Inc. (2009
                                                 to present).

Eileen A. Kamerick    Director       2018 to     National Association of             28      Hochschild Mining plc
Age: 59                              present     Corporate Directors Board                   (2016 to Present); Director
                                                 Leadership Fellow and                       of Associated Banc-Corp
                                                 financial expert; Adjunct                   (2007 to Present); Legg
                                                 Professor of Law,                           Mason Closed End Funds
                                                 University of Chicago,                      (2013 to Present); Westell
                                                 Washington University in                    Technologies, Inc. (2003 to
                                                 St. Louis and University of                 2016)
                                                 Iowa law schools (2007 to
                                                 Present); formerly, Senior
                                                 Advisor to the Chief
                                                 Executive Officer and
                                                 Executive Vice President
                                                 and Chief Financial Officer
                                                 of ConnectWise, Inc. (2015
                                                 to 2016); Chief Financial
                                                 Officer, Press Ganey
                                                 Associates (2012 to 2014).

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2018 -- (unaudited) (continued)

                                                                                Number of
                                     Term of                                     Funds in
                     Position(s)    Office and                                 Fund Complex
                     Held With      Length of      Principal Occupation(s)     Overseen by  Other Trusteeship(s)
   Name and Age*      the Fund    Time Served(4)     During Past 5 years        Trustee(1)  Held by Trustee(2)
-------------------  -----------  -------------- ----------------------------- ------------ --------------------
Interested Trustee

Peter A. Harbeck(3)  Trustee         1995 to     President, CEO and                152             None
Age: 64                              present     Director, SunAmerica,
                                                 (1995 to present); Director,
                                                 AIG Capital Services, Inc.
                                                 ("ACS") (1993 to present).





Officers

John T. Genoy        President       2007 to     Chief Financial Officer,          N/A             N/A
Age: 49                              present     SunAmerica (2002 to
                                                 present); Senior Vice
                                                 President, SunAmerica
                                                 (2003 to present); Chief
                                                 Operating Officer,
                                                 SunAmerica (2006 to
                                                 present).

Gregory R. Kingston  Treasurer       2014 to     Vice President, SunAmerica        N/A             N/A
Age: 52                              present     (2001 to present); Head of
                                                 Mutual Fund
                                                 Administration,
                                                 SunAmerica (2014 to
                                                 present).

Donna McManus        Vice            2014 to     Vice President, SunAmerica        N/A             N/A
Age: 57              President       present     (2014 to present); Managing
                     and                         Director, BNY Mellon
                     Assistant                   (2009 to 2014).
                     Treasurer

Shawn Parry          Vice            2014 to     Vice President, SAAMCo            N/A             N/A
Age: 45              President       present     (2014 to present); Assistant
                     and                         Vice President, SAAMCo
                     Assistant                   (2005 to 2014).
                     Treasurer

Gregory N. Bressler  Secretary       2005 to     Senior Vice President and         N/A             N/A
Age: 51                              present     General Counsel,
                                                 SunAmerica (2005 to
                                                 present).

James Nichols        Vice            2006 to     Director, President and           N/A             N/A
Age: 51              President       present     CEO, ACS (2006 to
                                                 present); Senior Vice
                                                 President, SunAmerica
                                                 (2002 to present).

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2018 -- (unaudited) (continued)

                                                                                  Number of
                                       Term of                                     Funds in
                     Position(s)      Office and                                 Fund Complex
                     Held With the    Length of      Principal Occupation(s)     Overseen by  Other Trusteeship(s)
   Name and Age*         Fund       Time Served(4)     During Past 5 years        Trustee(1)  Held by Trustee(2)
-------------------- -------------  -------------- ----------------------------- ------------ --------------------

Christopher Joe      Chief             2017 to     Chief Compliance Officer,         N/A              N/A
Age: 48              Compliance        present     AIG Funds, Seasons Series
                     Officer                       Trust, SunAmerica Series
                                                   Trust, VALIC Company I
                                                   and VALIC Company II
                                                   (2017 to present); Chief
                                                   Compliance Officer,
                                                   VALIC Retirement Services
                                                   Company (2017 to present);
                                                   Chief Compliance Officer,
                                                   Invesco PowerShares (2012
                                                   to 2017); Chief Compliance
                                                   Officer, Invesco Investment
                                                   Advisers, LLC (2010 to
                                                   2013); U.S. Compliance
                                                   Director, Invesco Ltd. (2006
                                                   to 2014); Deputy Chief
                                                   Compliance Officer,
                                                   Invesco Advisers, LLC
                                                   (2014 to 2015).

Kathleen D. Fuentes  Chief Legal       2013 to     Vice President and Deputy         N/A              N/A
Age: 49              Officer and       present     General Counsel,
                     Assistant                     SunAmerica (2006 to
                     Secretary                     present).

Matthew J. Hackethal Anti-             2006 to     Acting Chief Compliance           N/A              N/A
Age: 46              Money             present     Officer (2016 to 2017);
                     Laundering                    Chief Compliance Officer,
                     Compliance                    SunAmerica (2006 to
                     Officer                       present).


--------
* The business address for each Trustee and Officer is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.
(1)The term "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the investment adviser. The "Fund Complex" includes the Trust (3 funds), SunAmerica Equity Funds (2 funds), SunAmerica Series, Inc. (6 funds), SunAmerica Money Market Funds, Inc. (1 fund); Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (55 portfolios), VALIC
   Company I (34 funds), VALIC Company II (15 funds), Seasons Series Trust
   (20 portfolios) and SunAmerica Specialty Series (7 funds).
(2)Trusteeships of companies required to report to the Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies regulated under the 1940 Act.
(3)Mr. Harbeck is an "interested person" of the Funds, as defined within the 1940 Act, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Trust.
(4)Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling
(800) 858-8850.

        SunAmerica Income Funds
        SHAREHOLDER TAX INFORMATION -- March 31, 2018 -- (unaudited)

Certain tax information regarding the Fund is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended March 31, 2018. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2018. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to shareholders in early 2019.

For the year ended March 31, 2018, the Funds paid the following long-term capital gains dividends along with percentage of ordinary income dividends that qualified for the dividends received deduction for corporations:

                                                Net      Qualifying % for the
                                             Long-Term        Dividends
                                           Capital Gains  Received Deduction
                                           ------------- --------------------
  U.S. Government Securities Fund Class A.      $--                --%
  U.S. Government Securities Fund Class C.       --                --
  Strategic Bond Fund Class A.............       --              0.10
  Strategic Bond Fund Class B.............       --              0.10
  Strategic Bond Fund Class C.............       --              0.10
  Strategic Bond Fund Class W.............       --              0.10
  Flexible Credit Fund Class A............       --              0.12
  Flexible Credit Fund Class C............       --              0.12
  Flexible Credit Fund Class W............       --              0.12

For the year ended March 31, 2018, certain dividends paid by the Strategic Bond Fund and Flexible Credit Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

                                               Amount
                                               -------
                         Strategic Bond Fund.. $19,466
                         Flexible Credit Fund.  82,189

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited)

As required by the Securities and Exchange Commission, the graphs on the following pages compare the performance of a $10,000 investment in the SunAmerica Income Funds' portfolios to a similar investment in an index. Please note that "inception," as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the SunAmerica Income Funds are professionally managed mutual funds, while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the largest class of that particular Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

AIG U.S. Government Securities Fund

The AIG U.S. Government Securities Fund Class A shares returned -0.46% (before maximum sales charge) for the 12-month period ended March 31, 2018. The Fund trailed its benchmark, the ICE BofAML U.S. Treasury Index,/*/ which returned 0.51% during the same period.

The U.S. Treasury market struggled during the annual period. The Federal Reserve (the "Fed") raised the targeted federal funds rate 25 basis points/**/ three times during the annual period. The rate increases caused short-term U.S. Treasury rates to rise throughout. They also led to a flattening of the yield curve,+ or spectrum of maturities, especially toward the end of the annual period, with short-term U.S. Treasury yields increasing more than most longer-term U.S. Treasury yields.

Amid this backdrop, the Fund maintained a significant exposure to agency mortgage-backed securities, which are not components of the ICE BofAML U.S. Treasury Index and which outperformed U.S. Treasuries during the annual period. The Fund had positions in FNMAs, FHLBs, FHLMCs and Federal Farm Credit Bonds. The Fund especially had an emphasis on GNMAs, which rallied during the annual period and provided more income versus other securities, boosting the Fund's performance. The Fund's positions in U.S. Treasuries also contributed positively to the Fund's performance during the annual period, particularly positions in securities with maturities of 10 years or more, where yields rose less than those on shorter-term maturities. The market value of longer maturity securities, then, rose, buoying their value and return.

Conversely, the Fund's exposure to FHLMC, or Freddie Mac, mortgage-backed securities, detracted from its relative performance. During the annual period, the market value of the position diminished causing the securities to perform poorly. Persistently low volatility and the Fed selling its mortgage-backed securities positions as part of its balance sheet normalization++ caused the securities' spreads to widen, creating a lack of market support for Freddie Macs.

The Fund's duration and yield curve positioning generated mixed results. Duration positioning contributed positively overall, as the Fund held a shorter duration position than the ICE BofAML U.S. Treasury Index throughout the annual period as we sought to be prudently positioned amid the rising interest rate environment and the flattening yield curve. We shortened the Fund's duration during the annual period by purchasing shorter-maturing securities while the U.S. economy grew and the market waited for inflation to meet the Fed's 2% target. On the other hand, yield curve positioning generally detracted. Investments in U.S. Treasuries, the largest allocation in the Fund, were heavily focused in the three- to five-year maturity range. This positioning on the yield curve hurt, as short-term securities prices fell throughout the second half of the annual period. Long-term U.S. Treasury prices declined as well, but not at the same rate as shorter maturities. Thus, as longer-term U.S. Treasuries performed better than their shorter-term counterparts, the Fund's underweighted exposure to this yield curve segment detracted from its relative performance.

At the end of the annual period, the Fund had approximately 49% of its total net assets invested in U.S. Treasuries, 37% in GNMAs and other mortgage-related securities and 14% in government-related agency securities. As of March 31, 2018, the Fund had a shorter duration than that of the ICE BofAML U.S. Treasury Index.

--------
Past performance is no guarantee of future results.

U.S. Government guarantee applies only to the underlying securities of the Fund's portfolio and not to the Fund shares. Interest rates and bond prices typically move inversely to each other; therefore, as with any bond fund, the value of your investment in this Fund may go up or down in response to changes in interest rates.

* The ICE BofAML U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Indices are not managed and an investor cannot invest directly into an index.
**A basis point is 1/100/th/ of a percentage point.
+ A flattening yield curve is one wherein the differential in yields between longer-term and shorter-term maturities narrows.
++Balance sheet normalization refers to the steps the Fed will take to reverse quantitative easing and remove the substantial monetary accommodation it has provided to the economy since the financial crisis began in 2007.

Securities listed may or may not be a part of current Fund construction.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in AIG U.S. Government Securities Fund Class A shares would have increased to $11,317. The same amount invested in securities mirroring the performance of the ICE BofAML US Treasury Index would be valued at $13,203.

                                     [CHART]

                    AIG U.S. Government             ICE BofAML
       Date      Securities Fund Class A/#/   US Treasury Index/*/*/
   ----------    --------------------------   ----------------------
    3/31/2008             $ 9527                      $10000
    4/30/2008               9404                        9831
    5/31/2008               9271                        9712
    6/30/2008               9336                        9793
    7/31/2008               9343                        9832
    8/31/2008               9479                        9956
    9/30/2008               9554                       10021
   10/31/2008               9488                       10007
   11/30/2008               9973                       10545
   12/31/2008              10304                       10919
    1/31/2009              10020                       10582
    2/28/2009               9966                       10525
    3/31/2009              10169                       10763
    4/30/2009              10006                       10558
    5/31/2009               9906                       10452
    6/30/2009               9918                       10431
    7/31/2009               9988                       10473
    8/31/2009              10069                       10570
    9/30/2009              10159                       10653
   10/31/2009              10169                       10647
   11/30/2009              10247                       10798
   12/31/2009              10009                       10513
    1/31/2010              10128                       10679
    2/28/2010              10152                       10721
    3/31/2010              10092                       10630
    4/30/2010              10191                       10742
    5/31/2010              10375                       10927
    6/30/2010              10547                       11131
    7/31/2010              10570                       11206
    8/31/2010              10775                       11436
    9/30/2010              10692                       11436
   10/31/2010              10609                       11416
   11/30/2010              10571                       11338
   12/31/2010              10433                       11131
    1/31/2011              10354                       11132
    2/28/2011              10396                       11122
    3/31/2011              10408                       11116
    4/30/2011              10518                       11244
    5/31/2011              10662                       11422
    6/30/2011              10605                       11387
    7/31/2011              10768                       11595
    8/31/2011              11080                       11919
    9/30/2011              11299                       12110
   10/31/2011              11220                       12018
   11/30/2011              11317                       12106
   12/31/2011              11418                       12221
    1/31/2012              11427                       12276
    2/29/2012              11367                       12189
    3/31/2012              11275                       12063
    4/30/2012              11418                       12247
    5/31/2012              11585                       12471
    6/30/2012              11548                       12424
    7/31/2012              11657                       12557
    8/31/2012              11642                       12540
    9/30/2012              11603                       12497
   10/31/2012              11567                       12475
   11/30/2012              11598                       12547
   12/31/2012              11561                       12485
    1/31/2013              11432                       12366
    2/28/2013              11485                       12440
    3/31/2013              11482                       12453
    4/30/2013              11607                       12584
    5/31/2013              11302                       12331
    6/30/2013              11112                       12176
    7/31/2013              11038                       12152
    8/31/2013              10985                       12087
    9/30/2013              11024                       12179
   10/31/2013              11085                       12246
   11/30/2013              11018                       12193
   12/31/2013              10928                       12067
    1/31/2014              11096                       12259
    2/28/2014              11145                       12298
    3/31/2014              11125                       12263
    4/30/2014              11198                       12340
    5/31/2014              11284                       12474
    6/30/2014              11287                       12455
    7/31/2014              11279                       12436
    8/31/2014              11438                       12587
    9/30/2014              11371                       12508
   10/31/2014              11494                       12644
   11/30/2014              11557                       12760
   12/31/2014              11554                       12793
    1/31/2015              11678                       13162
    2/28/2015              11622                       12932
    3/31/2015              11674                       13017
    4/30/2015              11643                       12937
    5/31/2015              11611                       12906
    6/30/2015              11507                       12778
    7/31/2015              11549                       12898
    8/31/2015              11542                       12905
    9/30/2015              11583                       13021
   10/31/2015              11564                       12975
   11/30/2015              11532                       12920
   12/31/2015              11527                       12899
    1/31/2016              11655                       13183
    2/29/2016              11708                       13313
    3/31/2016              11713                       13331
    4/30/2016              11717                       13315
    5/31/2016              11734                       13320
    6/30/2016              11861                       13630
    7/31/2016              11890                       13688
    8/31/2016              11857                       13610
    9/30/2016              11861                       13585
   10/31/2016              11719                       13428
   11/30/2016              11391                       13061
   12/31/2016              11345                       13046
    1/31/2017              11337                       13076
    2/28/2017              11377                       13144
    3/31/2017              11370                       13136
    4/30/2017              11425                       13228
    5/31/2017              11455                       13316
    6/30/2017              11422                       13296
    7/31/2017              11440                       13317
    8/31/2017              11494                       13467
    9/30/2017              11448                       13349
   10/31/2017              11428                       13334
   11/30/2017              11407                       13318
   12/31/2017              11422                       13364
    1/31/2018              11325                       13178
    2/28/2018              11264                       13074
    3/31/2018              11317                       13203



AIG U.S. Government Securities Fund

                       Class A@           Class C
----------------- ------------------ ------------------
                  Average            Average
                  Annual  Cumulative Annual  Cumulative
                  Return   Return+   Return   Return+
----------------- ------- ---------- ------- ----------
1 Year Return     -5.23%    -0.46%   -1.98%    -1.00%
-------------------------------------------------------
5 Year Return     -1.25%    -1.44%   -0.93%    -4.58%
-------------------------------------------------------
10 Year Return     1.25%    18.80%    1.08%    11.34%
-------------------------------------------------------
Since Inception*   3.80%   161.84%    2.94%    72.48%
-------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
*  Inception Date - Class A: 10/1/93; Class C: 06/1/99.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 4.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares has been deducted, as applicable.
@ As of the close of business on December 2, 2014, Class B shares of the Fund were no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions received by a shareholder from the Fund continued to be automatically reinvested in additional Class B shares of the Fund, at the net asset value per share in effect on the payable date, unless the shareholder had elected to receive them in cash or automatically reinvest them in any retail fund distributed by AIG Capital Services, Inc. As of the close of business on January 27, 2015, all outstanding Class B shares of the Funds were converted to Class A shares.

For the 12-month period ended March 31, 2018, the AIG U.S. Government Securities Fund Class A returned -5.23%, compared to 0.51% for the ICE BofAML US Treasury Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.

** The ICE BofAML U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

AIG Strategic Bond Fund

The AIG Strategic Bond Fund Class A shares returned 2.41% (before maximum sales charge) for the 12-month period ended March 31, 2018. The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index,/*/ which returned 1.20% during the same annual period. The Fund also outperformed the LIBOR 3-Month Index,/*/ a widely-recognized benchmark of interest rate performance, which returned 1.46% for the same annual period.

The Fund's outperformance relative to its benchmark can be attributed primarily to increased allocations to segments of the fixed income market with higher spreads, or yield differentials, to U.S. Treasuries. Specifically, greater allocations to high yield bonds and emerging markets debt contributed most positively to the Fund's relative results. These two sectors, as measured by the Bloomberg Barclays U.S. Corporate High Yield Index/*/ and the JPMorgan Emerging Markets Bond Index-Global,/*/ respectively, posted returns of 3.78% and 3.34%, respectively, performing well amid a macroeconomic backdrop that favored risk assets. The Fund also benefited from having an underweight allocation to U.S. government securities during the annual period, as these bonds were negatively impacted by rising U.S. Treasury rates. Stronger economic growth and inflation expectations led to a more hawkish policy tone from the U.S. Federal Reserve (the "Fed") and from other major central banks around the globe. This caused U.S. Treasury rates to increase across most of the yield curve, or spectrum of maturities.

Security selection overall also contributed positively to the Fund's returns relative to the Bloomberg Barclays U.S. Aggregate Bond Index during the annual period. Generally speaking, security selection within the investment grade corporate bond, high yield bond and emerging market debt sectors boosted the Fund's relative results, more than offsetting weaker issue selection amongst securitized products, which detracted. Within the investment grade corporate bond sector, issue selection was strongest among financial institutions. Within the high yield bond sector, security selection proved most beneficial in the retail, technology and finance company market segments.

Within sectors, industry allocation positioning was slightly positive but had a muted effect on Fund performance overall. For example, within the high yield bond sector, the Fund benefited from underweight allocations to the wirelines and healthcare market segments and from an overweight allocation to what is known as "other industrials." These positive contributors modestly more than offset the detracting effect of a small cash position within the Fund and an underweight allocation to the pharmaceuticals industry. Similarly, country exposure as a whole had a minimal impact on the Fund's results during the annual period. While the Fund remained U.S.-centric, portions of the Fund were allocated to non-U.S. dollar denominated sovereign and emerging market bonds, which meant country exposure had an impact on results during the annual period. Outside of the U.S., holdings within Ghana and Ivory Coast contributed positively, while holdings in Venezuela and Lebanon detracted from the Fund's performance.

Duration positioning detracted from the Fund's performance during the annual period. The Fund maintained a longer duration profile than that of the Bloomberg Barclays U.S. Aggregate Bond Index. Such positioning dampened relative results, as five-year and 10-year U.S. Treasury rates moved 64 basis points+ and 35 basis points higher, respectively, during the annual period, while longer-term U.S. Treasury rates increased more modestly and 30-year U.S. Treasury yields actually declined modestly. Thus, the yield curve flattened.++ Partially offsetting the detracting effect of duration positioning was yield curve positioning, which contributed positively. The Fund benefited modestly from positioning that favored a flatter yield curve, as we maintained a preference for 10-year and 30-year maturities.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)


The Fund began the annual period with target allocations of 30% to investment grade corporate bonds, 15% to securitized products, 40% to high yield bonds and 15% to emerging markets debt. As market conditions, including macroeconomic, political, geopolitical and monetary policy factors, shifted, we adjusted target allocations accordingly throughout the annual period. As of March 31, 2018, the Fund had target allocations of 20% to investment grade corporate bonds, 10% to securitized products, 40% to high yield bonds and 30% to emerging markets debt.

--------
Past performance is no guarantee of future results.

Interest rates and bond prices typically move inversely to each other; therefore, as with any bond fund, the value of an investment in this Fund may go up or down in response to changes in interest rates. High-yield bonds tend to have lower interest rate risk than higher-quality bonds of similar maturity but carry greater credit and default risk. Investing internationally involves special risks, such as currency fluctuations and economic and political instability.

* The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The LIBOR 3-Month Index is a benchmark interest rate that some of the world's leading banks charge each other for short-term loans. It serves as the first step to calculating interest rates on various loans throughout the world and is published each day in five currencies: the Swiss franc, the euro, the pound sterling, the Japanese yen, and the U.S. dollar. The Bloomberg Barclays U.S. Corporate High Yield Index is comprised of fixed-rate, publicly issued, non-investment grade debt. The JPMorgan Emerging Markets Bond Index-Global ("EMBI Global") tracks total returns for traded external debt instruments in the emerging markets. It includes U.S. dollar-denominated Brady bonds, loans and Eurobonds with an outstanding face value of at least $500 million. Indices are not managed and an investor cannot invest directly into an index.
+ A basis point is 1/100/th/ of a percentage point.
++A flattening yield curve is one in which the differential between yields on shorter-term and longer-term maturities narrows.

Securities listed may or may not be a part of current Fund construction.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in AIG Strategic Bond Fund Class A shares would have increased to $15,125. The same amount invested in securities mirroring the performance of the Bloomberg Barclays U.S. Aggregate Bond Index and the LIBOR 3-Month Index would be valued at $14,284 and $10,753, respectively.

                                     [CHART]

               AIG Strategic    Bloomberg Barclays
                Bond Fund        U.S. Aggregate          LIBOR
  Date          Class A/#/       Bond Index/*/*/     3-Month Index/*/*/*/
----------     -------------    ------------------   --------------------
 3/31/2008        $ 9,537             $10,000              $10,000
 4/30/2008          9,662               9,979               10,022
 5/31/2008          9,652               9,906               10,045
 6/30/2008          9,531               9,898               10,068
 7/31/2008          9,468               9,890               10,091
 8/31/2008          9,462               9,984               10,113
 9/30/2008          8,950               9,850               10,138
10/31/2008          7,901               9,617               10,172
11/30/2008          7,749               9,930               10,195
12/31/2008          8,056              10,301               10,216
 1/31/2009          8,134              10,210               10,227
 2/28/2009          8,030              10,171               10,237
 3/31/2009          8,137              10,313               10,248
 4/30/2009          8,574              10,362               10,258
 5/31/2009          8,957              10,437               10,266
 6/30/2009          9,129              10,496               10,272
 7/31/2009          9,516              10,666               10,277
 8/31/2009          9,661              10,776               10,281
 9/30/2009         10,019              10,889               10,284
10/31/2009         10,100              10,943               10,287
11/30/2009         10,240              11,085               10,289
12/31/2009         10,275              10,912               10,292
 1/31/2010         10,355              11,078               10,294
 2/28/2010         10,397              11,120               10,296
 3/31/2010         10,604              11,106               10,298
 4/30/2010         10,779              11,222               10,300
 5/31/2010         10,475              11,316               10,303
 6/30/2010         10,654              11,493               10,308
 7/31/2010         11,000              11,616               10,313
 8/31/2010         11,120              11,766               10,317
 9/30/2010         11,336              11,778               10,319
10/31/2010         11,553              11,820               10,322
11/30/2010         11,341              11,752               10,324
12/31/2010         11,472              11,625               10,327
 1/31/2011         11,588              11,639               10,329
 2/28/2011         11,698              11,668               10,332
 3/31/2011         11,746              11,674               10,335
 4/30/2011         11,962              11,823               10,337
 5/31/2011         12,010              11,977               10,339
 6/30/2011         11,887              11,942               10,341
 7/31/2011         12,074              12,131               10,344
 8/31/2011         11,815              12,309               10,346
 9/30/2011         11,486              12,398               10,349
10/31/2011         11,886              12,412               10,353
11/30/2011         11,692              12,401               10,357
12/31/2011         11,880              12,537               10,361
 1/31/2012         12,175              12,647               10,367
 2/29/2012         12,362              12,644               10,371
 3/31/2012         12,332              12,575               10,375
 4/30/2012         12,481              12,714               10,379
 5/31/2012         12,416              12,829               10,383
 6/30/2012         12,527              12,834               10,387
 7/31/2012         12,857              13,011               10,391
 8/31/2012         12,935              13,020               10,395
 9/30/2012         13,084              13,038               10,398
10/31/2012         13,163              13,063               10,402
11/30/2012         13,241              13,084               10,404
12/31/2012         13,313              13,065               10,406
 1/31/2013         13,318              12,974               10,409
 2/28/2013         13,356              13,039               10,411
 3/31/2013         13,397              13,050               10,414
 4/30/2013         13,662              13,182               10,416
 5/31/2013         13,368              12,946               10,419
 6/30/2013         12,922              12,746               10,421
 7/31/2013         13,040              12,763               10,423
 8/31/2013         12,894              12,698               10,426
 9/30/2013         13,087              12,818               10,428
10/31/2013         13,321              12,922               10,430
11/30/2013         13,288              12,874               10,432
12/31/2013         13,355              12,801               10,434
 1/31/2014         13,400              12,990               10,436
 2/28/2014         13,630              13,059               10,438
 3/31/2014         13,711              13,037               10,440
 4/30/2014         13,833              13,147               10,442
 5/31/2014         14,034              13,297               10,444
 6/30/2014         14,119              13,303               10,446
 7/31/2014         14,008              13,270               10,448
 8/31/2014         14,173              13,417               10,450
 9/30/2014         13,900              13,326               10,452
10/31/2014         13,985              13,457               10,454
11/30/2014         13,948              13,552               10,456
12/31/2014         13,793              13,565               10,459
 1/31/2015         13,956              13,849               10,461
 2/28/2015         14,077              13,719               10,463
 3/31/2015         14,082              13,783               10,465
 4/30/2015         14,167              13,733               10,468
 5/31/2015         14,132              13,700               10,470
 6/30/2015         13,934              13,551               10,473
 7/31/2015         13,897              13,645               10,475
 8/31/2015         13,737              13,625               10,478
 9/30/2015         13,574              13,717               10,481
10/31/2015         13,782              13,720               10,484
11/30/2015         13,660              13,683               10,487
12/31/2015         13,414              13,639               10,491
 1/31/2016         13,332              13,827               10,497
 2/29/2016         13,373              13,925               10,502
 3/31/2016         13,797              14,053               10,508
 4/30/2016         14,052              14,107               10,513
 5/31/2016         14,098              14,110               10,519
 6/30/2016         14,269              14,364               10,525
 7/31/2016         14,522              14,455               10,531
 8/31/2016         14,692              14,438               10,538
 9/30/2016         14,731              14,430               10,546
10/31/2016         14,644              14,319               10,553
11/30/2016         14,336              13,981               10,561
12/31/2016         14,455              14,000               10,570
 1/31/2017         14,574              14,028               10,579
 2/28/2017         14,778              14,122               10,588
 3/31/2017         14,769              14,115               10,598
 4/30/2017         14,900              14,224               10,607
 5/31/2017         15,034              14,333               10,618
 6/30/2017         15,034              14,319               10,629
 7/31/2017         15,166              14,380               10,641
 8/31/2017         15,252              14,509               10,653
 9/30/2017         15,291              14,440               10,664
10/31/2017         15,375              14,449               10,677
11/30/2017         15,316              14,430               10,689
12/31/2017         15,391              14,496               10,703
 1/31/2018         15,377              14,329               10,719
 2/28/2018         15,181              14,193               10,734
 3/31/2018         15,125              14,284               10,753



AIG Strategic Bond Fund

                       Class A            Class B            Class C            Class W
----------------- ------------------ ------------------ ------------------ ------------------
                  Average            Average            Average            Average
                  Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
                  Return   Return+   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -2.47%     2.41%   -2.56%     1.41%    0.76%     1.75%    2.65%    2.65%
---------------------------------------------------------------------------------------------
5 Year Return      1.46%    12.90%    1.41%     9.15%    1.80%     9.35%      N/A      N/A
---------------------------------------------------------------------------------------------
10 Year Return     4.22%    58.60%    4.13%    49.89%    4.05%    48.73%      N/A      N/A
---------------------------------------------------------------------------------------------
Since Inception*   5.90%   325.07%    6.18%   321.88%    5.75%   282.14%    2.70%    8.81%
---------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
*  Inception Date - Class A: 11/1/93; Class B: 04/1/94; Class C: 04/1/94; Class
   W: 01/29/15.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 4.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.

For the 12-month period ended March 31, 2018, the AIG Strategic Bond Fund Class A returned -2.47%, compared to 1.20% for the Bloomberg Barclays U.S. Aggregate Bond Index and 1.46% for the LIBOR 3-Month Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.

** The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.
***The LIBOR 3-Month Index is a benchmark interest rate that some of the world's leading banks charge each other for short-term loans. It serves as the first step to calculating interest rates on various loans throughout the world and is published each day in five currencies: the Swiss franc, the euro, the pound sterling, the Japanese yen, and the U.S. dollar.

Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

AIG Flexible Credit Fund

The AIG Flexible Credit Fund Class A shares returned 3.54% (before maximum sales charge) for the 12-month period ended March 31, 2018. The Fund modestly underperformed its benchmark, the Flexible Credit Blended Benchmark, composed 50% of the Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index/*/ and 50% of the S&P/LSTA Leveraged Loan Index,/*/ which returned 4.11% during the same annual period. The Fund significantly outperformed the ICE BofAML USD 3-Mo Dep OR CM Index,/*/ a broad measure of market performance, which returned 1.21% for the same annual period.

The Fund actively invests in high yield bonds and floating rate loans and has the flexibility to allocate 0% to 100% of its portfolio to either sector of the leveraged finance market. During the annual period, lower quality credit sectors generally outperformed higher quality, and thus the Fund's higher credit quality positioning detracted from its results relative to the Flexible Credit Blended Benchmark. To a lesser extent, the Fund's modest underweight to high yield bonds during the third quarter of 2017 and its underweight to floating rate loans and overweight to high yield bonds during the fourth quarter of 2017 also detracted from relative performance.

Industry and security selection overall contributed positively to the Fund's relative results. Within the Fund's high yield bond allocation, overweights to basic industry and banking companies and an underweight to communications companies were additive to relative performance. Issue selection proved most effective in finance, consumer cyclical and basic industry companies within the Fund's high yield bond allocation and in the energy and financials industries within its floating rate loan allocation. Such positive contributors were somewhat offset by underweights to the financials and information technology industries within the Fund's floating rate loan allocation, which detracted. Issue selection within the communications and energy industries within the Fund's high yield bond allocation and within the manufacturing and information technology industries amongst the Fund's floating rate loan allocation also dampened results.

Among individual securities, positions in the loans of offshore drilling rig operator Seadrill Partners and the bonds of electric utility Dynegy were among the best performers. The loans of asset manager and mortgage servicer Ditech Holding, formerly known as Walter Investment Management, also proved to be a top contributor. Detractors included positions in retail gift and loyalty card services provider CPI Card Group, Brazilian meat/protein producer JBS Investments and communication services provider Frontier Communications.

The Fund began the annual period with a near 50/50 split between floating rate loans and high yield bonds. We began adding to the Fund's high yield bond position in the second half of 2017, bringing the allocation to a 45/55 loans/high yield mix, as we believed valuation levels were more attractive amongst high yield bonds and their fundamentals remained generally favorable. By the end of calendar year 2017, market conditions shifted, as prospects for further interest rate increases by the Federal Reserve, combined with tightening valuation levels in high yield, informed our decision to rotate out of high yield bonds and back into loans during the first quarter of 2018. More specifically, though spreads had tightened due to high levels

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

of demand, price weakness appeared to have been more than offset by the steady increase in three-month LIBOR. The technical, or supply/demand, picture also remained supportive, in our view, for loans, as a rising interest rate environment and what we saw as attractive current yield relative to other fixed income options stoked investor demand. Given this combination of factors, we migrated the Fund's portfolio toward a 60/40 loans/high yield mix at the end of the annual period. As of March 31, 2018, the Fund had approximately a 53% allocation to loans and approximately a 47% allocation to high yield bonds.


--------
Past performance is no guarantee of future results.

Interest rates and bond prices typically move inversely to each other; therefore, as with any bond fund, the value of an investment in this Fund may go up or down in response to changes in interest rates. High-yield bonds tend to have lower interest-rate risk but may be subject to greater market fluctuations and risk of default or loss of income and principal than securities in higher rating categories. High-yield debt instruments carry a greater default risk, may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other debt instruments. Investments in floating rate loans involve certain risks, including, among others risks of nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of full liquidity.

*The Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index is a component of the U.S. Corporate High-Yield Bond Index, which covers the universe of fixed-rate, non-investment grade corporate debt of issuers in non-emerging market countries. It is not market capitalization-weighted and each issuer is capped at 2% of the index. The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings spreads and interest payments. The ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity (USD 3-Mo Dep OR CM) Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Fund construction.

        SunAmerica Income Funds
        COMPARISONS: PORTFOLIOS vs. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in AIG Flexible Credit Fund Class A shares would have increased to $14,924. The same amount invested in securities mirroring the performance of the Blended Benchmark (50% Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Index/50% S&P/LSTA Leveraged Loan Index), the Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Index, the S&P/LSTA Leveraged Loan Index and the ICE BofAML USD 3-Mo Dep OR CM Index would be valued at $19,675, $22,246, $17,283, and $10,766, respectively.

                                     [CHART]

                        Blended Benchmark
                        (50% Bloomberg
                         Barclays U.S.
                          High-Yield 2%                    S&P/LSTA
                          Issuer Capped      Bloomberg    Leveraged
                            Index/50%      Barclays U.S.     Loan
           AIG Flexible     S&P/LSTA        High-Yield 2%    Index    ICE BofAML USD
           Credit Fund     Leveraged          Issuer        /DAGGER/    3-Mo Dep OR
   Date     Class A/#/    Loan Index)      Capped Index@   /DAGGER/     CM Index***
---------- ------------ ------------------ -------------  ----------  --------------
 3/31/2008    $ 9,519        $10,000          $10,000       $10,000       $10,000
 4/30/2008      9,893         10,391           10,411        10,370        10,019
 5/31/2008      9,972         10,461           10,453        10,468        10,047
 6/30/2008      9,865         10,345           10,195        10,494        10,067
 7/31/2008      9,621         10,240           10,067        10,414        10,091
 8/31/2008      9,611         10,249           10,098        10,400        10,115
 9/30/2008      8,842          9,541            9,323         9,761        10,110
10/31/2008      7,236          8,143            7,823         8,471        10,171
11/30/2008      6,355          7,439            7,136         7,750        10,211
12/31/2008      6,376          7,591            7,639         7,522        10,246
 1/31/2009      6,580          8,125            8,148         8,079        10,263
 2/28/2009      6,430          8,047            7,927         8,142        10,271
 3/31/2009      6,410          8,215            8,144         8,259        10,284
 4/30/2009      7,003          9,057            9,105         8,977        10,298
 5/31/2009      7,478          9,637            9,715         9,525        10,315
 6/30/2009      7,672          9,990           10,001         9,942        10,322
 7/31/2009      8,131         10,526           10,601        10,413        10,329
 8/31/2009      8,172         10,746           10,805        10,649        10,336
 9/30/2009      8,557         11,225           11,422        10,990        10,340
10/31/2009      8,731         11,358           11,629        11,051        10,343
11/30/2009      8,822         11,428           11,743        11,079        10,346
12/31/2009      9,100         11,783           12,128        11,405        10,348
 1/31/2010      9,193         11,981           12,287        11,638        10,351
 2/28/2010      9,224         12,006           12,302        11,671        10,353
 3/31/2010      9,515         12,323           12,675        11,934        10,354
 4/30/2010      9,750         12,560           12,977        12,109        10,355
 5/31/2010      9,329         12,194           12,513        11,837        10,354
 6/30/2010      9,420         12,241           12,667        11,781        10,359
 7/31/2010      9,748         12,550           13,113        11,962        10,366
 8/31/2010      9,756         12,573           13,117        12,003        10,373
 9/30/2010     10,056         12,847           13,505        12,172        10,376
10/31/2010     10,268         13,112           13,850        12,362        10,378
11/30/2010     10,150         13,061           13,692        12,406        10,380
12/31/2010     10,343         13,260           13,939        12,560        10,383
 1/31/2011     10,555         13,537           14,247        12,807        10,386
 2/28/2011     10,701         13,657           14,435        12,867        10,388
 3/31/2011     10,760         13,679           14,482        12,865        10,391
 4/30/2011     10,879         13,828           14,706        12,947        10,394
 5/31/2011     10,940         13,856           14,778        12,935        10,397
 6/30/2011     10,811         13,763           14,634        12,887        10,399
 7/31/2011     10,933         13,852           14,803        12,906        10,401
 8/31/2011     10,394         13,269           14,208        12,338        10,402
 9/30/2011     10,134         13,079           13,741        12,391        10,404
10/31/2011     10,635         13,660           14,566        12,749        10,406
11/30/2011     10,465         13,479           14,251        12,686        10,408
12/31/2011     10,727         13,693           14,631        12,751        10,411
 1/31/2012     11,009         14,051           15,075        13,029        10,417
 2/29/2012     11,224         14,272           15,434        13,130        10,423
 3/31/2012     11,214         14,317           15,414        13,231        10,428
 4/30/2012     11,334         14,444           15,572        13,328        10,432
 5/31/2012     11,190         14,299           15,365        13,238        10,436
 6/30/2012     11,409         14,499           15,689        13,330        10,440
 7/31/2012     11,599         14,721           15,988        13,484        10,445
 8/31/2012     11,688         14,890           16,175        13,635        10,449
 9/30/2012     11,844         15,076           16,400        13,787        10,454
10/31/2012     11,868         15,166           16,544        13,830        10,458
11/30/2012     11,991         15,250           16,676        13,873        10,461
12/31/2012     12,154         15,431           16,939        13,982        10,464
 1/31/2013     12,281         15,616           17,166        14,131        10,467
 2/28/2013     12,298         15,672           17,253        14,161        10,470
 3/31/2013     12,494         15,816           17,429        14,277        10,472
 4/30/2013     12,655         16,007           17,744        14,363        10,475
 5/31/2013     12,537         15,975           17,641        14,390        10,478
 6/30/2013     12,239         15,719           17,179        14,305        10,480
 7/31/2013     12,471         15,945           17,504        14,446        10,483
 8/31/2013     12,347         15,894           17,398        14,441        10,485
 9/30/2013     12,470         15,992           17,571        14,476        10,488
10/31/2013     12,741         16,250           18,010        14,581        10,490
11/30/2013     12,758         16,332           18,101        14,653        10,492
12/31/2013     12,813         16,414           18,199        14,722        10,494
 1/31/2014     12,904         16,525           18,327        14,818        10,497
 2/28/2014     13,175         16,706           18,697        14,844        10,498
 3/31/2014     13,194         16,756           18,741        14,898        10,501
 4/30/2014     13,285         16,819           18,860        14,915        10,503
 5/31/2014     13,377         16,954           19,032        15,018        10,505
 6/30/2014     13,503         17,074           19,192        15,104        10,507
 7/31/2014     13,261         16,958           18,937        15,100        10,509
 8/31/2014     13,465         17,106           19,238        15,123        10,511
 9/30/2014     13,179         16,875           18,834        15,033        10,513
10/31/2014     13,382         16,997           19,058        15,072        10,515
11/30/2014     13,279         16,978           18,920        15,147        10,517
12/31/2014     13,088         16,749           18,647        14,957        10,519
 1/31/2015     13,133         16,832           18,769        15,006        10,521
 2/28/2015     13,404         17,153           19,221        15,218        10,523
 3/31/2015     13,373         17,138           19,116        15,274        10,525
 4/30/2015     13,493         17,321           19,348        15,415        10,527
 5/31/2015     13,500         17,363           19,406        15,444        10,530
 6/30/2015     13,427         17,198           19,118        15,379        10,532
 7/31/2015     13,433         17,147           19,007        15,378        10,534
 8/31/2015     13,282         16,937           18,674        15,271        10,537
 9/30/2015     13,090         16,665           18,194        15,172        10,540
10/31/2015     13,253         16,878           18,693        15,144        10,542
11/30/2015     13,139         16,618           18,280        15,011        10,543
12/31/2015     12,963         16,321           17,820        14,854        10,543
 1/31/2016     12,887         16,137           17,533        14,757        10,549
 2/29/2016     12,927         16,140           17,634        14,679        10,554
 3/31/2016     13,210         16,722           18,417        15,083        10,559
 4/30/2016     13,492         17,215           19,138        15,383        10,565
 5/31/2016     13,538         17,345           19,257        15,520        10,569
 6/30/2016     13,581         17,426           19,434        15,523        10,576
 7/31/2016     13,791         17,787           19,959        15,745        10,579
 8/31/2016     13,962         18,039           20,377        15,863        10,585
 9/30/2016     14,009         18,177           20,513        16,001        10,592
10/31/2016     14,060         18,288           20,592        16,133        10,599
11/30/2016     13,984         18,268           20,494        16,175        10,606
12/31/2016     14,177         18,543           20,872        16,362        10,613
 1/31/2017     14,312         18,729           21,175        16,454        10,621
 2/28/2017     14,444         18,912           21,483        16,536        10,629
 3/31/2017     14,414         18,899           21,435        16,550        10,637
 4/30/2017     14,550         19,049           21,683        16,622        10,647
 5/31/2017     14,606         19,166           21,870        16,683        10,657
 6/30/2017     14,574         19,175           21,900        16,676        10,666
 7/31/2017     14,712         19,348           22,143        16,790        10,677
 8/31/2017     14,683         19,339           22,134        16,783        10,689
 9/30/2017     14,780         19,464           22,333        16,849        10,700
10/31/2017     14,837         19,563           22,428        16,949        10,712
11/30/2017     14,806         19,550           22,371        16,969        10,722
12/31/2017     14,872         19,618           22,438        17,036        10,731
 1/31/2018     15,064         19,771           22,573        17,200        10,745
 2/28/2018     14,992         19,707           22,381        17,234        10,754
 3/31/2018     14,924         19,675           22,246        17,283        10,766


AIG Flexible Credit Fund

                      Class A##           Class C            Class W
----------------- ------------------ ------------------ ------------------
                  Average            Average            Average
                  Annual  Cumulative Annual  Cumulative Annual  Cumulative
                  Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -1.33%     3.54%    1.89%     2.88%    3.76%     3.76%
--------------------------------------------------------------------------
5 Year Return      2.61%    19.45%    2.96%    15.68%      N/A       N/A
--------------------------------------------------------------------------
10 Year Return     4.09%    56.78%    3.93%    47.10%      N/A       N/A
--------------------------------------------------------------------------
Since Inception*   4.76%   158.98%    4.55%   119.02%    3.83%    14.06%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
*  Inception Date - Class A: 11/2/98; Class C: 08/21/00; Class W: 10/01/14.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 4.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares has been deducted, as applicable.
## As of the close of business on December 2, 2014, Class B shares of the Fund were no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions received by a shareholder from the Fund continued to be automatically reinvested in additional Class B shares of the Fund, at the net asset value per share in effect on the payable date, unless the shareholder had elected to receive them in cash or automatically reinvest them in any retail fund distributed by AIG Capital Services, Inc. As of the close of business on January 27, 2015, all outstanding Class B shares of the Funds were converted to Class A shares.

For the 12 month period ended March 31, 2018, the AIG Flexible Credit Fund Class A returned -1.33%, compared to 4.11% for the Blended Benchmark (50% Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Index/50% S&P/LSTA Leveraged Loan Index), 3.78% for the Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Index, 4.43% for the S&P/LSTA Leveraged Loan Index and 1.21% for the ICE BofAML USD 3-Mo Dep OR CM Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.aig.com/funds.

@ The Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Index is a component of the U.S. Corporate High Yield Bond Index, which covers the universe of fixed-rate, non-investment grade corporate debt of issuers in non-emerging market countries. It is not market capitalization-weighted and each issuer is capped at 2% of the index.
++ The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings spreads and interest payments.
*** The ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity
    (USD 3-Mo Dep OR CM) Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity.

Indices are not managed and an investor cannot invest directly into an index.

[LOGO]
AIG Funds
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

   Trustees                   VOTING PROXIES ON       DISCLOSURE OF
    Richard W. Grant          TRUST PORTFOLIO         QUARTERLY PORTFOLIO
    Peter A. Harbeck          SECURITIES              HOLDINGS
    Dr. Judith L. Craven      A description of the    The Trust is required
    William F. Devin          policies and            to file its com-plete
    Stephen J. Gutman         proce-dures that the    schedule of portfolio
    Eileen A. Kamerick        Trust uses to           holdings with the U.S.
   Officers                   determine how to vote   Securities and
    John T. Genoy, President  proxies relating to     Exchange Commission
    James Nichols, Vice       secu-rities held in a   for its first and
      President               Fund's portfolio,       third fiscal quarters
    Christopher C. Joe,       which is available in   on Form N-Q. The
      Chief Compliance        the Trust's Statement   Trust's Forms N-Q are
      Officer                 of Additional           available on the
    Gregory N. Bressler,      Information, may be     U.S. Securities and
      Secretary               ob-tained without       Exchange Commis-sion
    Kathleen Fuentes, Chief   charge upon request,    website at
      Legal Officer and       by calling (800)        www.sec.gov. You can
      Assistant Secretary     858-8850. The           also review and obtain
    Gregory R. Kingston,      in-formation is also    copies of the Forms
      Treasurer               available from the      N-Q at the U.S.
    Donna McManus, Vice       EDGAR database on the   Securities and
      President and           U.S. Secu-rities and    Exchange Commission
      Assistant Treasurer     Exchange Commission's   Public Refer-ence Room
    Shawn Parry, Vice         website at              in Washington DC
      President and           http://www.sec.gov.     (information on the
      Assistant Treasurer     DELIVERY OF             operation of the
    Matthew J. Hackethal,     SHAREHOLDER DOCUMENTS   Public Reference Room
      Anti-Money Laundering   The Funds have adopted  may be ob-tained by
      Compliance Officer      a policy that allows    calling
   Investment Adviser         them to send only one   1-800-SEC-0330).
    SunAmerica Asset          copy of a Fund's        PROXY VOTING RECORD ON
      Management, LLC         prospectus, proxy       SUNAMERICA INCOME FUNDS
    Harborside 5              material, annual        Information regarding
    185 Hudson Street, Suite  report and semi-annual  how the Funds voted
      3300                    report (the             proxies relating to
    Jersey City, NJ 07311     "shareholder            securities held in the
   Distributor                documents") to          Funds during the most
    AIG Capital Services,     shareholders with       recent twelve month
      Inc.                    multiple accounts       period ended June 30
    Harborside 5              residing at the same    is available, once
    185 Hudson Street, Suite  "household." This       filed with the U.S.
      3300                    practice is called      Securities and
    Jersey City, NJ 07311     householding and        Exchange Commission,
   Shareholder Servicing      reduces Fund expenses,  without charge, upon
   Agent                      which benefits you and  request, by calling
    AIG Fund Services, Inc.   other shareholders.     (800) 858-8850 or on
    Harborside 5              Unless the Funds        the U.S. Securities
    185 Hudson Street, Suite  receive instructions    and Exchange
      3300                    to the con-trary, you   Commission's website
    Jersey City, NJ 07311     will only receive one   at http://www.sec.gov.
   Custodian                  copy of the             This report is
    State Street Bank and     shareholder documents.  submitted solely for
      Trust Company           The Funds will          the general
    One Lincoln Street        continue to household   information of
    Boston, MA 02111          the share-holder        shareholders of the
   Transfer Agent             documents               Funds. Distribution of
    DST Asset Manager         indefinitely, until we  this report to persons
      Solutions, Inc.         are instructed          other than
    303 W 11th Street         otherwise. If you do    shareholders of the
    Kansas City, MO 64105     not wish to             Funds is authorized
                              participate in          only in con-nection
                              householding please     with a currently
                              contact Shareholder     effective pro-spectus,
                              Services at (800)       setting forth details
                              858-8850 ext. 6010 or   of the Funds, which
                              send a written request  must precede or
                              with your name, the     accom-pany this report.
                              name of your fund(s)
                              and your account
                              number(s) to AIG Funds
                              c/o DST, P.O. Box
                              219186, Kansas City
                              MO, 64121-9186. We
                              will resume
                              in-dividual mailings
                              for your account
                              within thirty (30)
                              days of receipt of
                              your request.

Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:


                   1   Go to www.aig.com/funds

                   2   Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

aig.com/funds

INANN - 3/18

[LOGO]

Item 2.  Code of Ethics.

         The SunAmerica Income Funds (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the "Code"). During the fiscal year ended March 31, 2018, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant's Principal Executive and Principal Accounting Officers (the "Covered Officers").

Item 3.  Audit Committee Financial Expert.

         As of January 16, 2018, the registrant's Board of Trustees has determined that Eileen A. Kamerick, a Trustee of the registrant, qualifies as an audit committee financial expert, as defined in
         Item 3(b) of Form N-CSR. Ms. Kamerick is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.


Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                               2017        2018
         (a) Audit Fees ....................$ 154,143   $ 158,770
         (b) Audit-Related Fees ............$       0   $       0
         (c) Tax Fees ......................$  49,924   $  51,806
         (d) All Other Fees ................$       0   $       0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                               2017        2018
         (b) Audit-Related Fees ............$       0   $       0
         (c) Tax Fees ......................$       0   $       0
         (d) All Other Fees ................$       0   $       0


    (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)  Not applicable.

    (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2017 and 2018 were $49,924 and $51,806 respectively.

    (h)  Not applicable.


Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

          Not applicable.

Item 13. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ John T. Genoy
    -----------------------
    John T. Genoy
    President

Date: June 08, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -----------------------
    John T. Genoy
    President

Date: June 08, 2018

By: /s/ Gregory R. Kingston
    -----------------------
    Gregory R. Kingston
    Treasurer

Date: June 08, 2018